UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21714

MML Series Investment Fund II

(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA 01111

(Address of principal executive offices) (Zip code)

Richard J. Byrne

1295 State Street, Springfield, MA 01111

(Name and address of agent for service)

Registrant’s telephone number, including area code: 413-788-8411

Date of fiscal year end: 12/31/12

Date of reporting period: 3/31/12

Item 1. Schedule of Investments.

MML Blend Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 62.0%

COMMON STOCK — 62.0%
Advertising — 0.1%
The Interpublic Group of Companies, Inc.	33,822	$385,909
Omnicom Group, Inc.	3,747	189,786

		575,695

Aerospace & Defense — 1.4%
The Boeing Co.	12,672	942,417
General Dynamics Corp.	6,322	463,908
Goodrich Corp.	3,937	493,857
L-3 Communications Holdings, Inc.	14,520	1,027,580
Lockheed Martin Corp.	14,655	1,316,898
Northrop Grumman Corp.	14,118	862,328
Raytheon Co.	13,459	710,366
Rockwell Collins, Inc.	68	3,914
United Technologies Corp.	30,610	2,538,794

		8,360,062

Agriculture — 2.0%
Altria Group, Inc.	86,959	2,684,424
Archer-Daniels-Midland Co.	36,392	1,152,171
Lorillard, Inc.	8,864	1,147,711
Philip Morris International, Inc.	75,236	6,666,662
Reynolds American, Inc.	13,234	548,417

		12,199,385

Airlines — 0.1%
Southwest Airlines Co.	35,383	291,556

Apparel — 0.3%
Nike, Inc. Class B	13,821	1,498,749
Ralph Lauren Corp.	960	167,357
VF Corp.	2,060	300,719

		1,966,825

Auto Manufacturers — 0.3%
Ford Motor Co.	135,113	1,687,562
Paccar, Inc.	3,822	178,984

		1,866,546

Automotive & Parts — 0.0%
The Goodyear Tire & Rubber Co. (a)	16,351	183,458
Johnson Controls, Inc.	672	21,827

		205,285

Banks — 2.7%
Bank of America Corp.	229,498	2,196,296
Bank of New York Mellon Corp.	34,307	827,828
BB&T Corp.	26,366	827,629
Capital One Financial Corp.	18,942	1,055,827
Comerica, Inc.	4,721	152,772
Fifth Third Bancorp	29,921	420,390

	Number of Shares	Value
First Horizon National Corp.	92	$955
Huntington Bancshares, Inc.	24,200	156,090
KeyCorp	42,164	358,394
M&T Bank Corp.	2,765	240,223
Northern Trust Corp.	3,159	149,894
PNC Financial Services Group, Inc.	16,318	1,052,348
Regions Financial Corp.	25,015	164,849
State Street Corp.	14,076	640,458
SunTrust Banks, Inc.	2,900	70,093
U.S. Bancorp	60,502	1,916,703
Wells Fargo & Co.	166,416	5,681,442
Zions Bancorp	3,541	75,990

		15,988,181

Beverages — 0.9%
Brown-Forman Corp. Class B	1,804	150,436
The Coca-Cola Co.	35,115	2,598,861
Coca-Cola Enterprises, Inc.	12,078	345,431
Constellation Brands, Inc. Class A (a)	53,212	1,255,271
Dr. Pepper Snapple Group, Inc.	8,704	349,988
Molson Coors Brewing Co. Class B	5,733	259,418
PepsiCo, Inc.	4,660	309,191

		5,268,596

Biotechnology — 0.7%
Amgen, Inc.	38,731	2,633,321
Biogen Idec, Inc. (a)	3,892	490,275
Celgene Corp. (a)	13,298	1,030,861
Life Technologies Corp. (a)	4,411	215,345

		4,369,802

Building Materials — 0.0%
Masco Corp.	125	1,671

Chemicals — 1.2%
Air Products & Chemicals, Inc.	2,095	192,321
Airgas, Inc.	772	68,685
CF Industries Holdings, Inc.	7,268	1,327,500
The Dow Chemical Co.	16,973	587,945
E.I. du Pont de Nemours & Co.	27,160	1,436,764
Eastman Chemical Co.	4,270	220,716
Ecolab, Inc.	22	1,358
FMC Corp.	600	63,516
International Flavors & Fragrances, Inc.	60	3,516
Monsanto Co.	24,794	1,977,569
The Mosaic Co.	300	16,587
PPG Industries, Inc.	5,219	499,980
Praxair, Inc.	6	688
The Sherwin-Williams Co.	2,973	323,076
Sigma-Aldrich Corp.	3,346	244,459

		6,964,680

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Coal — 0.0%
Alpha Natural Resources, Inc. (a)	560	$8,518
CONSOL Energy, Inc.	1,081	36,862
Peabody Energy Corp.	7,976	230,985

		276,365

Commercial Services — 1.6%
Apollo Group, Inc. Class A (a)	27,454	1,060,822
Automatic Data Processing, Inc.	10,109	557,916
DeVry, Inc.	1,055	35,733
Donnelley (R.R.) & Sons Co.	9,023	111,795
Equifax, Inc.	2,442	108,083
H&R Block, Inc.	22,963	378,201
Iron Mountain, Inc.	3,256	93,773
MasterCard, Inc. Class A	2,850	1,198,539
McKesson Corp.	9,435	828,110
Moody’s Corp.	11,330	476,993
Paychex, Inc.	5,164	160,032
Quanta Services, Inc. (a)	713	14,902
Robert Half International, Inc.	1,826	55,328
SAIC, Inc. (a)	57,278	756,069
Total System Services, Inc.	34,507	796,076
Visa, Inc. Class A	19,568	2,309,024
Western Union Co.	38,288	673,869

		9,615,265

Computers — 5.3%
Accenture PLC Class A	29,500	1,902,750
Apple, Inc. (a)	26,741	16,030,427
Cognizant Technology Solutions Corp. Class A (a)	78	6,002
Computer Sciences Corp.	20,326	608,560
Dell, Inc. (a)	72,631	1,205,675
EMC Corp. (a)	52,024	1,554,477
Hewlett-Packard Co.	50,774	1,209,944
International Business Machines Corp.	31,830	6,641,330
Lexmark International, Inc. Class A	34,269	1,139,102
NetApp, Inc. (a)	998	44,680
SanDisk Corp. (a)	4,203	208,427
Teradata Corp. (a)	5,986	407,946
Western Digital Corp. (a)	18,252	755,450

		31,714,770

Cosmetics & Personal Care — 0.8%
Avon Products, Inc.	8,592	166,341
Colgate-Palmolive Co.	9,568	935,559
The Estee Lauder Cos., Inc. Class A	2,110	130,694
The Procter & Gamble Co.	55,029	3,698,499

		4,931,093

Distribution & Wholesale — 0.1%
Fastenal Co.	2,082	112,636
Genuine Parts Co.	5,434	340,983
W.W. Grainger, Inc.	312	67,021

		520,640

	Number of Shares	Value
Diversified Financial — 2.8%
American Express Co.	34,249	$1,981,647
Ameriprise Financial, Inc.	7,136	407,680
BlackRock, Inc.	3,090	633,141
The Charles Schwab Corp.	412	5,920
Citigroup, Inc.	86,151	3,148,819
CME Group, Inc.	958	277,178
Discover Financial Services	26,883	896,279
E*TRADE Financial Corp. (a)	61	668
Federated Investors, Inc. Class B	1,960	43,924
Franklin Resources, Inc.	3,939	488,554
The Goldman Sachs Group, Inc.	10,670	1,327,028
IntercontinentalExchange, Inc. (a)	2,216	304,523
Invesco Ltd.	14,012	373,700
JP Morgan Chase & Co.	110,922	5,100,194
Legg Mason, Inc.	1,426	39,828
Morgan Stanley	40,697	799,289
The NASDAQ OMX Group, Inc. (a)	4,045	104,766
NYSE Euronext	3,932	117,999
SLM Corp.	28,291	445,866
T. Rowe Price Group, Inc.	7,606	496,672

		16,993,675

Electric — 1.8%
The AES Corp. (a)	26,487	346,185
Ameren Corp.	13,060	425,495
American Electric Power Co., Inc.	16,585	639,849
CenterPoint Energy, Inc.	12,431	245,139
CMS Energy Corp.	8,803	193,666
Consolidated Edison, Inc.	8,282	483,834
Dominion Resources, Inc.	2,716	139,086
DTE Energy Co.	6,760	372,003
Duke Energy Corp.	42,368	890,152
Edison International	8,926	379,444
Entergy Corp.	4,698	315,706
Exelon Corp.	27,440	1,075,922
FirstEnergy Corp.	12,580	573,522
Integrys Energy Group, Inc.	354	18,759
NextEra Energy, Inc.	13,630	832,520
Northeast Utilities	5,512	204,605
NRG Energy, Inc. (a)	7,600	119,092
Pepco Holdings, Inc.	5,243	99,040
PG&E Corp.	5,016	217,745
Pinnacle West Capital Corp.	3,496	167,458
PPL Corp.	23,218	656,141
Progress Energy, Inc.	1,533	81,418
Public Service Enterprise Group, Inc.	11,724	358,872
SCANA Corp.	747	34,071
The Southern Co.	26,822	1,205,113
TECO Energy, Inc.	8,895	156,107
Wisconsin Energy Corp.	5,782	203,411
Xcel Energy, Inc.	8,472	224,254

		10,658,609

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electrical Components & Equipment — 0.1%
Emerson Electric Co.	11,369	$593,235
Molex, Inc.	8,594	241,663

		834,898

Electronics — 0.3%
Agilent Technologies, Inc.	10,663	474,610
Amphenol Corp. Class A	132	7,890
FLIR Systems, Inc.	52	1,316
Jabil Circuit, Inc.	26,147	656,813
PerkinElmer, Inc.	2,620	72,469
TE Connectivity Ltd.	6,000	220,500
Waters Corp. (a)	1,050	97,293

		1,530,891

Engineering & Construction — 0.3%
Fluor Corp.	24,109	1,447,504
Jacobs Engineering Group, Inc. (a)	4,320	191,679

		1,639,183

Entertainment — 0.0%
International Game Technology	6,391	107,305

Environmental Controls — 0.2%
Republic Services, Inc.	31,637	966,827
Stericycle, Inc. (a)	97	8,113
Waste Management, Inc.	7,173	250,768

		1,225,708

Foods — 1.1%
Campbell Soup Co.	8,724	295,307
ConAgra Foods, Inc.	18,774	493,005
Dean Foods Co. (a)	34,799	421,416
General Mills, Inc.	3,662	144,466
H.J. Heinz Co.	5,361	287,082
The Hershey Co.	47	2,883
Hormel Foods Corp.	5,466	161,356
The J.M. Smucker Co.	45	3,661
Kellogg Co.	4,928	264,289
Kraft Foods, Inc. Class A	49,275	1,872,943
The Kroger Co.	24,629	596,761
McCormick & Co., Inc.	61	3,320
Safeway, Inc.	59,300	1,198,453
Sara Lee Corp.	6,677	143,756
SUPERVALU, Inc.	43,724	249,664
Sysco Corp.	334	9,973
Tyson Foods, Inc. Class A	14,301	273,864
Whole Foods Market, Inc.	2,125	176,800

		6,598,999

Forest Products & Paper — 0.2%
International Paper Co.	28,587	1,003,404
MeadWestvaco Corp.	4,787	151,221

		1,154,625

	Number of Shares	Value
Gas — 0.1%
AGL Resources, Inc.	362	$14,198
NiSource, Inc.	1,913	46,581
Sempra Energy	7,261	435,370

		496,149

Hand & Machine Tools — 0.0%
Snap-on, Inc.	71	4,329
Stanley Black & Decker, Inc.	2,529	194,632

		198,961

Health Care – Products — 1.5%
Baxter International, Inc.	8,961	535,689
Becton, Dickinson & Co.	4,306	334,361
Boston Scientific Corp. (a)	18,804	112,448
C.R. Bard, Inc.	3,182	314,127
CareFusion Corp. (a)	2,590	67,159
Covidien PLC	11,700	639,756
Intuitive Surgical, Inc. (a)	686	371,640
Johnson & Johnson	62,552	4,125,930
Medtronic, Inc.	29,048	1,138,391
St. Jude Medical, Inc.	991	43,911
Stryker Corp.	7,950	441,066
Varian Medical Systems, Inc. (a)	97	6,689
Zimmer Holdings, Inc.	8,815	566,628

		8,697,795

Health Care – Services — 1.0%
Aetna, Inc.	14,520	728,323
Cigna Corp.	4,692	231,081
Coventry Health Care, Inc.	10,277	365,553
DaVita, Inc. (a)	1,865	168,167
Humana, Inc.	6,494	600,565
Laboratory Corporation of America Holdings (a)	1,842	168,617
Quest Diagnostics, Inc.	3,009	184,000
Tenet Healthcare Corp. (a)	2,997	15,914
Thermo Fisher Scientific, Inc.	9,891	557,655
UnitedHealth Group, Inc.	41,864	2,467,464
WellPoint, Inc.	10,256	756,893

		6,244,232

Holding Company – Diversified — 0.0%
Leucadia National Corp.	5,537	144,516

Home Builders — 0.0%
D.R. Horton, Inc.	2,847	43,189
PulteGroup, Inc. (a)	5,373	47,551

		90,740

Home Furnishing — 0.1%
Harman International Industries, Inc.	2,469	115,574
Whirlpool Corp.	6,013	462,159

		577,733

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Household Products — 0.1%
Avery Dennison Corp.	15	$452
Beam, Inc.	5,363	314,111
The Clorox Co.	2,243	154,206
Kimberly-Clark Corp.	1,455	107,510

		576,279

Housewares — 0.0%
Newell Rubbermaid, Inc.	638	11,363

Insurance — 2.6%
ACE Ltd.	13,100	958,920
Aflac, Inc.	12,872	591,983
The Allstate Corp.	19,035	626,632
American International Group, Inc. (a)	11,746	362,129
Aon Corp.	7,635	374,573
Assurant, Inc.	21,596	874,638
Berkshire Hathaway, Inc. Class B (a)	49,896	4,049,060
The Chubb Corp.	9,220	637,194
Cincinnati Financial Corp.	3,719	128,343
Genworth Financial, Inc. Class A (a)	20,729	172,465
The Hartford Financial Services Group, Inc.	21,852	460,640
Lincoln National Corp.	16,251	428,376
Loews Corp.	5,183	206,646
Marsh & McLennan Cos., Inc.	15,113	495,555
MetLife, Inc.	32,490	1,213,502
Principal Financial Group, Inc.	12,529	369,731
The Progressive Corp.	18,714	433,791
Prudential Financial, Inc.	20,927	1,326,563
Torchmark Corp.	9,755	486,287
The Travelers Cos., Inc.	13,397	793,102
Unum Group	12,931	316,551
XL Group PLC	6,688	145,063

		15,451,744

Internet — 1.3%
Akamai Technologies, Inc. (a)	3,026	111,054
Amazon.com, Inc. (a)	950	192,385
eBay, Inc. (a)	24,077	888,201
Expedia, Inc.	31,767	1,062,288
F5 Networks, Inc. (a)	2,450	330,652
Google, Inc. Class A (a)	4,480	2,872,755
Netflix, Inc. (a)	1,259	144,835
Priceline.com, Inc. (a)	1,521	1,091,317
Symantec Corp. (a)	36,755	687,319
TripAdvisor, Inc. (a)	67	2,390
VeriSign, Inc.	6,091	233,529
Yahoo!, Inc. (a)	429	6,529

		7,623,254

Iron & Steel — 0.1%
Allegheny Technologies, Inc.	445	18,321
Cliffs Natural Resources, Inc.	3,546	245,596

	Number of Shares	Value
Nucor Corp.	1,056	$45,355
United States Steel Corp.	342	10,044

		319,316

Leisure Time — 0.1%
Carnival Corp.	2,464	79,045
Harley-Davidson, Inc.	4,202	206,234

		285,279

Lodging — 0.2%
Marriott International, Inc. Class A	8,569	324,337
Starwood Hotels & Resorts Worldwide, Inc.	2,015	113,666
Wyndham Worldwide Corp.	15,509	721,323
Wynn Resorts Ltd.	2,358	294,467

		1,453,793

Machinery – Construction & Mining — 0.4%
Caterpillar, Inc.	16,415	1,748,526
Ingersoll-Rand PLC	7,400	305,990
Joy Global, Inc.	600	44,100

		2,098,616

Machinery – Diversified — 0.4%
Cummins, Inc.	9,455	1,134,978
Deere & Co.	3,050	246,745
Eaton Corp.	2,738	136,435
Flowserve Corp.	480	55,445
Rockwell Automation, Inc.	1,333	106,240
Roper Industries, Inc.	3,263	323,559
Xylem, Inc.	3,355	93,101

		2,096,503

Manufacturing — 2.4%
3M Co.	13,922	1,241,982
Cooper Industries PLC	2,400	153,480
Danaher Corp.	5,656	316,736
Dover Corp.	6,073	382,235
General Electric Co.	436,686	8,764,288
Honeywell International, Inc.	17,682	1,079,486
Illinois Tool Works, Inc.	10,255	585,765
Leggett & Platt, Inc.	3,786	87,116
Pall Corp.	2,761	164,638
Parker Hannifin Corp.	5,548	469,083
Textron, Inc.	22,172	617,047
Tyco International Ltd.	10,700	601,126

		14,462,982

Media — 2.3%
Cablevision Systems Corp. Class A	18,300	268,644
CBS Corp. Class B	19,657	666,569
Comcast Corp. Class A	107,912	3,238,439
DIRECTV Class A (a)	16,028	790,821
Discovery Communications, Inc. Series A (a)	6,100	308,660

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Gannett Co., Inc.	66,012	$1,011,964
The McGraw-Hill Cos., Inc.	8,648	419,169
News Corp. Class A	93,667	1,844,303
Scripps Networks Interactive Class A	6,372	310,253
Time Warner Cable, Inc.	12,726	1,037,169
Time Warner, Inc.	43,315	1,635,141
Viacom, Inc. Class B	22,210	1,054,087
The Walt Disney Co.	20,412	893,637
The Washington Post Co. Class B	826	308,569

		13,787,425

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.	6	1,037

Mining — 0.4%
Alcoa, Inc.	22,526	225,711
Freeport-McMoRan Copper & Gold, Inc.	45,964	1,748,471
Newmont Mining Corp.	6,070	311,209
Titanium Metals Corp.	63	854
Vulcan Materials Co.	8,565	365,982

		2,652,227

Office Equipment/Supplies — 0.3%
Pitney Bowes, Inc.	58,089	1,021,205
Xerox Corp.	74,245	599,899

		1,621,104

Oil & Gas — 5.7%
Anadarko Petroleum Corp.	4,038	316,337
Apache Corp.	12,221	1,227,477
Cabot Oil & Gas Corp.	1,574	49,062
Chesapeake Energy Corp.	2,290	53,059
Chevron Corp.	72,398	7,763,962
ConocoPhillips	52,839	4,016,292
Denbury Resources, Inc. (a)	8,874	161,773
Devon Energy Corp.	8,747	622,087
Diamond Offshore Drilling, Inc.	11,378	759,482
EOG Resources, Inc.	154	17,109
EQT Corp.	3,497	168,590
Exxon Mobil Corp.	129,937	11,269,436
Helmerich & Payne, Inc.	15,000	809,250
Hess Corp.	4,432	261,266
Marathon Oil Corp.	22,527	714,106
Marathon Petroleum Corp.	21,413	928,468
Murphy Oil Corp.	5,011	281,969
Nabors Industries Ltd. (a)	34,865	609,789
Newfield Exploration Co. (a)	100	3,468
Noble Corp. (a)	200	7,494
Noble Energy, Inc.	2,148	210,031
Occidental Petroleum Corp.	26,115	2,486,931
Pioneer Natural Resources Co.	1,291	144,063
QEP Resources, Inc.	89	2,715
Range Resources Corp.	99	5,756

	Number of Shares	Value
Rowan Companies, Inc. (a)	2,599	$85,585
Southwestern Energy Co. (a)	1,600	48,960
Sunoco, Inc.	4,776	182,204
Tesoro Corp. (a)	29,087	780,695
Valero Energy Corp.	16,100	414,897
WPX Energy, Inc. (a)	3,382	60,910

		34,463,223

Oil & Gas Services — 0.5%
Baker Hughes, Inc.	3,431	143,896
Cameron International Corp. (a)	106	5,600
FMC Technologies, Inc. (a)	640	32,269
Halliburton Co.	13,067	433,694
National Oilwell Varco, Inc.	14,394	1,143,891
Schlumberger Ltd.	18,464	1,291,187

		3,050,537

Packaging & Containers — 0.1%
Ball Corp.	3,302	141,590
Bemis Co., Inc.	4,296	138,718
Owens-Illinois, Inc. (a)	1,816	42,385
Sealed Air Corp.	1,153	22,264

		344,957

Pharmaceuticals — 3.9%
Abbott Laboratories	55,022	3,372,298
Allergan, Inc.	4,865	464,267
AmerisourceBergen Corp.	22,807	904,982
Bristol-Myers Squibb Co.	71,367	2,408,636
Cardinal Health, Inc.	10,878	468,951
DENTSPLY International, Inc.	456	18,299
Eli Lilly & Co.	48,014	1,933,524
Express Scripts, Inc. (a)	12,186	660,237
Forest Laboratories, Inc. (a)	27,716	961,468
Gilead Sciences, Inc. (a)	29,635	1,447,670
Hospira, Inc. (a)	117	4,375
Mead Johnson Nutrition Co.	4,012	330,910
Medco Health Solutions, Inc. (a)	513	36,064
Merck & Co., Inc.	100,683	3,866,227
Mylan, Inc. (a)	9,547	223,877
Patterson Cos., Inc.	4,086	136,472
Perrigo Co.	1,470	151,866
Pfizer, Inc.	261,492	5,925,409
Watson Pharmaceuticals, Inc. (a)	4,456	298,819

		23,614,351

Pipelines — 0.2%
El Paso Corp.	2,290	67,670
ONEOK, Inc.	3,800	310,308
Spectra Energy Corp.	21,464	677,189
The Williams Cos., Inc.	12,148	374,280

		1,429,447

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate — 0.0%
CBRE Group, Inc. (a)	87	$1,736

Real Estate Investment Trusts (REITS) — 0.7%
American Tower Corp.	10,689	673,621
Apartment Investment & Management Co. Class A	85	2,245
AvalonBay Communities, Inc.	941	133,010
Boston Properties, Inc.	2,733	286,938
Equity Residential	3,656	228,939
HCP, Inc.	9,635	380,197
Health Care REIT, Inc.	6,172	339,213
Host Hotels & Resorts, Inc.	337	5,534
Kimco Realty Corp.	7,667	147,666
Plum Creek Timber Co., Inc.	463	19,242
ProLogis, Inc.	338	12,175
Public Storage	3,443	475,719
Simon Property Group, Inc.	9,225	1,343,898
Ventas, Inc.	1,125	64,237
Vornado Realty Trust	3,273	275,587
Weyerhaeuser Co.	426	9,338

		4,397,559

Retail — 4.0%
Abercrombie & Fitch Co. Class A	334	16,570
AutoNation, Inc. (a)	6,299	216,119
AutoZone, Inc. (a)	1,244	462,519
Bed Bath & Beyond, Inc. (a)	5,264	346,213
Best Buy Co., Inc.	26,792	634,435
Big Lots, Inc. (a)	6,004	258,292
CarMax, Inc. (a)	500	17,325
Chipotle Mexican Grill, Inc. (a)	430	179,740
Coach, Inc.	18,655	1,441,658
Costco Wholesale Corp.	11,876	1,078,341
CVS Caremark Corp.	52,264	2,341,427
Darden Restaurants, Inc.	654	33,459
Dollar Tree, Inc. (a)	4,100	387,409
Family Dollar Stores, Inc.	35	2,215
GameStop Corp. Class A	56,551	1,235,074
The Gap, Inc.	5,390	140,895
The Home Depot, Inc.	55,107	2,772,433
J.C. Penney Co., Inc.	5,729	202,978
Kohl’s Corp.	9,730	486,792
Limited Brands, Inc.	4,250	204,000
Lowe’s Cos., Inc.	31,995	1,004,003
Macy’s, Inc.	19,451	772,788
McDonald’s Corp.	22,970	2,253,357
Nordstrom, Inc.	4,008	223,326
O’Reilly Automotive, Inc. (a)	7,373	673,524
Ross Stores, Inc.	5,892	342,325
Sears Holdings Corp. (a)	54	3,577
Staples, Inc.	26,365	426,586
Starbucks Corp.	2,077	116,084

	Number of Shares	Value
Target Corp.	19,286	$1,123,795
Tiffany & Co.	2	138
The TJX Cos., Inc.	19,306	766,641
Wal-Mart Stores, Inc.	40,822	2,498,306
Walgreen Co.	4,857	162,661
Yum! Brands, Inc.	12,135	863,769

		23,688,774

Savings & Loans — 0.0%
Hudson City Bancorp, Inc.	7,930	57,969
People’s United Financial, Inc.	5,451	72,171

		130,140

Semiconductors — 2.1%
Advanced Micro Devices, Inc. (a)	66,757	535,391
Altera Corp.	9,786	389,679
Analog Devices, Inc.	8,454	341,542
Applied Materials, Inc.	33,039	411,005
Broadcom Corp. Class A (a)	14,864	584,155
Intel Corp.	206,223	5,796,929
KLA-Tencor Corp.	12,289	668,767
Linear Technology Corp.	4,205	141,709
LSI Corp. (a)	119,828	1,040,107
Microchip Technology, Inc.	3,421	127,261
Micron Technology, Inc. (a)	7,117	57,648
Novellus Systems, Inc. (a)	15,854	791,273
NVIDIA Corp. (a)	10,326	158,917
Teradyne, Inc. (a)	17,750	299,797
Texas Instruments, Inc.	1,074	36,097
Xilinx, Inc.	26,356	960,149

		12,340,426

Software — 3.0%
Adobe Systems, Inc. (a)	15,040	516,022
Autodesk, Inc. (a)	2,737	115,830
BMC Software, Inc. (a)	19,812	795,650
CA, Inc.	28,273	779,204
Cerner Corp. (a)	4,500	342,720
Citrix Systems, Inc. (a)	477	37,640
The Dun & Bradstreet Corp.	896	75,918
Electronic Arts, Inc. (a)	4,737	78,066
Fidelity National Information Services, Inc.	6,600	218,592
Fiserv, Inc. (a)	4,138	287,136
Intuit, Inc.	4,450	267,578
Microsoft Corp.	267,495	8,626,714
Oracle Corp.	187,157	5,457,498
Red Hat, Inc. (a)	2,721	162,961
Salesforce.com, Inc. (a)	311	48,052

		17,809,581

Telecommunications — 3.2%
AT&T, Inc.	138,409	4,322,513
CenturyLink, Inc.	3,428	132,492

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cisco Systems, Inc.	248,542	$5,256,663
Corning, Inc.	28,667	403,631
Frontier Communications Corp.	20,756	86,553
Harris Corp.	2,770	124,872
JDS Uniphase Corp. (a)	7,623	110,457
Juniper Networks, Inc. (a)	589	13,476
MetroPCS Communications, Inc. (a)	50,174	452,569
Motorola Mobility Holdings, Inc. (a)	6,220	244,073
Motorola Solutions, Inc.	15,237	774,497
QUALCOMM, Inc.	36,400	2,475,928
Sprint Nextel Corp. (a)	21,573	61,483
Verizon Communications, Inc.	125,055	4,780,853
Windstream Corp.	56	656

		19,240,716

Textiles — 0.0%
Cintas Corp.	278	10,875

Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	2,061	75,680
Mattel, Inc.	4,990	167,963

		243,643

Transportation — 1.0%
C.H. Robinson Worldwide, Inc.	920	60,251
CSX Corp.	11,307	243,327
Expeditors International of Washington, Inc.	26	1,209
FedEx Corp.	11,280	1,037,309
Norfolk Southern Corp.	4,813	316,840
Ryder System, Inc.	1,438	75,926
Union Pacific Corp.	17,296	1,858,974
United Parcel Service, Inc. Class B	33,230	2,682,325

		6,276,161

TOTAL COMMON STOCK (Cost $246,013,806)		371,793,484

PREFERRED STOCK — 0.0%
Retail — 0.0%
Orchard Supply Hardware Stores Corp. Series A (a)	29	61

TOTAL PREFERRED STOCK (Cost $40)		61

TOTAL EQUITIES (Cost $246,013,846)		371,793,545

	Principal Amount	Value
BONDS & NOTES — 34.6%

CORPORATE DEBT — 11.6%
Advertising — 0.1%
WPP Finance 8.000% 9/15/14	$430,000	$493,004
WPP Finance (b) 4.750% 11/21/21	85,000	88,887

		581,891

Aerospace & Defense — 0.1%
BAE Systems Holdings, Inc. (b) 6.375% 6/01/19	255,000	291,200
Goodrich Corp. 6.125% 3/01/19	110,000	129,670
L-3 Communications Corp. 4.750% 7/15/20	25,000	25,814
L-3 Communications Corp. 6.375% 10/15/15	227,000	232,391
United Technologies Corp. 6.125% 7/15/38	80,000	100,013

		779,088

Agriculture — 0.0%
Philip Morris International, Inc. 6.375% 5/16/38	35,000	43,500

Auto Manufacturers — 0.0%
Daimler Finance NA LLC (b) 2.625% 9/15/16	200,000	206,396

Banks — 0.8%
Associated Banc-Corp. 5.125% 3/28/16	350,000	369,632
Bank of America Corp. 3.625% 3/17/16	200,000	199,654
Bank of America Corp. 4.500% 4/01/15	175,000	181,259
Bank of America Corp. 5.875% 2/07/42	95,000	94,488
Bank of America Corp. Series L 5.650% 5/01/18	320,000	341,601
Barclays Bank PLC 6.750% 5/22/19	240,000	275,968
Capital One Financial Corp. 2.125% 7/15/14	125,000	125,713
Capital One Financial Corp. 7.375% 5/23/14	170,000	188,185
Credit Suisse AG 5.400% 1/14/20	365,000	375,752
Credit Suisse New York 5.500% 5/01/14	125,000	134,037
Export-Import Bank of Korea 4.000% 1/11/17	200,000	208,168

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
First Horizon National Corp. 5.375% 12/15/15	$325,000	$345,294
HSBC Holdings PLC 6.500% 9/15/37	125,000	140,286
ICICI Bank Ltd. (b) 4.750% 11/25/16	225,000	223,859
ICICI Bank Ltd. (b) 5.500% 3/25/15	340,000	353,238
PNC Funding Corp. 4.375% 8/11/20	430,000	466,827
The Royal Bank of Scotland PLC (b) 4.875% 8/25/14	265,000	275,394
The Toronto-Dominion Bank 2.375% 10/19/16	250,000	256,439
UBS AG 5.750% 4/25/18	275,000	301,091
Wachovia Bank NA 6.600% 1/15/38	50,000	59,688

		4,916,573

Beverages — 0.1%
Anheuser-Busch Cos. LLC 6.500% 2/01/43	25,000	31,690
Pernod-Ricard SA (b) 2.950% 1/15/17	300,000	303,039

		334,729

Biotechnology — 0.1%
Amgen, Inc. 3.875% 11/15/21	325,000	332,783
Amgen, Inc. 5.150% 11/15/41	225,000	225,907

		558,690

Building Materials — 0.3%
CRH America, Inc. 8.125% 7/15/18	45,000	53,234
Lafarge SA (b) 6.200% 7/09/15	550,000	578,793
Masco Corp. 4.800% 6/15/15	560,000	573,695
Masco Corp. 7.125% 8/15/13	200,000	212,158
Masco Corp. 7.125% 3/15/20	45,000	48,108
Owens Corning, Inc. 9.000% 6/15/19	55,000	67,899

		1,533,887

Chemicals — 0.4%
Ashland, Inc. 9.125% 6/01/17	40,000	44,350
Braskem Finance Ltd. (b) 5.750% 4/15/21	225,000	235,530

	Principal Amount	Value
Cytec Industries, Inc. 8.950% 7/01/17	$75,000	$93,306
The Dow Chemical Co. 8.550% 5/15/19	65,000	85,184
E.I. du Pont de Nemours & Co. 6.000% 7/15/18	30,000	37,064
Ecolab, Inc. 4.350% 12/08/21	75,000	79,509
Incitiec Pivot Ltd (b) 4.000% 12/07/15	300,000	304,094
Lyondell Chemical Co. 8.000% 11/01/17	40,000	44,900
Methanex Corp. 5.250% 3/01/22	20,000	20,358
Nova Chemicals Corp. FRN 3.783% 11/15/13	1,000,000	1,000,000
RPM International, Inc. 6.250% 12/15/13	325,000	347,202
Valspar Corp. 7.250% 6/15/19	125,000	145,940

		2,437,437

Coal — 0.0%
Consol Energy, Inc. 8.250% 4/01/20	35,000	36,575

Commercial Services — 0.1%
Brambles USA, Inc. (b) 3.950% 4/01/15	250,000	258,151
Deluxe Corp. 7.375% 6/01/15	95,000	97,613
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	240,000	243,000
ERAC USA Finance Co. (b) 6.700% 6/01/34	78,000	84,909

		683,673

Computers — 0.1%
Brocade Communications Systems, Inc. 6.625% 1/15/18	40,000	42,000
Brocade Communications Systems, Inc. 6.875% 1/15/20	20,000	22,050
HP Enterprise Services LLC Series B 6.000% 8/01/13	310,000	329,462
International Business Machines Corp. 5.600% 11/30/39	140,000	171,269

		564,781

Cosmetics & Personal Care — 0.0%
The Procter & Gamble Co. 5.800% 8/15/34	45,000	57,106

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Diversified Financial — 1.8%
American Express Co. 6.150% 8/28/17	$230,000	$270,223
American Express Co. 7.250% 5/20/14	120,000	135,101
American Express Co. 8.125% 5/20/19	135,000	176,485
American General Finance Corp. 6.500% 9/15/17	225,000	173,250
The Bear Stearns Cos., Inc. 7.250% 2/01/18	550,000	663,203
BlackRock, Inc. 5.000% 12/10/19	90,000	102,944
BlackRock, Inc. 6.250% 9/15/17	225,000	271,638
Citigroup, Inc. 4.750% 5/19/15	10,000	10,528
Citigroup, Inc. 5.375% 8/09/20	245,000	263,152
Citigroup, Inc. 5.500% 10/15/14	185,000	198,488
Citigroup, Inc. 5.500% 2/15/17	500,000	524,443
Citigroup, Inc. 5.875% 1/30/42	100,000	103,614
Citigroup, Inc. 6.375% 8/12/14	370,000	401,451
Citigroup, Inc. 8.125% 7/15/39	90,000	116,639
Citigroup, Inc. 8.500% 5/22/19	145,000	178,767
Eaton Vance Corp. 6.500% 10/02/17	85,000	96,772
Ford Motor Credit Co. LLC 3.875% 1/15/15	1,175,000	1,186,470
Ford Motor Credit Co. LLC 8.700% 10/01/14	130,000	147,033
General Electric Capital Corp. 3.350% 10/17/16	410,000	434,948
General Electric Capital Corp. 4.625% 1/07/21	225,000	240,124
General Electric Capital Corp. 5.300% 2/11/21	325,000	351,986
General Electric Capital Corp. 6.000% 8/07/19	145,000	169,325
General Electric Capital Corp. 6.875% 1/10/39	260,000	321,084
The Goldman Sachs Group, Inc. 3.625% 2/07/16	120,000	119,966
The Goldman Sachs Group, Inc. 5.150% 1/15/14	775,000	814,708
The Goldman Sachs Group, Inc. 5.375% 3/15/20	225,000	228,730

	Principal Amount	Value
The Goldman Sachs Group, Inc. 5.625% 1/15/17	$455,000	$477,921
The Goldman Sachs Group, Inc. 5.750% 1/24/22	200,000	205,748
The Goldman Sachs Group, Inc. 6.250% 2/01/41	60,000	59,259
The Goldman Sachs Group, Inc. 6.345% 2/15/34	75,000	69,985
The Goldman Sachs Group, Inc. 6.750% 10/01/37	75,000	73,280
Janus Capital Group, Inc. 6.700% 6/15/17	255,000	273,133
JP Morgan Chase & Co. 3.450% 3/01/16	80,000	83,413
JP Morgan Chase & Co. 4.500% 1/24/22	200,000	208,068
JP Morgan Chase & Co. 4.950% 3/25/20	50,000	53,931
JP Morgan Chase & Co. 5.600% 7/15/41	195,000	213,096
JP Morgan Chase Capital XXV Series Y 6.800% 10/01/37	85,000	85,476
Lazard Group LLC 6.850% 6/15/17	100,000	109,938
Merrill Lynch & Co., Inc. 5.450% 2/05/13	100,000	102,827
Merrill Lynch & Co., Inc. 7.750% 5/14/38	95,000	103,685
Morgan Stanley 3.800% 4/29/16	150,000	146,012
Morgan Stanley 5.450% 1/09/17	265,000	270,630
Morgan Stanley 5.625% 9/23/19	235,000	232,278
SLM Corp. 5.000% 10/01/13	230,000	235,175
SLM Corp. 6.250% 1/25/16	100,000	104,000
TD Ameritrade Holding Corp. 4.150% 12/01/14	90,000	96,147

		10,905,074

Electric — 0.7%
Ameren Corp. 8.875% 5/15/14	345,000	391,313
CMS Energy Corp. 2.750% 5/15/14	40,000	40,017
CMS Energy Corp. 5.050% 2/15/18	400,000	420,204
CMS Energy Corp. 6.250% 2/01/20	45,000	49,156
EDP Finance BV (b) 5.375% 11/02/12	300,000	300,150

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
IPALCO Enterprises, Inc. 5.000% 5/01/18	$100,000	$99,500
Kansas Gas & Electric Co. 5.647% 3/29/21	240,554	258,865
LG&E and KU Energy LLC (b) 4.375% 10/01/21	275,000	282,683
MidAmerican Energy Holdings Co. 5.950% 5/15/37	330,000	385,393
Mirant Mid-Atlantic LLC, Series 2001, Class A 8.625% 6/30/12	69,844	71,241
Nevada Power Co. Series N 6.650% 4/01/36	135,000	172,796
NiSource Finance Corp. 5.800% 2/01/42	175,000	186,764
NRG Energy, Inc. 8.500% 6/15/19	175,000	176,313
Oncor Electric Delivery Co. 6.800% 9/01/18	15,000	18,133
Oncor Electric Delivery Co. 7.500% 9/01/38	40,000	50,786
Pacific Gas & Electric Co. 5.800% 3/01/37	120,000	143,360
Tenaska Oklahoma (b) 6.528% 12/30/14	197,908	194,670
Tri-State Generation & Transmission Association, Series 2003, Class A (b) 6.040% 1/31/18	228,210	249,737
Virginia Electric and Power Co. 6.350% 11/30/37	150,000	194,896
Wisconsin Public Service Corp. 5.650% 11/01/17	225,000	260,752

		3,946,729

Electrical Components & Equipment — 0.1%
Anixter, Inc. 5.950% 3/01/15	510,000	518,925

Electronics — 0.1%
Amphenol Corp. 4.000% 2/01/22	100,000	100,648
Amphenol Corp. 4.750% 11/15/14	100,000	108,626
Arrow Electronics, Inc. 6.000% 4/01/20	220,000	239,360
PerkinElmer, Inc. 5.000% 11/15/21	150,000	156,633

		605,267

	Principal Amount	Value
Entertainment — 0.1%
International Game Technology 5.500% 6/15/20	$125,000	$132,882
Peninsula Gaming LLC 8.375% 8/15/15	280,000	295,400

		428,282

Environmental Controls — 0.1%
Republic Services, Inc. 3.800% 5/15/18	140,000	150,322
Republic Services, Inc. 5.250% 11/15/21	25,000	28,505
Xylem, Inc. (b) 3.550% 9/20/16	200,000	206,486
Xylem, Inc. (b) 4.875% 10/01/21	100,000	106,707

		492,020

Foods — 0.2%
ConAgra Foods, Inc. 7.000% 4/15/19	195,000	229,652
Kraft Foods, Inc. 4.125% 2/09/16	280,000	304,284
Kraft Foods, Inc. 6.500% 2/09/40	90,000	110,748
Ralcorp Holdings, Inc. 4.950% 8/15/20	150,000	149,301
Ralcorp Holdings, Inc. 6.625% 8/15/39	275,000	276,079

		1,070,064

Forest Products & Paper — 0.1%
International Paper Co. 4.750% 2/15/22	100,000	105,381
International Paper Co. 7.300% 11/15/39	110,000	133,920
International Paper Co. 9.375% 5/15/19	70,000	92,488
The Mead Corp. 7.550% 3/01/47	260,000	261,799
Rock-Tenn Co. 5.625% 3/15/13	105,000	107,625

		701,213

Gas — 0.0%
Boston Gas Co. (b) 4.487% 2/15/42	100,000	100,389

Health Care – Products — 0.2%
Boston Scientific Corp. 4.500% 1/15/15	680,000	729,445
Boston Scientific Corp. 6.000% 1/15/20	170,000	195,125

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Johnson & Johnson 5.850% 7/15/38	$40,000	$51,708

		976,278

Health Care – Services — 0.1%
Apria Healthcare Group, Inc. 11.250% 11/01/14	80,000	83,700
Cigna Corp. 2.750% 11/15/16	175,000	177,183
Cigna Corp. 5.125% 6/15/20	100,000	110,155
Roche Holdings, Inc. (b) 6.000% 3/01/19	60,000	73,170
UnitedHealth Group, Inc. 6.875% 2/15/38	95,000	124,649
WellPoint, Inc. 4.350% 8/15/20	275,000	297,659

		866,516

Holding Company – Diversified — 0.2%
Hutchison Whampoa International Ltd. (b) 5.750% 9/11/19	220,000	242,051
Leucadia National Corp. 7.750% 8/15/13	1,150,000	1,214,688

		1,456,739

Home Builders — 0.0%
Toll Brothers Finance Corp. 4.950% 3/15/14	30,000	31,140

Home Furnishing — 0.0%
Whirlpool Corp. 8.600% 5/01/14	90,000	100,977

Household Products — 0.0%
Church & Dwight Co., Inc. 3.350% 12/15/15	150,000	157,201

Housewares — 0.0%
Toro Co. 7.800% 6/15/27	165,000	188,641

Insurance — 0.5%
Aflac, Inc. 8.500% 5/15/19	110,000	143,572
The Allstate Corp. 5.550% 5/09/35	150,000	163,539
The Allstate Corp. 7.450% 5/16/19	35,000	43,897
American International Group, Inc. 3.000% 3/20/15	250,000	251,722
American International Group, Inc. 3.650% 1/15/14	55,000	56,018
CNA Financial Corp. 7.350% 11/15/19	180,000	210,122

	Principal Amount	Value
The Hartford Financial Services Group, Inc. 4.000% 3/30/15	$290,000	$299,860
Lincoln National Corp. 4.300% 6/15/15	100,000	105,792
Marsh & McLennan Cos., Inc. 4.800% 7/15/21	200,000	218,554
MetLife, Inc. Series A 6.817% 8/15/18	45,000	55,139
Principal Financial Group, Inc. 8.875% 5/15/19	120,000	153,179
Prudential Financial, Inc. 3.875% 1/14/15	210,000	221,131
Prudential Financial, Inc. 4.500% 11/15/20	125,000	132,617
Prudential Financial, Inc. 4.750% 9/17/15	375,000	407,066
Prudential Financial, Inc. 6.200% 11/15/40	75,000	84,364
The Travelers Cos., Inc. 6.250% 6/15/37	125,000	153,574

		2,700,146

Internet — 0.1%
Expedia, Inc. 7.456% 8/15/18	300,000	339,679

Investment Companies — 0.0%
Xstrata Finance Canada (b) 5.800% 11/15/16	195,000	219,053

Iron & Steel — 0.3%
Allegheny Technologies, Inc. 5.950% 1/15/21	150,000	162,587
Allegheny Technologies, Inc. 9.375% 6/01/19	180,000	227,275
ArcelorMittal 3.750% 8/05/15	250,000	253,945
ArcelorMittal 5.250% 8/05/20	285,000	278,999
ArcelorMittal 9.000% 2/15/15	555,000	638,175
Reliance Steel & Aluminum Co. 6.200% 11/15/16	245,000	267,254
Reliance Steel & Aluminum Co. 6.850% 11/15/36	255,000	255,185

		2,083,420

Lodging — 0.2%
Choice Hotels International, Inc. 5.700% 8/28/20	250,000	259,818
Marriott International, Inc. 5.810% 11/10/15	70,000	76,497
Marriott International, Inc. 6.200% 6/15/16	455,000	524,371

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	$33,000	$34,320
Wyndham Worldwide Corp. 2.950% 3/01/17	75,000	74,349
Wyndham Worldwide Corp. 4.250% 3/01/22	125,000	122,541
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.750% 8/15/20	50,000	54,938

		1,146,834

Manufacturing — 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	180,000	219,870
Tyco Electronics Group SA 6.550% 10/01/17	200,000	236,791

		456,661

Media — 0.3%
CBS Corp. 7.875% 7/30/30	210,000	271,620
Comcast Corp. 6.400% 5/15/38	175,000	208,677
NBCUniversal Media LLC 6.400% 4/30/40	20,000	24,051
News America, Inc. 6.900% 8/15/39	100,000	118,511
Scholastic Corp. 5.000% 4/15/13	320,000	324,800
Time Warner Cable, Inc. 4.000% 9/01/21	150,000	153,688
Time Warner Cable, Inc. 6.750% 6/15/39	110,000	131,157
Time Warner Cable, Inc. 8.250% 4/01/19	45,000	57,551
Time Warner Cable, Inc. 8.750% 2/14/19	65,000	84,734
Time Warner, Inc. 4.700% 1/15/21	125,000	136,566
Time Warner, Inc. 6.100% 7/15/40	135,000	151,086
Time Warner, Inc. 6.250% 3/29/41	25,000	28,566
Viacom, Inc. 6.250% 4/30/16	195,000	227,485

		1,918,492

Metal Fabricate & Hardware — 0.0%
The Timken Co. 6.000% 9/15/14	125,000	136,324

	Principal Amount	Value
Mining — 0.2%
Newcrest Finance Property Ltd. (b) 4.450% 11/15/21	$250,000	$252,564
Rio Tinto Finance USA Ltd. 9.000% 5/01/19	255,000	344,538
Teck Resources Ltd. 10.750% 5/15/19	25,000	31,055
Vale Overseas Ltd. 6.250% 1/23/17	305,000	351,490
Vale Overseas Ltd. 6.875% 11/10/39	80,000	93,449
Xstrata Canada Financial Corp. (b) 2.850% 11/10/14	225,000	229,085

		1,302,181

Office Equipment/Supplies — 0.0%
Xerox Corp. 4.250% 2/15/15	150,000	159,320
Xerox Corp. 5.625% 12/15/19	10,000	11,110

		170,430

Office Furnishings — 0.1%
Steelcase, Inc. 6.375% 2/15/21	400,000	410,833

Oil & Gas — 0.8%
Anadarko Petroleum Corp. 6.375% 9/15/17	485,000	576,285
Anadarko Petroleum Corp. 6.450% 9/15/36	135,000	156,276
ConocoPhillips 6.500% 2/01/39	110,000	146,093
Devon Energy Corp. 5.600% 7/15/41	175,000	196,912
EQT Corp. 4.875% 11/15/21	110,000	111,316
Motiva Enterprises LLC (b) 5.750% 1/15/20	215,000	247,403
Motiva Enterprises LLC (b) 6.850% 1/15/40	170,000	211,170
Nexen, Inc. 7.500% 7/30/39	25,000	30,696
Pemex Project Funding Master Trust 6.625% 6/15/38	37,000	42,180
PetroBakken Energy Ltd., Convertible (c) 3.125% 2/08/16	300,000	296,250
Petrobras International Finance Co. 3.875% 1/27/16	215,000	226,310
Petrobras International Finance Co. 5.375% 1/27/21	240,000	258,417
Petrobras International Finance Co. 6.750% 1/27/41	100,000	115,977

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Petroleos Mexicanos 5.500% 1/21/21	$285,000	$314,212
Phillips 66 (b) 4.300% 4/01/22	100,000	101,720
Phillips 66 (b) 5.875% 5/01/42	100,000	102,442
Pioneer Natural Resources Co. 5.875% 7/15/16	240,000	266,269
Rowan Cos., Inc. 5.000% 9/01/17	160,000	170,332
Shell International Finance BV 5.500% 3/25/40	75,000	91,338
Talisman Energy, Inc. 7.750% 6/01/19	205,000	250,882
Tesoro Corp. 6.500% 6/01/17	215,000	220,912
Transocean, Inc. 5.050% 12/15/16	200,000	214,185
Valero Energy Corp. 6.125% 2/01/20	200,000	229,778

		4,577,355

Oil & Gas Services — 0.1%
Baker Hughes, Inc. 5.125% 9/15/40	200,000	227,536
Hornbeck Offshore Services, Inc. Convertible 1.625% 11/15/26	171,000	185,227
Weatherford International Ltd. (f) 4.500% 4/15/22	125,000	124,819
Weatherford International Ltd. 5.950% 4/15/42	100,000	99,291

		636,873

Packaging & Containers — 0.1%
Sealed Air Corp. (b) 5.625% 7/15/13	200,000	206,389
Sonoco Products Co. 4.375% 11/01/21	125,000	127,177

		333,566

Pharmaceuticals — 0.2%
Abbott Laboratories 5.600% 11/30/17	125,000	151,163
Express Scripts, Inc. 6.250% 6/15/14	310,000	340,794
McKesson Corp. 4.750% 3/01/21	150,000	169,532
McKesson Corp. 6.000% 3/01/41	125,000	155,315
Merck & Co., Inc. 5.850% 6/30/39	45,000	57,732

	Principal Amount	Value
Mylan, Inc. (b) 7.625% 7/15/17	$45,000	$49,500
Teva Pharmaceutical Finance Co. LLC 6.150% 2/01/36	80,000	95,957

		1,019,993

Pipelines — 0.9%
Boardwalk Pipelines LLC 5.500% 2/01/17	175,000	191,855
CenterPoint Energy Resources Corp. 4.500% 1/15/21	100,000	106,579
CenterPoint Energy Resources Corp. 5.850% 1/15/41	100,000	113,840
DCP Midstream LLC (b) 9.750% 3/15/19	20,000	25,560
El Paso Pipeline Partners Operating Co. LLC 4.100% 11/15/15	125,000	129,430
Enogex LLC (b) 6.875% 7/15/14	590,000	640,296
Enterprise Products Operating LP 3.200% 2/01/16	100,000	105,219
Enterprise Products Operating LP 5.950% 2/01/41	275,000	306,361
Gulf South Pipeline Co. LP (b) 5.050% 2/01/15	150,000	160,426
Kern River Funding Corp. (b) 4.893% 4/30/18	399,313	437,543
Kinder Morgan Energy Partners LP 6.000% 2/01/17	130,000	149,840
Kinder Morgan Energy Partners LP 6.500% 2/01/37	120,000	132,265
Kinder Morgan Energy Partners LP 6.950% 1/15/38	10,000	11,420
Kinder Morgan Finance Co. LLC (b) 6.000% 1/15/18	150,000	159,187
NGPL PipeCo LLC (b) 6.514% 12/15/12	475,000	458,369
ONEOK Partners LP 3.250% 2/01/16	100,000	104,572
ONEOK Partners LP 6.125% 2/01/41	250,000	278,563
Rockies Express Pipeline LLC (b) 6.250% 7/15/13	350,000	355,250
Rockies Express Pipeline LLC (b) 6.850% 7/15/18	225,000	209,250
Southern Natural Gas Co. (b) 5.900% 4/01/17	250,000	283,105
Texas Eastern Transmission LP (b) 6.000% 9/15/17	175,000	200,991
TransCanada PipeLines Ltd. 6.200% 10/15/37	125,000	154,362

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Transcontinental Gas Pipe Line Co. LLC 8.875% 7/15/12	$350,000	$357,772
Williams Partners LP 5.250% 3/15/20	365,000	402,371

		5,474,426

Real Estate — 0.1%
AMB Property LP 4.500% 8/15/17	175,000	180,270
Brookfield Asset Management, Inc. 7.125% 6/15/12	125,000	126,494

		306,764

Real Estate Investment Trusts (REITS) — 0.2%
Boston Properties LP 3.700% 11/15/18	100,000	103,427
Boston Properties LP 4.125% 5/15/21	140,000	143,712
Brandywine Operating Partners LP 4.950% 4/15/18	200,000	203,943
DDR Corp. 4.750% 4/15/18	60,000	62,155
DDR Corp. 7.875% 9/01/20	60,000	70,959
ERP Operating LP 4.625% 12/15/21	75,000	78,970
Simon Property Group LP 5.650% 2/01/20	35,000	40,064
UDR, Inc. 4.625% 1/10/22	200,000	204,746
Ventas Realty LP/Ventas Capital Corp. 4.250% 3/01/22	100,000	97,170

		1,005,146

Retail — 0.3%
CVS Caremark Corp. 6.125% 9/15/39	175,000	204,421
CVS Pass-Through Trust (b) 5.926% 1/10/34	323,794	345,845
The Home Depot, Inc. 5.950% 4/01/41	150,000	184,104
J.C. Penney Co., Inc. 5.650% 6/01/20	75,000	73,313
J.C. Penney Corp., Inc. 7.950% 4/01/17	115,000	128,225
McDonald’s Corp. 6.300% 10/15/37	100,000	133,402
O’Reilly Automotive, Inc. 4.875% 1/14/21	150,000	160,319
Wal-Mart Stores, Inc. 5.625% 4/01/40	370,000	444,369

		1,673,998

	Principal Amount	Value
Savings & Loans — 0.1%
First Niagara Financial Group, Inc. 7.250% 12/15/21	$175,000	$187,323
Glencore Funding LLC (b) 6.000% 4/15/14	500,000	534,967
Washington Mutual Bank (d) 5.650% 8/15/14	775,000	16

		722,306

Semiconductors — 0.0%
Applied Materials, Inc. 5.850% 6/15/41	250,000	287,383

Software — 0.0%
Microsoft Corp. 3.000% 10/01/20	80,000	84,437

Storage & Warehousing — 0.1%
Niska Gas Storage US LLC/Niska Gas Storage Canada LLC 8.875% 3/15/18	510,000	479,400

Telecommunications — 0.8%
America Movil SAB de CV 5.000% 3/30/20	130,000	144,559
America Movil SAB de CV 6.125% 3/30/40	135,000	156,778
American Tower Corp. 4.500% 1/15/18	330,000	346,731
American Tower Corp. 5.050% 9/01/20	350,000	361,655
AT&T, Inc. 6.500% 9/01/37	300,000	360,253
AT&T, Inc. 6.550% 2/15/39	25,000	30,424
British Telecom PLC STEP 9.625% 12/15/30	55,000	80,923
CenturyLink, Inc. 5.500% 4/01/13	215,000	221,540
CenturyLink, Inc. 5.800% 3/15/22	65,000	63,473
CenturyLink, Inc. 6.150% 9/15/19	140,000	145,338
CenturyLink, Inc. 7.600% 9/15/39	45,000	42,566
CenturyLink, Inc. 7.650% 3/15/42	65,000	61,075
Cisco Systems, Inc. 5.500% 1/15/40	55,000	64,123
Deutsche Telekom International Finance BV STEP 8.750% 6/15/30	60,000	82,468
Embarq Corp. 7.082% 6/01/16	110,000	123,884

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Juniper Networks, Inc. 4.600% 3/15/21	$100,000	$106,190
Juniper Networks, Inc. 5.950% 3/15/41	175,000	200,490
Rogers Communications, Inc. 6.800% 8/15/18	20,000	24,894
Rogers Communications, Inc. 7.500% 8/15/38	30,000	40,141
Telecom Italia Capital 6.000% 9/30/34	45,000	39,600
Telecom Italia Capital 6.175% 6/18/14	340,000	357,850
Telefonica Emisiones SAU 3.992% 2/16/16	300,000	298,607
Telefonica Emisiones SAU 5.462% 2/16/21	125,000	121,521
Telstra Corp. Ltd. (b) 4.800% 10/12/21	280,000	304,340
Verizon Communications, Inc. 8.750% 11/01/18	300,000	407,108
Verizon Global Funding Corp. 7.750% 12/01/30	150,000	203,153
Windstream Corp. 7.875% 11/01/17	285,000	314,212

		4,703,896

Transportation — 0.2%
Asciano Finance (b) 5.000% 4/07/18	250,000	258,217
Bristow Group, Inc. 7.500% 9/15/17	55,000	57,475
Burlington Northern Santa Fe LLC 6.750% 3/15/29	190,000	230,146
Canadian National Railway Co. 5.850% 11/15/17	140,000	166,665
CSX Corp. 7.250% 5/01/27	50,000	62,476
Norfolk Southern Corp. 6.000% 5/23/2111	100,000	111,807
Union Pacific Corp. 4.000% 2/01/21	125,000	132,552

		1,019,338

Trucking & Leasing — 0.1%
GATX Corp. 3.500% 7/15/16	250,000	254,253
GATX Corp. 4.750% 5/15/15	85,000	91,073
GATX Corp. 8.750% 5/15/14	480,000	546,417

		891,743

TOTAL CORPORATE DEBT (Cost $65,081,151)		$69,380,458

	Principal Amount	Value
MUNICIPAL OBLIGATIONS — 0.4%
Access Group, Inc., Delaware VRN 1.742% 9/01/37	$225,000	$191,250
Colorado Bridge Enterprise BAB 6.078% 12/01/40	500,000	624,065
North Texas Tollway Authority BAB 6.718% 1/01/49	620,000	797,004
State of California 5.950% 4/01/16	175,000	200,524
State of California BAB 7.550% 4/01/39	120,000	155,697
State of Illinois 5.365% 3/01/17	575,000	626,445

		2,594,985

TOTAL MUNICIPAL OBLIGATIONS (Cost $2,195,037)		2,594,985

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.2%
Automobile ABS — 0.2%
Avis Budget Rental Car Funding AESOP LLC, Series 2007-2A, Class A FRN (b) 0.382% 8/20/13	166,667	165,038
Avis Budget Rental Car Funding AESOP LLC, Series 2005-4, Class A3 FRN (b) 0.521% 7/20/12	400,000	397,323
Chesapeake Funding LLC, Series 2009-2A, Class A FRN (b) 1.991% 9/15/21	133,777	134,342
Chesapeake Funding LLC, Series 2009-1, Class A FRN (b) 2.241% 12/15/20	110,689	110,996
First Investors Auto Owner Trust, Series 2011-1, Class A2 (b) 1.470% 3/16/15	124,674	125,070
Santander Consumer Acquired Receivables Trust, Series 2011-WO, Class A3 (b) 1.400% 10/15/14	440,000	442,230

		1,374,999

Commercial MBS — 2.2%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.723% 2/10/51	775,000	879,049
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.200% 2/10/51	450,000	523,081
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	350,000	392,973

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	$225,000	$231,370
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	88,454	88,735
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 5.694% 6/11/50	350,000	398,603
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	525,000	599,911
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.758% 9/11/38	400,000	436,458
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.813% 12/10/49	1,500,000	1,723,573
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 4.750% 1/15/37	450,000	472,661
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ VRN (b) 6.199% 2/15/41	785,000	392,883
DBUBS Mortgage Trust, Series 2011-LC2A, Class A2 (b) 3.386% 7/10/44	225,000	238,204
DBUBS Mortgage Trust, Series 2011-LC1A, Class B VRN (b) 5.471% 11/10/46	110,000	121,152
DBUBS Mortgage Trust, Series 2011-LC1A, Class C VRN (b) 5.557% 11/10/46	110,000	118,092
GS Mortgage Securities Corp. II, Series 2012-GC6, Class B (b) 5.451% 1/10/45	100,000	109,890
GS Mortgage Securities Corporation II, Series 2011-GC3, Class A2 (b) 3.645% 3/10/44	450,000	474,989
GS Mortgage Securities Corporation II, Series 2012-GC6, Class AS (b) 4.948% 1/10/45	100,000	108,380
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A2 (b) 3.341% 7/15/46	100,000	104,639

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class B (b) 4.801% 7/15/46	$125,000	$128,757
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	725,000	802,345
Morgan Stanley Capital I, Series 2011-C2, Class A2 (b) 3.476% 6/15/44	300,000	317,921
Morgan Stanley Capital I, Series 2011-C2, Class B VRN (b) 5.200% 6/15/44	250,000	264,868
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	200,000	207,357
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	784,272	799,431
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.278% 1/11/43	400,000	474,883
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.655% 8/15/39	200,000	211,003
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	750,000	810,291
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN 5.853% 2/15/51	1,080,534	1,083,620
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (b) 3.349% 11/15/43	91,437	96,403
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A2 (b) 3.240% 3/15/44	175,000	183,665
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (b) 3.791% 2/15/44	200,000	214,091
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class B VRN (b) 5.636% 11/15/44	115,000	128,739

		13,138,017

Home Equity ABS — 0.9%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.511% 8/25/35	205,110	187,798

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class A2C STEP 0.601% 7/25/35	$158,294	$148,091
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.611% 11/25/34	190,971	187,074
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.681% 6/25/35	284,859	271,328
Bear Stearns Asset-Backed Securities Trust, Series 2005-AQ2, Class A3 STEP 0.601% 9/25/35	290,672	247,240
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE10, Class A3 STEP 0.621% 11/25/35	53,917	53,749
Bear Stearns Asset-Backed Securities Trust, Series 2005-3, Class A1 FRN 0.691% 9/25/35	167,810	161,116
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.341% 5/25/36	33,976	33,684
Carrington Mortgage Loan Trust, Series 2006-FRE1, Class A2 FRN 0.351% 7/25/36	101,502	98,439
Citigroup Mortgage Loan Trust, Inc., Series 2003-HE4, Class A FRN (b) 0.651% 12/25/33	94,240	92,771
Countrywide Asset-Backed Certificates, Series 2006-BC1, Class 2A2 FRN 0.422% 4/25/36	100,863	99,152
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.471% 9/25/34	95,847	89,688
Countrywide Asset-Backed Certificates, Series 2005-6, Class M1 FRN 0.731% 12/25/35	177,980	166,041
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF2, Class M1 FRN 0.641% 3/25/35	9,918	9,866
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.481% 1/25/36	172,332	163,886
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.671% 4/25/35	168,325	141,141
Home Equity Asset Trust, Series 2007-2, Class 2A1 FRN 0.351% 7/25/37	136,679	134,562
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.411% 8/25/36	167,123	147,944

	Principal Amount	Value
Home Equity Asset Trust, Series 2006-3, Class 2A3 FRN 0.421% 7/25/36	$232,993	$230,972
Long Beach Mortgage Loan Trust, Series 2005-3, Class 2A2 STEP 0.521% 8/25/45	95,558	95,021
Long Beach Mortgage Loan Trust, Series 2005-WL2, Class M1 FRN 0.711% 8/25/35	95,000	78,934
Long Beach Mortgage Loan Trust, Series 2005-1, Class M1 FRN 0.741% 2/25/35	208,650	195,959
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2 FRN 0.771% 2/25/35	290,000	216,211
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 0.792% 6/25/35	402,770	326,508
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (b) 0.976% 6/28/35	387,667	361,245
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M2 FRN (b) 1.006% 6/28/35	220,000	151,093
New Century Home Equity Loan Trust, Series 2005-1, Class M1 FRN 0.691% 3/25/35	215,000	158,217
Nomura Home Equity Loan, Inc., Series 2005-FM1, Class M1 STEP 0.711% 5/25/35	130,970	124,815
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.621% 8/25/35	283,882	272,165
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.741% 3/25/35	250,000	214,030
Park Place Securities, Inc., Series 2004-WHQ2, Class M2 FRN 0.871% 2/25/35	100,000	81,433
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.431% 3/25/36	197,395	190,753
Residential Asset Securities Corp., Series 2005-KS12, Class A2 FRN 0.491% 1/25/36	132,459	128,109
Specialty Underwriting & Residential Finance, Series 2005-AB1, Class A1C FRN 0.581% 3/25/36	181,916	176,347
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.601% 8/25/35	115,788	109,569

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wells Fargo Home Equity Trust, Series 2006-1, Class A3 FRN 0.391% 5/25/36	$125,247	$121,897

		5,666,848

Other ABS — 0.6%
Adams Outdoor Advertising LP, Series 2010-1, Class A (b) 5.438% 12/20/40	147,488	153,668
Cajun Global LLC, Series 2011-1A, Class A2 (b) 5.955% 2/20/41	242,045	253,618
CLI Funding LLC, Series 2011-1A, Class NOTE, (b) 4.500% 3/18/26	227,378	229,757
Dominos Pizza Master Issuer LLC, Series 2012-1A, Class A2 (b) 5.216% 1/25/42	135,000	136,897
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (b) 2.499% 6/02/17	250,000	247,502
Newport Waves CDO (Acquired 3/30/07, Cost $948,898), Series 2007-1A, Class A3LS FRN (b) (e) 1.073% 6/20/14	950,000	717,725
NuCO2 Funding LLC, Series 2008-1, Class A1 (b) 7.250% 6/25/38	250,000	254,125
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (b) 2.840% 11/20/28	175,000	175,293
Sonic Capital LLC, Series 2011-1A, Class A2 (b) 5.438% 5/20/41	195,000	201,642
TAL Advantage LLC, Series 2006-1A FRN (b) 0.376% 4/20/21	163,333	154,971
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (b) 4.370% 7/15/41	184,223	190,535
Trip Rail Master Funding LLC, Series 2011-1A, Class A2 (b) 6.024% 7/15/41	200,000	202,662
Triton Container Finance LLC, Series 2006-1A FRN (b) 0.410% 11/26/21	466,667	439,693

		3,358,088

Student Loans ABS — 0.8%
Access Group, Inc., Series 2007-A, Class A2 FRN 0.620% 8/25/26	159,659	152,804

	Principal Amount	Value
Access Group, Inc., Series 2004-1, Class A4 FRN 1.727% 12/27/32	$75,000	$62,625
Chase Education Loan Trust, Series 2007-A, Class A1 FRN 0.482% 3/28/17	165,983	165,631
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.742% 1/25/47	350,000	294,000
Education Funding Capital Trust I, Series 2003-3, Class A3 FRN 0.743% 3/16/20	84,506	84,330
Education Funding Capital Trust I, Series 2003-3, Class A4 FRN 1.742% 12/15/32	275,000	272,844
Education Funding Capital Trust I, Series 2003-3, Class A7, FRN 1.742% 12/15/42	250,000	227,500
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.990% 6/15/43	150,000	130,500
GCO Education Loan Funding Trust, Series 2005-1, Class A6AR FRN 2.270% 3/25/42	300,000	254,103
GCO Education Loan Funding Trust, Series 2007-1, Class A7AR FRN (b) 1.590% 11/26/46	275,000	233,002
National Collegiate Student Loan Trust, Series 2007-1, Class A1 FRN 0.281% 6/25/25	112,965	112,642
National Collegiate Student Loan Trust, Series 2007-2, Class A1 FRN 0.282% 1/27/25	26,274	26,223
National Collegiate Student Loan Trust, Series 2006-3, Class A2 FRN 0.352% 3/25/26	221,302	218,285
National Collegiate Student Loan Trust, Series 2005-3, Class A2 FRN 0.441% 9/25/25	23,410	23,380
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (b) 1.041% 4/25/46	185,708	185,788
Northstar Education Finance, Inc., Series 2007-1, Class B FRN 1.473% 1/28/47	200,000	126,940
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.737% 7/15/36	300,000	276,938
SLC Student Loan Trust, Series 2006-A, Class B FRN 0.867% 7/15/36	225,000	169,534

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-12, Class B FRN 1.063% 3/15/38	$194,881	$164,505
SLM Student Loan Trust, Series 2003-10A, Class A1H FRN (b) 1.732% 12/15/16	500,000	499,844
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (b) 1.733% 12/15/16	200,000	199,938
SLM Student Loan Trust, Series 2006-7, Class A6B FRN 1.742% 1/27/42	500,000	498,438
SLM Student Loan Trust, Series 2003-2, Class A6 FRN 2.742% 9/15/28	100,000	94,500
SLM Student Loan Trust, Series 2003-5, Class A7 2.743% 6/17/30	50,000	47,163
SLM Student Loan Trust, Series 2003-10A, Class B FRN (b) 3.360% 12/17/46	375,000	281,250

		4,802,707

WL Collateral CMO — 0.4%
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 2.908% 9/25/33	20,673	15,554
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 3.090% 2/25/34	37,649	32,424
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 2.742% 8/25/34	37,448	31,585
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.431% 1/19/38	448,590	280,136
HSI Asset Securitization Corp. Trust, Series 2005, Class IIA3 FRN 0.601% 7/25/35	60,428	57,113
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.351% 5/25/37	432,289	191,896
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 2.626% 8/25/34	109,071	76,686
Merrill Lynch Mortgage Investors Trust, Series 2005-AR1, Class A1A FRN 0.521% 6/25/36	95,859	95,666
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.491% 8/25/36	136,414	111,428

	Principal Amount	Value
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 2.654% 7/25/33	$7,569	$7,223
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 2.868% 2/25/34	11,974	11,500
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.477% 2/25/34	535	490
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (b) 2.500% 3/23/51	392,556	394,519
Morgan Stanley Reremic Trust, Series 2009-IO, Class A1 (b) 3.000% 1/17/13	486,819	489,253
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 0.421% 6/25/46	836,880	297,802
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 2.897% 3/25/34	70,522	60,268
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.558% 4/25/44	178,322	137,343

		2,290,886

WL Collateral PAC — 0.1%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.491% 11/25/37	252,961	240,015
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.983% 6/25/32	52,084	40,265

		280,280

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $31,625,669)		30,911,825

SOVEREIGN DEBT OBLIGATIONS — 0.2%
Brazilian Government International Bond 4.875% 1/22/21	100,000	113,200
Peruvian Government International Bond 6.550% 3/14/37	95,000	121,030
Poland Government International Bond 6.375% 7/15/19	230,000	267,375
Province of Quebec Canada 7.500% 9/15/29	90,000	132,234
Republic of Brazil International Bond 5.625% 1/07/41	305,000	351,513

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
United Mexican States 5.125% 1/15/20	$200,000	$229,500
United Mexican States 6.750% 9/27/34	160,000	205,600

		1,420,452

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,264,266)		1,420,452

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 10.3%
Collateralized Mortgage Obligations — 0.1%
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	281,600	321,891

Pass-Through Securities — 10.2%
Federal Home Loan Mortgage Corp.
Pool #Q01704 4.500% 6/01/41	687,092	727,486
Pool #Q03086 4.500% 9/01/41	3,152,715	3,338,060
Pool #E85346 6.000% 9/01/16	16,220	17,560
Pool #E85389 6.000% 9/01/16	20,363	21,952
Pool #E85542 6.000% 10/01/16	27,165	29,220
Pool #G11431 6.000% 2/01/18	31,160	33,768
Pool #E85089 6.500% 8/01/16	93,219	100,630
Pool #E85301 6.500% 9/01/16	39,096	42,645
Pool #C55867 7.500% 2/01/30	145,505	169,267
Pool #C01079 7.500% 10/01/30	23,385	27,362
Pool #C01135 7.500% 2/01/31	79,516	93,035
Pool #C00470 8.000% 8/01/26	38,482	45,556
Pool #G00924 8.000% 3/01/28	50,540	59,778
Pool #554904 9.000% 3/01/17	362	404
Federal Home Loan Mortgage Corp. TBA
Pool #2499 3.500% 6/01/25 (f)	2,587,000	2,706,245
Pool #270 3.500% 9/01/41 (f)	2,100,000	2,151,351
Pool #2789 4.000% 4/01/40 (f)	6,100,000	6,376,883

	Principal Amount	Value
Federal National Mortgage Association
Pool #725692 2.303% 10/01/33	$178,485	$187,454
Pool #888586 2.376% 10/01/34	318,223	335,184
Pool #586036 6.000% 5/01/16	2,659	2,782
Pool #587994 6.000% 6/01/16	40,084	43,003
Pool #564594 7.000% 1/01/31	30,508	34,879
Pool #572844 7.000% 4/01/31	106,474	121,870
Pool #253795 7.000% 5/01/31	182,710	208,986
Pool #511380 7.500% 9/01/29	3,274	3,867
Pool #515935 7.500% 9/01/29	5,826	6,843
Pool #499386 7.500% 9/01/29	4,136	4,863
Pool #504345 7.500% 11/01/29	4,558	5,387
Pool #521006 7.500% 12/01/29	1,932	2,281
Pool #522769 7.500% 12/01/29	183	216
Pool #252981 7.500% 1/01/30	20,224	23,823
Pool #524874 7.500% 2/01/30	1,096	1,229
Pool #531196 7.500% 2/01/30	2,038	2,409
Pool #524317 7.500% 3/01/30	7,986	9,383
Pool #530299 7.500% 3/01/30	1,486	1,754
Pool #530520 7.500% 3/01/30	14,601	17,195
Pool #531574 7.500% 4/01/30	20,886	24,693
Pool #537797 7.500% 4/01/30	1,668	1,972
Pool #253183 7.500% 4/01/30	8,659	10,205
Pool #253265 7.500% 5/01/30	12,051	14,192
Pool #529690 8.000% 2/01/30	567	590
Pool #536999 8.000% 3/01/30	420	499
Pool #526380 8.000% 5/01/30	9,881	11,813

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #536949 8.000% 5/01/30	$3,209	$3,842
Pool #535351 8.000% 6/01/30	7,927	9,463
Pool #253481 8.000% 10/01/30	7,504	8,972
Pool #596656 8.000% 8/01/31	2,135	2,478
Pool #602008 8.000% 8/01/31	8,673	10,379
Pool #190317 8.000% 8/01/31	2,676	3,195
Federal National Mortgage Association TBA
Pool #2342 3.000% 9/01/26 (f)	2,100,000	2,173,828
Pool #1058 3.500% 8/01/41 (f)	5,765,000	5,919,934
Pool #11192 4.000% 6/01/40 (f)	1,636,000	1,715,116
Pool #19687 4.500% 6/01/39 (f)	7,555,000	8,035,451
Pool #27350 5.000% 11/01/36 (f)	3,900,000	4,212,914
Pool #45577 5.500% 3/01/35 (f)	7,470,000	8,138,798
Government National Mortgage Association
Pool #343751 7.000% 4/15/23	966	1,098
Pool #349496 7.000% 5/15/23	3,536	4,023
Pool #359587 7.000% 6/15/23	1,108	1,247
Pool #337539 7.000% 7/15/23	1,703	1,935
Pool #363066 7.000% 8/15/23	26,728	30,281
Pool #362651 7.000% 10/15/23	37,413	42,372
Pool #368814 7.000% 10/15/23	10,619	12,064
Pool #354674 7.000% 10/15/23	18,773	21,269
Pool #371967 7.000% 11/15/23	1,600	1,820
Pool #352021 7.000% 11/15/23	14,368	16,338
Pool #591581 7.000% 8/15/32	16,609	19,130
Pool #307818 7.250% 6/20/21	73,982	82,779

	Principal Amount	Value
Pool #326248 7.250% 3/20/22	$28,620	$32,482
Pool #326261 7.250% 4/20/22	44,173	49,947
Pool #326278 7.250% 5/20/22	96,189	109,373
Pool #205884 7.500% 5/15/17	33,294	36,743
Pool #213760 7.500% 6/15/17	15,799	17,354
Government National Mortgage Association TBA
Pool #3236 4.000% 8/01/40 (f)	2,000,000	2,146,094
Pool #8299 4.500% 7/01/39 (f)	6,795,000	7,392,748
Pool #11555 5.000% 5/01/38 (f)	4,000,000	4,418,438

		61,690,479

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $61,832,185)		62,012,370

U.S. TREASURY OBLIGATIONS — 6.9%
U.S. Treasury Bonds & Notes — 6.9%
U.S. Treasury Bond 3.125% 11/15/41	1,380,000	1,324,221
U.S. Treasury Bond 3.500% 2/15/39	230,000	239,053
U.S. Treasury Bond 4.375% 5/15/40	2,680,000	3,221,537
U.S. Treasury Bond 5.375% 2/15/31	1,760,000	2,367,071
U.S. Treasury Note 0.250% 12/15/14	18,875,000	18,762,192
U.S. Treasury Note (g) 1.875% 9/30/17	9,715,000	10,061,477
U.S. Treasury Note 2.125% 8/15/21	4,275,000	4,272,495
U.S. Treasury Note 2.500% 3/31/13	965,000	986,769

		41,234,815

TOTAL U.S. TREASURY OBLIGATIONS (Cost $40,412,339)		41,234,815

TOTAL BONDS & NOTES (Cost $202,410,647)		207,554,905

TOTAL LONG-TERM INVESTMENTS (Cost $448,424,493)		579,348,450

The accompanying notes are an integral part of the financial statements.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 10.2%
Commercial Paper — 9.9%
ABB Treasury Center USA, Inc. (b) 0.507% 6/05/12	$2,400,000	$2,397,800
AGL Capital Corp. (b) 0.528% 4/06/12	4,800,000	4,799,584
Avon Capital Corp. (b) 0.517% 4/03/12	2,500,000	2,499,894
British Aerospace Public Ltd. Co. (b) 0.528% 4/19/12	1,085,000	1,084,702
Centrica PLC (b) 0.782% 5/22/12	5,120,000	5,114,305
Devon Energy Corp. (b) 0.508% 4/18/12	3,200,000	3,199,200
Diageo Capital PLC (b) 0.518% 5/24/12	4,000,000	3,996,940
Elsevier Finance SA (b) 0.670% 5/04/12	3,000,000	2,998,102
Ensco PLC (b) 0.477% 4/09/12	5,000,000	4,999,412
Glencore Funding LLC 0.711% 5/15/12	1,600,000	1,598,600
Glencore Funding LLC 0.762% 5/29/12	3,400,000	3,395,821
NextEra Energy Capital Holdings, Inc. (b) 0.467% 4/10/12	2,550,000	2,549,674
Pacific Gas & Electric Co. (b) 0.477% 4/30/12	1,800,000	1,799,295
Sempra Energy Global Enterprises (b) 0.518% 4/18/12	1,620,000	1,619,587
Tesco PLC (b) 0.507% 5/14/12	2,800,000	2,798,289
Tyco Electronics Group SA (b) 0.497% 4/23/12	5,000,000	4,998,435
Volvo Group Treasury (b) 0.548% 5/04/12	2,500,000	2,498,725
VW Credit, Inc. (b) 0.518% 4/13/12	930,000	929,829
VW Credit, Inc. (b) 0.518% 4/17/12	3,000,000	2,999,277
Weatherford International Ltd. (b) 0.609% 4/23/12	3,000,000	2,998,850

		59,276,321

Repurchase Agreement — 0.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/30/12, 0.010%, due 4/02/12 (h)	1,983,138	1,983,138

	Principal Amount	Value
Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/02/12	$22,740	$22,740

TOTAL SHORT-TERM INVESTMENTS (Cost $61,282,199)		61,282,199

TOTAL INVESTMENTS — 106.8% (Cost $509,706,692) (i)		640,630,649

Other Assets/(Liabilities) — (6.8)%		(40,983,952)

NET ASSETS — 100.0%		$599,646,697

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, these securities amounted to a value of $75,858,568 or 12.65% of net assets.
(c)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2012, these securities amounted to a value of $296,250 or 0.05% of net assets.
(d)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2012, these securities amounted to a value of $16 or 0.00% of net assets.
(e)	Restricted security. Certain securities are restricted as to resale. At March 31, 2012, these securities amounted to a value of $717,725 or 0.12% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(h)	Maturity value of $1,983,139. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $2,027,964.
(i)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML China Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.2%

COMMON STOCK — 99.2%
Auto Manufacturers — 1.0%
Brilliance China Automotive Holdings Ltd. (a)	86,000	$92,631
Dongfeng Motor Group Co. Ltd. Class H	62,000	112,633

		205,264

Banks — 13.7%
Agricultural Bank of China Ltd.	906,000	388,291
BOC Hong Kong Holdings Ltd.	42,000	116,214
China Construction Bank Corp. Class H	738,260	571,014
China Merchants Bank Co. Ltd.	186,500	381,047
China Minsheng Banking Corp. Ltd. Class H	295,000	266,024
Industrial & Commercial Bank of China	1,513,545	978,796

		2,701,386

Building Materials — 5.8%
Anhui Conch Cement Co. Ltd. Class H	42,000	132,775
BBMG Corp.	437,500	368,150
China Resources Cement Holdings Ltd.	446,000	328,994
China Shanshui Cement Group	409,000	322,555

		1,152,474

Coal — 3.2%
China Coal Energy Co. Class H	87,000	97,625
China Shenhua Energy Co. Ltd. Class H	125,500	528,160

		625,785

Computers — 1.1%
Lenovo Group Ltd.	244,000	218,271

Diversified Financial — 1.2%
China Everbright Ltd.	58,000	87,881
CITIC Securities Co. Ltd. (a)	74,500	149,357

		237,238

Electric — 0.9%
Huaneng Power International, Inc.	340,000	185,837

Electrical Components & Equipment — 0.8%
Zhuzhou CSR Times Electric Co. Ltd. Class H	58,000	148,059

Electronics — 0.6%
Hon Hai Precision Industry Co. Ltd.	32,000	124,167

Energy – Alternate Sources — 1.2%
China Longyuan Power Group Corp. Class H (a)	195,000	162,582
GCL-Poly Energy Holdings Ltd.	278,000	77,255

		239,837

	Number of Shares	Value
Engineering & Construction — 1.5%
China State Construction International Holdings Ltd.	318,000	$293,598

Foods — 0.8%
Tingyi Cayman Islands Holding Corp.	56,000	160,738

Forest Products & Paper — 1.1%
Nine Dragons Paper Holdings Ltd.	275,000	224,681

Health Care – Products — 3.3%
Hengan International Group Co. Ltd.	29,500	296,944
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	124,000	140,427
Trauson Holdings Co. Ltd.	616,000	213,808

		651,179

Insurance — 7.6%
AIA Group Ltd.	35,400	129,633
China Life Insurance Co. Ltd.	168,000	435,677
China Pacific Insurance Group Co. Ltd. Class H	98,370	308,072
New China Life Insurance Co. Ltd. (a)	77,000	312,205
PICC Property & Casualty Co. Ltd. Class H	265,800	316,005

		1,501,592

Internet — 10.1%
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	4,500	655,965
NetEase.com, Inc. Sponsored ADR (Cayman Islands) (a)	8,200	476,420
Tencent Holdings Ltd.	31,100	867,681

		2,000,066

Lodging — 1.2%
Galaxy Entertainment Group Ltd. (a)	89,000	245,592

Metal Fabricate & Hardware — 1.5%
Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.	594,000	207,960
Jiangxi Copper Co. Ltd.	39,000	89,574

		297,534

Mining — 1.8%
Zhaojin Mining Industry Co. Ltd. Class H	219,000	365,659

Oil & Gas — 11.5%
China Petroleum & Chemical Corp. Class H	442,000	480,289
CNOOC Ltd.	475,000	971,028
PetroChina Co. Ltd. Class H	582,000	815,056

		2,266,373

Oil & Gas Services — 0.4%
China Oilfield Services Ltd.	56,000	79,991

The accompanying notes are an integral part of the financial statements.

MML China Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pharmaceuticals — 1.1%
Sino Biopharmaceutical Ltd.	824,000	$220,654

Real Estate — 8.3%
Agile Property Holdings Ltd.	170,000	196,587
China Everbright International Ltd.	642,000	300,789
China Overseas Land & Investment Ltd.	52,000	98,610
China Resources Land Ltd.	144,000	245,905
Evergrande Real Estate Group Ltd.	356,000	191,026
KWG Property Holding Ltd.	717,500	412,385
Longfor Properties Co. Ltd.	137,000	191,352

		1,636,654

Retail — 6.0%
Ajisen China Holdings Ltd.	77,000	101,444
Baoxin Auto Group Ltd. (a)	153,500	184,336
Belle International Holdings Ltd.	172,000	309,182
GOME Electrical Appliances Holdings Ltd.	739,000	153,105
Luk Fook Holdings International Ltd.	50,000	151,517
Springland International Holdings Ltd.	384,000	278,144

		1,177,728

Telecommunications — 10.6%
AAC Acoustic Technologies Holdings, Inc.	116,000	315,859
BYD Electronic International Co. Ltd. (a)	331,500	100,280
China Mobile Ltd.	86,000	947,212
China Telecom Corp. Ltd. Class H	428,000	235,088
China Unicom Ltd.	236,000	395,028
Foxconn International Holdings Ltd. (a)	143,000	101,048

		2,094,515

Transportation — 2.9%
China COSCO Holdings Co. Ltd. Class H	349,500	220,746
China Shipping Development Co. Ltd. Class H	382,000	262,658
China South Locomotive and Rolling Stock Corp. Ltd. Class H	142,000	96,876

		580,280

TOTAL COMMON STOCK (Cost $19,292,561)		19,635,152

TOTAL EQUITIES (Cost $19,292,561)		19,635,152

TOTAL LONG-TERM INVESTMENTS (Cost $19,292,561)		19,635,152

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.5%
Repurchase Agreement — 0.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/30/12, 0.010%, due 4/02/12 (b)	$100,984	$100,984

TOTAL SHORT-TERM INVESTMENTS (Cost $100,984)		100,984

TOTAL INVESTMENTS — 99.7% (Cost $19,393,545) (c)		19,736,136

Other Assets/(Liabilities) — 0.3%		51,918

NET ASSETS — 100.0%		$19,788,054

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $100,984. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/15/40, and an aggregate market value, including accrued interest, of $106,740.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund — Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.0%

COMMON STOCK — 100.0%
Advertising — 0.2%
The Interpublic Group of Companies, Inc.	1,387	$15,826
Omnicom Group, Inc.	164	8,306

		24,132

Aerospace & Defense — 2.3%
The Boeing Co.	544	40,457
General Dynamics Corp.	296	21,721
Goodrich Corp.	165	20,698
L-3 Communications Holdings, Inc.	685	48,478
Lockheed Martin Corp.	593	53,287
Northrop Grumman Corp.	691	42,206
Raytheon Co.	590	31,140
Rockwell Collins, Inc.	99	5,698
United Technologies Corp.	1,293	107,241

		370,926

Agriculture — 3.2%
Altria Group, Inc.	3,711	114,559
Archer-Daniels-Midland Co.	1,624	51,416
Lorillard, Inc.	378	48,943
Philip Morris International, Inc.	3,200	283,552
Reynolds American, Inc.	494	20,471

		518,941

Airlines — 0.1%
Southwest Airlines Co.	1,583	13,044

Apparel — 0.5%
Nike, Inc. Class B	593	64,305
Ralph Lauren Corp.	62	10,809
VF Corp.	89	12,992

		88,106

Auto Manufacturers — 0.5%
Ford Motor Co.	5,961	74,453
Paccar, Inc.	93	4,355

		78,808

Automotive & Parts — 0.1%
The Goodyear Tire & Rubber Co. (a)	797	8,943
Johnson Controls, Inc.	90	2,923

		11,866

Banks — 4.3%
Bank of America Corp.	9,710	92,925
Bank of New York Mellon Corp.	1,338	32,286
BB&T Corp.	1,089	34,184
Capital One Financial Corp.	725	40,411
Comerica, Inc.	297	9,611
Fifth Third Bancorp	1,647	23,140
First Horizon National Corp.	19	197

	Number of Shares	Value
Huntington Bancshares, Inc.	1,119	$7,218
KeyCorp	1,868	15,878
M&T Bank Corp.	89	7,732
Northern Trust Corp.	214	10,154
PNC Financial Services Group, Inc.	794	51,205
Regions Financial Corp.	1,156	7,618
State Street Corp.	690	31,395
SunTrust Banks, Inc.	300	7,251
U.S. Bancorp	2,526	80,024
Wells Fargo & Co.	7,063	241,131
Zions Bancorp	198	4,249

		696,609

Beverages — 1.5%
Brown-Forman Corp. Class B	97	8,089
The Coca-Cola Co.	1,540	113,975
Coca-Cola Enterprises, Inc.	620	17,732
Constellation Brands, Inc. Class A (a)	2,288	53,974
Dr. Pepper Snapple Group, Inc.	395	15,883
Molson Coors Brewing Co. Class B	316	14,299
PepsiCo, Inc.	209	13,867

		237,819

Biotechnology — 1.1%
Amgen, Inc.	1,590	108,104
Biogen Idec, Inc. (a)	160	20,155
Celgene Corp. (a)	579	44,884
Life Technologies Corp. (a)	214	10,448

		183,591

Building Materials — 0.0%
Masco Corp.	91	1,217

Chemicals — 1.9%
Air Products & Chemicals, Inc.	23	2,111
Airgas, Inc.	99	8,808
CF Industries Holdings, Inc.	289	52,786
The Dow Chemical Co.	747	25,876
E.I. du Pont de Nemours & Co.	1,127	59,618
Eastman Chemical Co.	186	9,614
Ecolab, Inc.	95	5,863
International Flavors & Fragrances, Inc.	1	59
Monsanto Co.	1,087	86,699
The Mosaic Co.	54	2,986
PPG Industries, Inc.	297	28,453
Praxair, Inc.	4	458
The Sherwin-Williams Co.	119	12,932
Sigma-Aldrich Corp.	113	8,256

		304,519

Coal — 0.1%
Alpha Natural Resources, Inc. (a)	104	1,582
CONSOL Energy, Inc.	99	3,376
Peabody Energy Corp.	362	10,483

		15,441

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Commercial Services — 2.6%
Apollo Group, Inc. Class A (a)	1,212	$46,832
Automatic Data Processing, Inc.	409	22,573
DeVry, Inc.	110	3,726
Donnelley (R.R.) & Sons Co.	473	5,860
Equifax, Inc.	97	4,293
H&R Block, Inc.	959	15,795
Iron Mountain, Inc.	98	2,822
MasterCard, Inc. Class A	115	48,362
McKesson Corp.	483	42,393
Moody’s Corp.	486	20,461
Paychex, Inc.	226	7,004
Quanta Services, Inc. (a)	95	1,985
Robert Half International, Inc.	95	2,878
SAIC, Inc. (a)	2,495	32,934
Total System Services, Inc.	1,438	33,175
Visa, Inc. Class A	840	99,120
Western Union Co.	1,733	30,501

		420,714

Computers — 8.6%
Accenture PLC Class A	1,219	78,625
Apple, Inc. (a)	1,146	686,993
Cognizant Technology Solutions Corp. Class A (a)	67	5,156
Computer Sciences Corp.	916	27,425
Dell, Inc. (a)	3,196	53,053
EMC Corp. (a)	2,169	64,810
Hewlett-Packard Co.	2,254	53,713
International Business Machines Corp.	1,380	287,937
Lexmark International, Inc. Class A	1,495	49,694
NetApp, Inc. (a)	91	4,074
SanDisk Corp. (a)	268	13,290
Teradata Corp. (a)	234	15,947
Western Digital Corp. (a)	833	34,478

		1,375,195

Cosmetics & Personal Care — 1.3%
Avon Products, Inc.	401	7,763
Colgate-Palmolive Co.	421	41,166
The Estee Lauder Cos., Inc. Class A	94	5,822
The Procter & Gamble Co.	2,379	159,893

		214,644

Distribution & Wholesale — 0.1%
Fastenal Co.	98	5,302
Genuine Parts Co.	170	10,668
W.W. Grainger, Inc.	14	3,007

		18,977

Diversified Financial — 4.5%
American Express Co.	1,428	82,624
Ameriprise Financial, Inc.	255	14,568
BlackRock, Inc.	140	28,686
The Charles Schwab Corp.	28	402

	Number of Shares	Value
Citigroup, Inc.	3,657	$133,663
CME Group, Inc.	50	14,467
Discover Financial Services	1,099	36,641
E*TRADE Financial Corp. (a)	8	88
Federated Investors, Inc. Class B	98	2,196
Franklin Resources, Inc.	143	17,736
The Goldman Sachs Group, Inc.	462	57,459
IntercontinentalExchange, Inc. (a)	89	12,230
Invesco Ltd.	534	14,242
JP Morgan Chase & Co.	4,776	219,600
Legg Mason, Inc.	95	2,653
Morgan Stanley	1,815	35,647
The NASDAQ OMX Group, Inc. (a)	242	6,268
NYSE Euronext	197	5,912
SLM Corp.	1,139	17,951
T. Rowe Price Group, Inc.	226	14,758

		717,791

Electric — 2.9%
The AES Corp. (a)	1,181	15,436
Ameren Corp.	654	21,307
American Electric Power Co., Inc.	730	28,163
CenterPoint Energy, Inc.	384	7,573
CMS Energy Corp.	295	6,490
Consolidated Edison, Inc.	364	21,265
Dominion Resources, Inc.	86	4,404
DTE Energy Co.	295	16,234
Duke Energy Corp.	1,545	32,461
Edison International	399	16,962
Entergy Corp.	297	19,958
Exelon Corp.	1,133	44,425
FirstEnergy Corp.	640	29,178
Integrys Energy Group, Inc.	99	5,246
NextEra Energy, Inc.	507	30,968
Northeast Utilities	197	7,313
NRG Energy, Inc. (a)	326	5,109
Pepco Holdings, Inc.	197	3,721
PG&E Corp.	291	12,632
Pinnacle West Capital Corp.	217	10,394
PPL Corp.	993	28,062
Progress Energy, Inc.	67	3,558
Public Service Enterprise Group, Inc.	512	15,672
SCANA Corp.	97	4,424
The Southern Co.	1,142	51,310
TECO Energy, Inc.	195	3,422
Wisconsin Energy Corp.	296	10,413
Xcel Energy, Inc.	390	10,323

		466,423

Electrical Components & Equipment — 0.2%
Emerson Electric Co.	452	23,585
Molex, Inc.	387	10,883

		34,468

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electronics — 0.5%
Agilent Technologies, Inc.	393	$17,492
Amphenol Corp. Class A	98	5,858
FLIR Systems, Inc.	99	2,506
Jabil Circuit, Inc.	1,002	25,170
PerkinElmer, Inc.	117	3,236
TE Connectivity Ltd.	261	9,592
Waters Corp. (a)	99	9,173

		73,027

Engineering & Construction — 0.4%
Fluor Corp.	966	57,999
Jacobs Engineering Group, Inc. (a)	95	4,215

		62,214

Entertainment — 0.0%
International Game Technology	310	5,205

Environmental Controls — 0.3%
Republic Services, Inc.	1,350	41,256
Stericycle, Inc. (a)	22	1,840
Waste Management, Inc.	313	10,943

		54,039

Foods — 1.9%
Campbell Soup Co.	372	12,592
ConAgra Foods, Inc.	850	22,321
Dean Foods Co. (a)	1,095	13,260
General Mills, Inc.	250	9,863
H.J. Heinz Co.	293	15,690
The Hershey Co.	71	4,354
Hormel Foods Corp.	290	8,561
The J.M. Smucker Co.	2	163
Kellogg Co.	142	7,616
Kraft Foods, Inc. Class A	2,204	83,774
The Kroger Co.	1,062	25,732
McCormick & Co., Inc.	97	5,280
Safeway, Inc.	2,589	52,324
Sara Lee Corp.	380	8,181
SUPERVALU, Inc.	1,945	11,106
Sysco Corp.	89	2,658
Tyson Foods, Inc. Class A	682	13,060
Whole Foods Market, Inc.	95	7,904

		304,439

Forest Products & Paper — 0.3%
International Paper Co.	1,184	41,558
MeadWestvaco Corp.	147	4,644

		46,202

Gas — 0.1%
AGL Resources, Inc.	82	3,216
NiSource, Inc.	84	2,046
Sempra Energy	294	17,628

		22,890

	Number of Shares	Value
Hand & Machine Tools — 0.1%
Snap-on, Inc.	99	$6,036
Stanley Black & Decker, Inc.	104	8,004

		14,040

Health Care – Products — 2.3%
Baxter International, Inc.	345	20,624
Becton, Dickinson & Co.	153	11,881
Boston Scientific Corp. (a)	1,127	6,740
C.R. Bard, Inc.	117	11,550
CareFusion Corp. (a)	191	4,953
Covidien PLC	519	28,379
Intuitive Surgical, Inc. (a)	24	13,002
Johnson & Johnson	2,721	179,477
Medtronic, Inc.	1,276	50,006
St. Jude Medical, Inc.	81	3,589
Stryker Corp.	355	19,695
Varian Medical Systems, Inc. (a)	1	69
Zimmer Holdings, Inc.	368	23,655

		373,620

Health Care – Services — 1.8%
Aetna, Inc.	665	33,356
Cigna Corp.	298	14,677
Coventry Health Care, Inc.	537	19,101
DaVita, Inc. (a)	99	8,927
Humana, Inc.	290	26,819
Laboratory Corporation of America Holdings (a)	98	8,971
Quest Diagnostics, Inc.	176	10,762
Tenet Healthcare Corp. (a)	392	2,082
Thermo Fisher Scientific, Inc.	463	26,104
UnitedHealth Group, Inc.	1,777	104,736
WellPoint, Inc.	489	36,088

		291,623

Holding Company – Diversified — 0.0%
Leucadia National Corp.	194	5,063

Home Builders — 0.0%
D.R. Horton, Inc.	190	2,882
PulteGroup, Inc. (a)	263	2,328

		5,210

Home Furnishing — 0.2%
Harman International Industries, Inc.	98	4,587
Whirlpool Corp.	268	20,599

		25,186

Household Products — 0.2%
Avery Dennison Corp.	87	2,621
Beam, Inc.	98	5,740
The Clorox Co.	97	6,669
Kimberly-Clark Corp.	158	11,675

		26,705

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Housewares — 0.0%
Newell Rubbermaid, Inc.	86	$1,532

Insurance — 4.2%
ACE Ltd.	519	37,991
Aflac, Inc.	606	27,870
The Allstate Corp.	774	25,480
American International Group, Inc. (a)	521	16,062
Aon Corp.	298	14,620
Assurant, Inc.	1,013	41,027
Berkshire Hathaway, Inc. Class B (a)	2,128	172,687
The Chubb Corp.	414	28,612
Cincinnati Financial Corp.	116	4,003
Genworth Financial, Inc. Class A (a)	911	7,580
The Hartford Financial Services Group, Inc.	961	20,258
Lincoln National Corp.	776	20,455
Loews Corp.	293	11,682
Marsh & McLennan Cos., Inc.	591	19,379
MetLife, Inc.	1,425	53,224
Principal Financial Group, Inc.	493	14,548
The Progressive Corp.	884	20,491
Prudential Financial, Inc.	851	53,945
Torchmark Corp.	506	25,224
The Travelers Cos., Inc.	511	30,251
Unum Group	650	15,912
XL Group PLC	286	6,203

		667,504

Internet — 2.0%
Akamai Technologies, Inc. (a)	97	3,560
Amazon.com, Inc. (a)	43	8,708
eBay, Inc. (a)	949	35,009
Expedia, Inc.	1,455	48,655
F5 Networks, Inc. (a)	100	13,496
Google, Inc. Class A (a)	192	123,118
Netflix, Inc. (a)	55	6,327
Priceline.com, Inc. (a)	59	42,332
Symantec Corp. (a)	1,585	29,640
VeriSign, Inc.	294	11,272
Yahoo!, Inc. (a)	114	1,735

		323,852

Iron & Steel — 0.2%
Allegheny Technologies, Inc.	97	3,993
Cliffs Natural Resources, Inc.	200	13,852
Nucor Corp.	88	3,780
United States Steel Corp.	97	2,849

		24,474

Leisure Time — 0.1%
Carnival Corp.	107	3,432
Harley-Davidson, Inc.	246	12,074

		15,506

	Number of Shares	Value
Lodging — 0.4%
Marriott International, Inc. Class A	298	$11,279
Starwood Hotels & Resorts Worldwide, Inc.	98	5,528
Wyndham Worldwide Corp.	620	28,836
Wynn Resorts Ltd.	129	16,110

		61,753

Machinery – Construction & Mining — 0.6%
Caterpillar, Inc.	700	74,564
Ingersoll-Rand PLC	436	18,029
Joy Global, Inc.	25	1,837

		94,430

Machinery – Diversified — 0.5%
Cummins, Inc.	404	48,496
Deere & Co.	94	7,605
Eaton Corp.	119	5,930
Flowserve Corp.	9	1,040
Rockwell Automation, Inc.	55	4,383
Roper Industries, Inc.	139	13,783
Xylem, Inc.	194	5,383

		86,620

Manufacturing — 3.8%
3M Co.	584	52,099
Danaher Corp.	216	12,096
Dover Corp.	194	12,210
General Electric Co.	18,714	375,590
Honeywell International, Inc.	664	40,537
Illinois Tool Works, Inc.	424	24,219
Leggett & Platt, Inc.	186	4,280
Pall Corp.	98	5,844
Parker Hannifin Corp.	241	20,376
Textron, Inc.	965	26,856
Tyco International Ltd.	500	28,090

		602,197

Media — 3.6%
Cablevision Systems Corp. Class A	879	12,904
CBS Corp. Class B	885	30,010
Comcast Corp. Class A	4,626	138,826
DIRECTV Class A (a)	656	32,367
Discovery Communications, Inc. Series A (a)	159	8,045
Gannett Co., Inc.	2,877	44,104
The McGraw-Hill Cos., Inc.	293	14,202
News Corp. Class A	3,777	74,369
Scripps Networks Interactive Class A	237	11,540
Time Warner Cable, Inc.	464	37,816
Time Warner, Inc.	1,885	71,159
Viacom, Inc. Class B	1,046	49,643
The Walt Disney Co.	879	38,483
The Washington Post Co. Class B	23	8,592

		572,060

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mining — 0.7%
Alcoa, Inc.	989	$9,910
Freeport-McMoRan Copper & Gold, Inc.	1,963	74,672
Newmont Mining Corp.	352	18,047
Titanium Metals Corp.	98	1,329
Vulcan Materials Co.	299	12,776

		116,734

Office Equipment/Supplies — 0.5%
Pitney Bowes, Inc.	2,529	44,460
Xerox Corp.	3,718	30,041

		74,501

Oil & Gas — 9.3%
Anadarko Petroleum Corp.	178	13,945
Apache Corp.	537	53,936
Cabot Oil & Gas Corp.	32	997
Chesapeake Energy Corp.	142	3,290
Chevron Corp.	3,115	334,053
ConocoPhillips	2,267	172,315
Denbury Resources, Inc. (a)	393	7,164
Devon Energy Corp.	380	27,026
Diamond Offshore Drilling, Inc.	421	28,102
EOG Resources, Inc.	20	2,222
EQT Corp.	100	4,821
Exxon Mobil Corp.	5,636	488,810
Helmerich & Payne, Inc.	635	34,258
Hess Corp.	106	6,249
Marathon Oil Corp.	990	31,383
Marathon Petroleum Corp.	943	40,888
Murphy Oil Corp.	197	11,085
Nabors Industries Ltd. (a)	1,611	28,176
Newfield Exploration Co. (a)	100	3,468
Noble Corp. (a)	100	3,747
Noble Energy, Inc.	98	9,582
Occidental Petroleum Corp.	1,137	108,277
Pioneer Natural Resources Co.	6	670
QEP Resources, Inc.	95	2,897
Rowan Companies, Inc. (a)	84	2,766
Southwestern Energy Co. (a)	72	2,203
Sunoco, Inc.	99	3,777
Tesoro Corp. (a)	1,376	36,932
Valero Energy Corp.	780	20,101
WPX Energy, Inc. (a)	223	4,016

		1,487,156

Oil & Gas Services — 0.8%
Baker Hughes, Inc.	165	6,920
Cameron International Corp. (a)	95	5,019
FMC Technologies, Inc. (a)	94	4,739
Halliburton Co.	586	19,449

	Number of Shares	Value
National Oilwell Varco, Inc.	600	$47,682
Schlumberger Ltd.	721	50,420

		134,229

Packaging & Containers — 0.1%
Ball Corp.	198	8,490
Bemis Co., Inc.	57	1,841
Owens-Illinois, Inc. (a)	163	3,804
Sealed Air Corp.	134	2,588

		16,723

Pharmaceuticals — 6.3%
Abbott Laboratories	2,351	144,093
Allergan, Inc.	204	19,468
AmerisourceBergen Corp.	908	36,029
Bristol-Myers Squibb Co.	3,078	103,882
Cardinal Health, Inc.	479	20,650
DENTSPLY International, Inc.	99	3,973
Eli Lilly & Co.	2,105	84,768
Express Scripts, Inc. (a)	541	29,311
Forest Laboratories, Inc. (a)	1,253	43,467
Gilead Sciences, Inc. (a)	1,334	65,166
Hospira, Inc. (a)	97	3,627
Mead Johnson Nutrition Co.	96	7,918
Medco Health Solutions, Inc. (a)	101	7,100
Merck & Co., Inc.	4,301	165,158
Mylan, Inc. (a)	293	6,871
Patterson Cos., Inc.	99	3,307
Perrigo Co.	60	6,199
Pfizer, Inc.	11,100	251,526
Watson Pharmaceuticals, Inc. (a)	168	11,266

		1,013,779

Pipelines — 0.4%
El Paso Corp.	101	2,985
ONEOK, Inc.	113	9,228
Spectra Energy Corp.	922	29,089
The Williams Cos., Inc.	588	18,116

		59,418

Real Estate — 0.0%
CBRE Group, Inc. (a)	94	1,876

Real Estate Investment Trusts (REITS) — 1.2%
American Tower Corp.	400	25,208
Apartment Investment & Management Co. Class A	13	343
AvalonBay Communities, Inc.	53	7,491
Boston Properties, Inc.	124	13,019
Equity Residential	193	12,086
HCP, Inc.	448	17,678
Health Care REIT, Inc.	199	10,937
Host Hotels & Resorts, Inc.	62	1,018
Kimco Realty Corp.	391	7,531

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Plum Creek Timber Co., Inc.	97	$4,031
ProLogis, Inc.	48	1,729
Public Storage	142	19,620
Simon Property Group, Inc.	396	57,689
Ventas, Inc.	109	6,224
Vornado Realty Trust	184	15,493
Weyerhaeuser Co.	17	373

		200,470

Retail — 6.1%
Abercrombie & Fitch Co. Class A	13	645
AutoNation, Inc. (a)	82	2,813
AutoZone, Inc. (a)	46	17,103
Bed Bath & Beyond, Inc. (a)	202	13,285
Best Buy Co., Inc.	1,191	28,203
Big Lots, Inc. (a)	191	8,217
Chipotle Mexican Grill, Inc. (a)	30	12,540
Coach, Inc.	799	61,747
Costco Wholesale Corp.	417	37,864
CVS Caremark Corp.	2,205	98,784
Darden Restaurants, Inc.	98	5,014
Dollar Tree, Inc. (a)	100	9,449
Family Dollar Stores, Inc.	97	6,138
GameStop Corp. Class A	2,519	55,015
The Gap, Inc.	286	7,476
The Home Depot, Inc.	2,366	119,033
J.C. Penney Co., Inc.	202	7,157
Kohl’s Corp.	393	19,662
Limited Brands, Inc.	188	9,024
Lowe’s Cos., Inc.	1,139	35,742
Macy’s, Inc.	920	36,552
McDonald’s Corp.	910	89,271
Nordstrom, Inc.	176	9,807
O’Reilly Automotive, Inc. (a)	316	28,867
Ross Stores, Inc.	166	9,645
Staples, Inc.	797	12,895
Starbucks Corp.	178	9,948
Target Corp.	798	46,499
Tiffany & Co.	23	1,590
The TJX Cos., Inc.	768	30,497
Wal-Mart Stores, Inc.	1,797	109,976
Walgreen Co.	237	7,937
Yum! Brands, Inc.	493	35,092

		983,487

Savings & Loans — 0.1%
Hudson City Bancorp, Inc.	389	2,844
People’s United Financial, Inc.	494	6,540

		9,384

Semiconductors — 3.2%
Advanced Micro Devices, Inc. (a)	2,834	22,729
Altera Corp.	406	16,167
Analog Devices, Inc.	165	6,666

	Number of Shares	Value
Applied Materials, Inc.	1,474	$18,336
Broadcom Corp. Class A (a)	591	23,226
Intel Corp.	8,808	247,593
KLA-Tencor Corp.	469	25,523
Linear Technology Corp.	188	6,336
LSI Corp. (a)	5,065	43,964
Microchip Technology, Inc.	15	558
Micron Technology, Inc. (a)	78	632
Novellus Systems, Inc. (a)	682	34,039
NVIDIA Corp. (a)	487	7,495
Teradyne, Inc. (a)	831	14,035
Texas Instruments, Inc.	45	1,512
Xilinx, Inc.	1,093	39,818

		508,629

Software — 4.9%
Adobe Systems, Inc. (a)	689	23,640
Autodesk, Inc. (a)	197	8,337
BMC Software, Inc. (a)	943	37,871
CA, Inc.	1,044	28,773
Cerner Corp. (a)	100	7,616
Citrix Systems, Inc. (a)	99	7,812
The Dun & Bradstreet Corp.	109	9,235
Electronic Arts, Inc. (a)	295	4,862
Fidelity National Information Services, Inc.	375	12,420
Fiserv, Inc. (a)	195	13,531
Intuit, Inc.	194	11,665
Microsoft Corp.	11,509	371,165
Oracle Corp.	8,006	233,455
Red Hat, Inc. (a)	119	7,127
Salesforce.com, Inc. (a)	14	2,163

		779,672

Telecommunications — 5.1%
AT&T, Inc.	5,870	183,320
CenturyLink, Inc.	219	8,464
Cisco Systems, Inc.	10,693	226,157
Corning, Inc.	1,277	17,980
Frontier Communications Corp.	966	4,028
Harris Corp.	121	5,455
JDS Uniphase Corp. (a)	187	2,710
Juniper Networks, Inc. (a)	193	4,416
MetroPCS Communications, Inc. (a)	2,245	20,250
Motorola Mobility Holdings, Inc. (a)	280	10,987
Motorola Solutions, Inc.	563	28,617
QUALCOMM, Inc.	1,569	106,723
Sprint Nextel Corp. (a)	969	2,762
Verizon Communications, Inc.	5,343	204,263
Windstream Corp.	19	223

		826,355

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Textiles — 0.0%
Cintas Corp.	98	$3,834

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	123	4,517
Mattel, Inc.	219	7,371

		11,888

Transportation — 1.7%
C.H. Robinson Worldwide, Inc.	35	2,292
CSX Corp.	567	12,202
Expeditors International of Washington, Inc.	97	4,512
FedEx Corp.	494	45,428
Norfolk Southern Corp.	215	14,153
Ryder System, Inc.	98	5,174
Union Pacific Corp.	741	79,643
United Parcel Service, Inc. Class B	1,400	113,008

		276,412

TOTAL COMMON STOCK (Cost $14,297,870)		16,057,169

TOTAL EQUITIES (Cost $14,297,870)		16,057,169

TOTAL LONG-TERM INVESTMENTS (Cost $14,297,870)		16,057,169

	Principal Amount
SHORT-TERM INVESTMENTS — 0.1%
Repurchase Agreement — 0.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/30/12, 0.010%, due 4/02/12 (b)	$16,282	16,282

TOTAL SHORT-TERM INVESTMENTS (Cost $16,282)		16,282

TOTAL INVESTMENTS —100.1% (Cost $14,314,152) (c)		16,073,451

Other Assets/(Liabilities) — (0.1)%		(20,628)

NET ASSETS — 100.0%		$16,052,823

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $16,282. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $20,382.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Equity Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.4%

COMMON STOCK — 96.4%
Advertising — 0.4%
Omnicom Group, Inc.	58,161	$2,945,855

Aerospace & Defense — 0.5%
Northrop Grumman Corp.	60,370	3,687,400

Auto Manufacturers — 2.5%
Ford Motor Co.	679,430	8,486,081
General Motors Co. (a)	77,863	1,997,186
Navistar International Corp. (a)	218,900	8,854,505

		19,337,772

Automotive & Parts — 0.5%
The Goodyear Tire & Rubber Co. (a)	131,560	1,476,103
Johnson Controls, Inc.	61,118	1,985,113

		3,461,216

Banks — 9.1%
Bank of America Corp.	289,102	2,766,706
Fifth Third Bancorp	263,036	3,695,656
M&T Bank Corp.	127,610	11,086,757
PNC Financial Services Group, Inc.	70,984	4,577,758
State Street Corp.	96,037	4,369,683
SunTrust Banks, Inc.	93,750	2,265,938
U.S. Bancorp	457,894	14,506,082
Wells Fargo & Co.	814,209	27,797,095

		71,065,675

Beverages — 3.7%
The Coca-Cola Co.	228,820	16,934,968
Coca-Cola Enterprises, Inc.	123,805	3,540,823
Molson Coors Brewing Co. Class B	89,500	4,049,875
PepsiCo, Inc.	62,555	4,150,524

		28,676,190

Biotechnology — 0.3%
Amgen, Inc.	36,928	2,510,735

Chemicals — 1.9%
Air Products & Chemicals, Inc.	29,698	2,726,276
Celanese Corp. Series A	63,940	2,952,749
The Mosaic Co.	159,330	8,809,356

		14,488,381

Coal — 0.2%
CONSOL Energy, Inc.	46,801	1,595,914

Commercial Services — 1.0%
AerCap Holdings NV (a)	718,426	7,981,713

Computers — 0.9%
Apple, Inc. (a)	5,225	3,132,231
Hewlett-Packard Co.	176,230	4,199,561

		7,331,792

	Number of Shares	Value
Diversified Financial — 9.7%
Ameriprise Financial, Inc.	60,840	$3,475,789
BlackRock, Inc.	26,790	5,489,271
CIT Group, Inc. (a)	227,710	9,390,761
Citigroup, Inc.	372,396	13,611,074
Discover Financial Services	122,503	4,084,250
The Goldman Sachs Group, Inc.	122,360	15,217,913
JP Morgan Chase & Co.	463,654	21,318,811
Legg Mason, Inc.	93,998	2,625,364

		75,213,233

Electric — 5.9%
American Electric Power Co., Inc.	144,830	5,587,541
Calpine Corp. (a)	207,583	3,572,504
Edison International	337,094	14,329,866
Exelon Corp.	77,350	3,032,894
GenOn Energy, Inc. (a)	2,990,730	6,220,718
PPL Corp.	99,446	2,810,344
Public Service Enterprise Group, Inc.	340,900	10,434,949

		45,988,816

Electronics — 1.3%
TE Connectivity Ltd.	279,000	10,253,250

Foods — 0.8%
Sara Lee Corp.	163,278	3,515,375
Unilever NV NY Shares	74,303	2,528,531

		6,043,906

Forest Products & Paper — 1.1%
Rock-Tenn Co. Class A	126,290	8,532,152

Gas — 0.4%
NiSource, Inc.	113,760	2,770,056

Hand & Machine Tools — 0.5%
Stanley Black & Decker, Inc.	51,657	3,975,523

Health Care – Products — 2.2%
Baxter International, Inc.	48,024	2,870,875
Covidien PLC	72,656	3,972,830
Medtronic, Inc.	259,680	10,176,859

		17,020,564

Health Care – Services — 4.9%
HCA Holdings, Inc.	189,061	4,677,369
Humana, Inc.	148,940	13,773,971
UnitedHealth Group, Inc.	330,128	19,457,745

		37,909,085

Household Products — 1.5%
Church & Dwight Co., Inc.	243,090	11,957,597

Insurance — 3.4%
ACE Ltd.	158,490	11,601,468
MetLife, Inc.	94,499	3,529,538

The accompanying notes are an integral part of the financial statements.

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Travelers Cos., Inc.	136,090	$8,056,528
Unum Group	116,124	2,842,715

		26,030,249

Internet — 1.9%
AOL, Inc. (a)	91,566	1,737,007
eBay, Inc. (a)	91,017	3,357,617
Liberty Interactive Corp. Class A (a)	173,405	3,310,302
VeriSign, Inc.	155,430	5,959,186

		14,364,112

Machinery – Diversified — 0.4%
Eaton Corp.	66,718	3,324,558

Manufacturing — 6.0%
Cooper Industries PLC	50,903	3,255,247
General Electric Co.	238,899	4,794,703
Harsco Corp.	55,162	1,294,100
Honeywell International, Inc.	353,333	21,570,980
SPX Corp.	54,330	4,212,205
Tyco International Ltd.	211,870	11,902,856

		47,030,091

Media — 3.8%
CBS Corp. Class B (Non-Voting)	74,218	2,516,732
Comcast Corp. Class A	483,863	14,520,729
DIRECTV Class A (a)	46,257	2,282,320
Viacom, Inc. Class B	208,997	9,918,998

		29,238,779

Mining — 0.2%
Vulcan Materials Co.	42,145	1,800,856

Oil & Gas — 9.9%
Apache Corp.	47,750	4,796,010
Chevron Corp.	315,801	33,866,499
Exxon Mobil Corp.	219,666	19,051,632
Hess Corp.	68,112	4,015,203
Noble Energy, Inc.	12,327	1,205,334
Penn West Petroleum Ltd.	269,840	5,280,769
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	104,920	7,358,040
SM Energy Co.	23,194	1,641,439

		77,214,926

Oil & Gas Services — 1.4%
Baker Hughes, Inc.	103,350	4,334,499
Schlumberger Ltd.	52,834	3,694,681
Transocean Ltd.	57,594	3,150,392

		11,179,572

Pharmaceuticals — 5.0%
Bristol-Myers Squibb Co.	56,847	1,918,586
Merck & Co., Inc.	471,331	18,099,111
Pfizer, Inc.	665,894	15,089,158
Sanofi ADR (France)	103,140	3,996,675

		39,103,530

	Number of Shares	Value
Pipelines — 0.4%
El Paso Corp.	94,161	$2,782,457

Real Estate Investment Trusts (REITS) — 0.4%
Weyerhaeuser Co.	145,269	3,184,296

Retail — 4.1%
CVS Caremark Corp.	89,725	4,019,680
The Talbots, Inc. (a)	828,780	2,511,203
Target Corp.	251,593	14,660,324
Wal-Mart Stores, Inc.	177,180	10,843,416

		32,034,623

Semiconductors — 1.6%
Applied Materials, Inc.	219,826	2,734,635
Texas Instruments, Inc.	94,806	3,186,430
Xilinx, Inc.	177,700	6,473,611

		12,394,676

Software — 1.2%
Microsoft Corp.	178,744	5,764,494
Oracle Corp.	130,805	3,814,274

		9,578,768

Telecommunications — 5.2%
AT&T, Inc.	337,496	10,540,000
CenturyLink, Inc.	95,874	3,705,530
Cisco Systems, Inc.	161,174	3,408,830
Juniper Networks, Inc. (a)	666,070	15,239,682
Motorola Solutions, Inc.	77,356	3,932,005
Vodafone Group PLC Sponsored ADR (United Kingdom)	139,706	3,865,665

		40,691,712

Textiles — 1.3%
Mohawk Industries, Inc. (a)	156,100	10,382,211

Transportation — 0.9%
Norfolk Southern Corp.	52,001	3,423,226
United Continental Holdings, Inc. (a)	160,230	3,444,945

		6,868,171

TOTAL COMMON STOCK (Cost $640,778,290)		749,950,412

TOTAL EQUITIES (Cost $640,778,290)		749,950,412

TOTAL LONG-TERM INVESTMENTS (Cost $640,778,290)		749,950,412

The accompanying notes are an integral part of the financial statements.

MML Equity Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 4.0%
Repurchase Agreement — 4.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/30/12, 0.010%, due 4/02/12 (b)	$30,854,048	$30,854,048

TOTAL SHORT-TERM INVESTMENTS (Cost $30,854,048)		30,854,048

TOTAL INVESTMENTS — 100.4% (Cost $671,632,338) (c)		780,804,460

Other Assets/(Liabilities) — (0.4)%		(2,746,029)

NET ASSETS — 100.0%		$778,058,431

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $30,854,074. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates ranging from 5/15/39 – 9/25/39, and an aggregate market value, including accrued interest, of $31,474,893.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 89.7%

CORPORATE DEBT — 89.7%
Advertising — 0.6%
inVentiv Health, Inc. (a) 10.000% 8/15/18	$450,000	$405,000
MDC Partners, Inc. (a) 11.000% 11/01/16	280,000	302,400

		707,400

Aerospace & Defense — 2.5%
AAR Corp. (a) 7.250% 1/15/22	800,000	816,000
DAE Aviation Holdings, Inc. (a) 11.250% 8/01/15	750,000	781,875
Ducommun, Inc. 9.750% 7/15/18	1,170,000	1,240,200

		2,838,075

Agriculture — 0.3%
American Rock Salt Co. LLC/American Rock Capital Corp. (a) 8.250% 5/01/18	395,000	342,663

Apparel — 1.0%
Perry Ellis International, Inc. 7.875% 4/01/19	1,120,000	1,114,400

Auto Manufacturers — 0.9%
Ford Motor Co. 7.450% 7/16/31	825,000	1,008,563

Auto Parts & Equipment — 1.5%
Affinia Group, Inc. 9.000% 11/30/14	1,625,000	1,641,250

Automotive & Parts — 5.3%
Accuride Corp. 9.500% 8/01/18	1,265,000	1,328,250
American Axle & Manufacturing, Inc. 7.875% 3/01/17	665,000	686,612
Cooper Tire & Rubber Co. 8.000% 12/15/19	285,000	308,156
Cooper-Standard Automotive, Inc. 8.500% 5/01/18	500,000	537,500
Delphi Corp. (a) 5.875% 5/15/19	240,000	253,200
Delphi Corp. (a) 6.125% 5/15/21	160,000	170,400
International Automotive Components Group (a) 9.125% 6/01/18	800,000	696,000
Meritor, Inc. STEP 4.625% 3/01/26	715,000	652,438
Pittsburgh Glass Works LLC (a) 8.500% 4/15/16	390,000	388,050

	Principal Amount	Value
Titan International, Inc. 7.875% 10/01/17	$325,000	$346,125
Tomkins LLC/Tomkins, Inc. 9.000% 10/01/18	540,000	598,050

		5,964,781

Banks — 1.7%
Ally Financial, Inc. 6.750% 12/01/14	250,000	261,875
CIT Group, Inc. 5.250% 3/15/18	1,615,000	1,647,300

		1,909,175

Building Materials — 1.3%
Interline Brands, Inc. 7.000% 11/15/18	460,000	485,300
USG Corp. (a) 7.875% 3/30/20	1,000,000	1,001,250

		1,486,550

Chemicals — 2.6%
Georgia Gulf Corp. (a) 9.000% 1/15/17	315,000	349,650
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 9.000% 11/15/20	545,000	506,850
Ineos Finance PLC (a) 8.375% 2/15/19	930,000	983,475
Omnova Solutions, Inc. 7.875% 11/01/18	690,000	660,675
Vertellus Specialties, Inc. (a) 9.375% 10/01/15	545,000	414,200

		2,914,850

Coal — 0.2%
Consol Energy, Inc. 8.250% 4/01/20	250,000	261,250

Commercial Services — 1.9%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.250% 1/15/19	545,000	568,163
Rent-A-Center, Inc. 6.625% 11/15/20	330,000	342,375
RR Donnelley & Sons Co. 7.250% 5/15/18	190,000	184,300
RSC Equipment Rental, Inc./RSC Holdings III LLC 8.250% 2/01/21	575,000	612,375
United Rentals North America, Inc. 8.375% 9/15/20	390,000	403,650

		2,110,863

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Diversified Financial — 3.2%
American General Finance Corp. 6.500% 9/15/17	$425,000	$327,250
Community Choice Financial, Inc. (a) 10.750% 5/01/19	780,000	761,475
Ford Motor Credit Co. LLC 6.625% 8/15/17	475,000	526,363
International Lease Finance Corp. 4.875% 4/01/15	680,000	673,067
International Lease Finance Corp. 5.750% 5/15/16	550,000	549,383
International Lease Finance Corp. 5.875% 4/01/19	275,000	265,775
International Lease Finance Corp. 8.625% 9/15/15	450,000	495,000

		3,598,313

Electric — 1.8%
Atlantic Power Corp. (a) 9.000% 11/15/18	570,000	575,700
Energy Future Holdings Corp. 10.000% 1/15/20	670,000	726,950
NRG Energy, Inc. 8.250% 9/01/20	675,000	664,875

		1,967,525

Engineering & Construction — 0.4%
Tutor Perini Corp. 7.625% 11/01/18	445,000	449,450

Entertainment — 0.7%
Jacobs Entertainment, Inc. 9.750% 6/15/14	375,000	367,500
Vail Resorts, Inc. 6.500% 5/01/19	230,000	241,500
WM Finance Corp. (a) 9.500% 6/15/16	207,000	225,630

		834,630

Foods — 0.1%
Post Holdings, Inc. (a) 7.375% 2/15/22	125,000	130,938

Forest Products & Paper — 0.7%
Xerium Technologies, Inc. 8.875% 6/15/18	925,000	802,438

Hand & Machine Tools — 0.8%
Thermadyne Holdings Corp. 9.000% 12/15/17	875,000	896,875

Health Care – Products — 2.5%
Alere, Inc. 9.000% 5/15/16	1,925,000	2,006,812
DJO Finance LLC/DJO Finance Corp. (a) 8.750% 3/15/18	540,000	545,400

	Principal Amount	Value
Teleflex, Inc. 6.875% 6/01/19	$280,000	$301,700

		2,853,912

Health Care – Services — 2.3%
HCA, Inc. 6.500% 2/15/20	410,000	430,500
HCA, Inc. 7.500% 2/15/22	960,000	1,022,400
HEALTHSOUTH Corp. 7.250% 10/01/18	220,000	234,850
HEALTHSOUTH Corp. 7.750% 9/15/22	435,000	469,800
USPI Finance Corp. (a) 9.000% 4/01/20	370,000	381,100

		2,538,650

Holding Company – Diversified — 1.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (a) 9.000% 4/15/19	780,000	768,300
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (a) 9.250% 5/15/18	350,000	349,125

		1,117,425

Housewares — 0.2%
Libbey Glass, Inc. 10.000% 2/15/15	203,000	216,956

Investment Companies — 1.5%
PBF Holding Co. LLC/PBF Finance Corp. (a) 8.250% 2/15/20	1,595,000	1,626,900

Iron & Steel — 0.4%
Tube City IMS Corp. 9.750% 2/01/15	425,000	436,688

Leisure Time — 2.6%
Brunswick Corp. 7.125% 8/01/27	1,010,000	949,400
Brunswick Corp. 7.375% 9/01/23	285,000	279,300
Sabre Holdings Corp. 8.350% 3/15/16	1,800,000	1,633,500

		2,862,200

Lodging — 1.8%
MGM Mirage 7.625% 1/15/17	375,000	387,188
MGM Resorts International (a) 8.625% 2/01/19	460,000	493,350
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. (a) 5.375% 3/15/22	1,125,000	1,096,875

		1,977,413

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Machinery – Diversified — 1.2%
Welltec A/S (a) 8.000% 2/01/19	$1,412,000	$1,355,520

Manufacturing — 3.6%
Bombardier, Inc. (a) 5.750% 3/15/22	1,050,000	1,021,125
Griffon Corp. 7.125% 4/01/18	870,000	899,362
JB Poindexter & Co., Inc. (a) 9.000% 4/01/22	1,060,000	1,090,475
Polypore International, Inc. 7.500% 11/15/17	600,000	633,000
Trimas Corp. 9.750% 12/15/17	400,000	442,000

		4,085,962

Media — 4.0%
Cequel Communications Holdings I LLC/Cequel Capital Corp. (a) 8.625% 11/15/17	1,100,000	1,181,125
Clear Channel Worldwide Holdings, Inc. (a) 7.625% 3/15/20	95,000	91,675
Harron Communications LP/Harron Finance Corp. (a) 9.125% 4/01/20	795,000	820,837
Mediacom LLC/Mediacom Capital Corp. 9.125% 8/15/19	635,000	689,769
Nara Cable Funding Ltd. (a) 8.875% 12/01/18	1,165,000	1,106,750
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. 8.875% 4/15/17	550,000	589,875

		4,480,031

Metal Fabricate & Hardware — 0.4%
Mueller Water Products, Inc. 7.375% 6/01/17	500,000	492,500

Mining — 1.1%
FMG Resources Property Ltd. (a) 6.000% 4/01/17	300,000	297,000
FMG Resources Property Ltd. (a) 6.875% 4/01/22	245,000	238,875
FMG Resources Property Ltd. (a) 7.000% 11/01/15	445,000	453,900
FMG Resources Property Ltd. (a) 8.250% 11/01/19	230,000	241,500

		1,231,275

Oil & Gas — 15.3%
Alta Mesa Holdings/Alta Mesa Finance Services Corp. 9.625% 10/15/18	1,812,000	1,825,590
Aurora USA Oil & Gas, Inc. (a) 9.875% 2/15/17	1,440,000	1,497,600

	Principal Amount	Value
Bill Barrett Corp. 7.000% 10/15/22	$535,000	$516,275
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/01/19	850,000	884,000
Chaparral Energy, Inc. 8.250% 9/01/21	605,000	644,325
Chesapeake Energy Corp. 6.775% 3/15/19	465,000	461,512
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc. (a) 6.625% 11/15/19	230,000	228,275
Coffeyville Resources LLC/Coffeyville Finance, Inc. (a) 9.000% 4/01/15	800,000	856,000
Concho Resources, Inc. 5.500% 10/01/22	1,000,000	985,000
Concho Resources, Inc. 6.500% 1/15/22	370,000	390,350
Goodrich Petroleum Corp. 8.875% 3/15/19	1,175,000	1,139,750
Hercules Offshore, Inc. (a) 7.125% 4/01/17	600,000	600,750
Hercules Offshore, Inc. (a) 10.250% 4/01/19	610,000	599,325
Hilcorp Energy I LP/Hilcorp Finance Co. (a) 7.625% 4/15/21	440,000	475,200
MEG Energy Corp. (a) 6.500% 3/15/21	340,000	356,150
Northern Tier Energy LLC and Northern Tier Finance Corp. (a) 10.500% 12/01/17	920,000	1,002,800
PetroBakken Energy Ltd. (a) 8.625% 2/01/20	465,000	484,762
Samson Investment Co. (a) 9.750% 2/15/20	1,500,000	1,518,750
Sandridge Energy, Inc. (a) 8.000% 6/01/18	1,095,000	1,116,900
SM Energy Co. 6.500% 11/15/21	245,000	260,925
Unit Corp. 6.625% 5/15/21	235,000	240,288
Venoco, Inc. 8.875% 2/15/19	1,235,000	1,130,025

		17,214,552

Oil & Gas Services — 0.4%
Hornbeck Offshore Services, Inc. (a) 5.875% 4/01/20	400,000	401,000

Packaging & Containers — 3.5%
Intertape Polymer US, Inc. 8.500% 8/01/14	460,000	462,300

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pregis Corp. 12.375% 10/15/13	$1,190,000	$1,196,664
Sealed Air Corp. (a) 8.125% 9/15/19	425,000	469,093
Sealed Air Corp. (a) 8.375% 9/15/21	249,000	279,814
Silgan Holdings, Inc. (a) 5.000% 4/01/20	1,500,000	1,492,500

		3,900,371

Pharmaceuticals — 2.8%
Grifols, Inc. 8.250% 2/01/18	466,000	504,445
Mylan, Inc. (a) 6.000% 11/15/18	550,000	574,750
Valeant Pharmaceuticals International (a) 6.750% 10/01/17	450,000	455,625
Valeant Pharmaceuticals International (a) 6.875% 12/01/18	225,000	226,688
Valeant Pharmaceuticals International (a) 7.000% 10/01/20	300,000	298,500
Warner Chilcott Corp. LLC 7.750% 9/15/18	1,035,000	1,078,987

		3,138,995

Pipelines — 1.0%
Holly Energy Partners LP/Holly Energy Finance Corp. (a) 6.500% 3/01/20	370,000	375,550
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.875% 2/01/21	540,000	561,600
Targa Resources Partners LP/Targa Resources Partners Finance Corp. (a) 6.375% 8/01/22	220,000	223,300

		1,160,450

Retail — 2.4%
Fiesta Restaurant Group (a) 8.875% 8/15/16	940,000	991,700
Inergy LP/Inergy Finance Corp. 7.000% 10/01/18	375,000	365,625
Landry’s Restaurants, Inc. 11.625% 12/01/15	745,000	829,744
OSI Restaurant Partners, Inc. 10.000% 6/15/15	235,000	243,225
Sally Holdings LLC/Sally Capital, Inc. (a) 6.875% 11/15/19	300,000	319,500

		2,749,794

	Principal Amount	Value
Savings & Loans — 0.0%
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co. 9.750% 4/01/17	$750,000	$3,750

Semiconductors — 0.3%
Sensata Technologies BV (a) 6.500% 5/15/19	290,000	303,413

Software — 7.1%
Audatex North America, Inc. (a) 6.750% 6/15/18	675,000	708,750
EVERTEC, Inc. 11.000% 10/01/18	1,980,000	2,153,250
Fidelity National Information Services, Inc. (a) 5.000% 3/15/22	450,000	443,250
Fidelity National Information Services, Inc. 7.875% 7/15/20	225,000	249,750
First Data Corp. (a) 7.375% 6/15/19	2,340,000	2,383,875
First Data Corp. 9.875% 9/24/15	258,000	259,290
First Data Corp. 11.250% 3/31/16	50,000	45,250
First Data Corp. 12.625% 1/15/21	258,000	258,645
Lawson Software, Inc. (a) 9.375% 4/01/19	965,000	998,775
Sophia LP/Sophia Finance, Inc. (a) 9.750% 1/15/19	435,000	464,362

		7,965,197

Telecommunications — 4.2%
Avaya, Inc. 9.750% 11/01/15	1,295,000	1,275,575
CPI International, Inc. 8.000% 2/15/18	1,160,000	1,023,700
Sprint Capital Corp. 6.900% 5/01/19	450,000	389,250
Sprint Nextel Corp. (a) 9.125% 3/01/17	325,000	323,375
Sprint Nextel Corp. (a) 11.500% 11/15/21	838,000	900,850
Viasat, Inc. 8.875% 9/15/16	450,000	488,250
Windstream Corp. 7.500% 6/01/22	280,000	292,600

		4,693,600

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Transportation — 2.6%
CHC Helicopter SA (a) 9.250% 10/15/20	$1,310,000	$1,300,175
Quality Distribution LLC/QD Capital Corp. 9.875% 11/01/18	905,000	993,237
Swift Services Holdings, Inc. 10.000% 11/15/18	540,000	587,925

		2,881,337

TOTAL CORPORATE DEBT (Cost $99,188,028)		100,667,880

TOTAL BONDS & NOTES (Cost $99,188,028)		100,667,880

TOTAL LONG-TERM INVESTMENTS (Cost $99,188,028)		100,667,880

SHORT-TERM INVESTMENTS — 12.7%
Time Deposits — 12.7%
Euro Time Deposit 0.010% 4/02/12	14,283,682	14,283,682

TOTAL SHORT-TERM INVESTMENTS (Cost $14,283,682)		14,283,682

TOTAL INVESTMENTS — 102.4% (Cost $113,471,710) (b)		114,951,562

Other Assets/(Liabilities) — (2.4)%		(2,655,998)

NET ASSETS — 100.0%		$112,295,564

Notes to Portfolio of Investments

STEP	Step Up Bond
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, these securities amounted to a value of $44,429,095 or 39.56% of net assets.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 119.4%

CORPORATE DEBT — 2.4%
Diversified Financial — 0.3%
General Electric Capital Corp. 3.500% 8/13/12	$1,000,000	$1,009,771

Insurance — 1.3%
Berkshire Hathaway, Inc. FRN 0.940% 2/11/13	2,900,000	2,914,442
MetLife Global Funding I (a) 2.875% 9/17/12	500,000	504,633
Pacific Life Global Funding VRN (a) 5.140% 2/06/16	2,000,000	2,016,780

		5,435,855

Multi-National — 0.5%
International Bank for Reconstruction & Development FRN 4.147% 12/10/13	2,105,000	2,095,191

Telecommunications — 0.3%
Telefonica Emisiones SAU FRN 0.861% 2/04/13	1,275,000	1,249,936

TOTAL CORPORATE DEBT (Cost $9,553,560)		9,790,753

MUNICIPAL OBLIGATIONS — 0.1%
North Carolina State Education Assistance Authority Student Loan Revenue Bonds FRN 0.868% 1/25/21	603,445	601,387

TOTAL MUNICIPAL OBLIGATIONS (Cost $602,620)		601,387

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 17.5%
Automobile ABS — 3.8%
AmeriCredit Automobile Receivables Trust, Series 2010-3, Class A2 0.770% 12/09/13	113,099	113,114
AmeriCredit Automobile Receivables Trust, Series 2011-1, Class A2 0.840% 6/09/14	837,079	837,465
AmeriCredit Automobile Receivables Trust, Series 2012-1, Class A2 0.910% 10/08/15	900,000	899,622
AmeriCredit Automobile Receivables Trust, Series 2010-4, Class A2 0.960% 5/08/14	222,481	222,645
Avis Budget Rental Car Funding AESOP LLC, Series 2007-2A, Class A FRN (a) 0.382% 8/20/13	2,063,333	2,043,167

	Principal Amount	Value
Avis Budget Rental Car Funding AESOP LLC, Series 2009-1A, Class A (a) 9.310% 10/20/13	$650,000	$667,389
Chesapeake Funding LLC, Series 2009-2A, Class A FRN (a) 1.992% 9/15/21	683,748	686,637
Chesapeake Funding LLC, Series 2009-1, Class A FRN (a) 2.242% 12/15/20	1,909,386	1,914,687
Daimler Chrysler Auto Trust, Series 2008-B, Class A4A 5.320% 11/10/14	103,324	103,380
DT Auto Owner Trust, Series 2011-2A, Class B (a) 2.120% 2/16/16	650,000	651,754
Enterprise Fleet Financing LLC, Series 2011-3, Class A2 (a) 1.620% 5/20/17	500,000	500,524
First Investors Auto Owner Trust, Series 2011-1, Class A2 (a) 1.470% 3/16/15	214,440	215,121
First Investors Auto Owner Trust, Series 2012-1A, Class A2 (a) 1.960% 11/15/17	500,000	508,853
Ford Credit Auto Lease Trust, Series 2011-A, Class A2 0.740% 9/15/13	167,369	167,416
Ford Credit Auto Owner Trust, Series 2011-B, Class A2 0.680% 1/15/14	693,399	693,647
Harley-Davidson Motorcycle Trust, Series 2010-1, Class A2 0.830% 11/15/13	164,223	164,258
LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A (a) 2.550% 9/15/16	388,507	388,193
Navistar Financial Dealer Note Master Trust, Series 2009-1, Class C FRN (a) 6.242% 10/26/15	575,000	586,629
Nissan Auto Lease Trust, Series 2010-B, Class A2 0.900% 5/15/13	176,290	176,343
Prestige Auto Receivables Trust, Series 2012-1A, Class A2 (a) 1.230% 12/15/15	1,300,000	1,299,989
Santander Consumer Acquired Receivables Trust, Series 2011-WO, Class A3 (a) 1.400% 10/15/14	925,000	929,687
Santander Drive Auto Receivables Trust, Series 2010-3, Class A2 0.930% 6/17/13	167,063	167,104

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Santander Drive Auto Receivables Trust, Series 2011-1, Class A2 0.940% 2/18/14	$508,206	$508,614
Santander Drive Auto Receivables Trust, Series 2010-2, Class A2 0.950% 8/15/13	174,791	174,865
Santander Drive Auto Receivables Trust, Series 2012-1, Class A2 1.250% 4/15/15	400,000	401,814
Volkswagen Auto Lease Trust, Series 2010-A, Class A2 0.770% 1/22/13	112,822	112,839
Westlake Automobile Receivables Trust, Series 2010-1A, Class B (a) 5.000% 5/15/15	218,298	220,012
Wheels SPV LLC, Series 2009-1, Class A FRN (a) 1.792% 3/15/18	140,001	140,239

		15,496,007

Commercial MBS — 0.7%
Bear Stearns Commercial Mortgage Securities, Series 2006-T22, Class AAB VRN 5.541% 4/12/38	2,260,580	2,350,597
GE Capital Commercial Mortgage Corp., Series 2005-C2, Class AAB 4.866% 5/10/43	380,145	387,438

		2,738,035

Home Equity ABS — 1.9%
Aames Mortgage Investment Trust, Series 2005-4, Class 2A3S FRN 0.822% 10/25/35	339,986	339,822
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.512% 8/25/35	365,739	334,869
ACE Securities Corp., Series 2005-HE2, Class M2 FRN 0.692% 4/25/35	751,768	729,925
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class A2C STEP 0.602% 7/25/35	290,206	271,501
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.612% 11/25/34	381,711	373,922
Bayview Financial Acquisition Trust, Series 2004-D, Class A FRN 0.826% 8/28/44	113,177	103,644
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE10, Class A3 STEP 0.622% 11/25/35	256,030	255,228

	Principal Amount	Value
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE4, Class M1 FRN 0.672% 4/25/35	$257,199	$245,149
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A1 FRN 0.292% 1/25/37	36,841	36,423
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.472% 9/25/34	189,375	177,206
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF3, Class M1 FRN 0.642% 4/25/35	655,395	618,114
Home Equity Asset Trust, Series 2005-5, Class 2A3 FRN 0.652% 11/25/35	800,000	783,315
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (a) 0.976% 6/28/35	689,186	642,214
New Century Home Equity Loan Trust, Series 2005-2, Class A2C FRN 0.542% 6/25/35	865,217	848,241
Nomura Home Equity Loan, Inc., Series 2005-FM1, Class M1 STEP 0.712% 5/25/35	428,630	408,484
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.622% 8/25/35	588,041	563,771
Quest Trust, Series 2005-X1, Class M1 FRN (a) 0.742% 3/25/35	227,298	216,063
RAAC Series, Series 2005-RP2, Class A FRN (a) 0.592% 6/25/35	152,482	152,566
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.432% 3/25/36	377,074	364,388
Securitized Asset-Backed Receivables LLC, Series 2005-FR5, Class A1A FRN 0.532% 8/25/35	16,496	16,486
Structured Asset Investment Loan Trust, Series 2005-2, Class A1 FRN 0.762% 3/25/35	144,299	144,079
Truman Capital Mortgage Loan Trust, Series 2004-2, Class A2 STEP (a) 0.792% 12/25/32	54,356	53,107

		7,678,517

Other ABS — 1.9%
CLI Funding LLC, Series 2006-1A, Class A FRN (a) 0.422% 8/18/21	230,892	218,193

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CNH Wholesale Master Note Trust, Series 2011-1A, Class A FRN (a) 1.042% 12/15/15	$700,000	$702,993
Countrywide Asset-Backed Certificates, Series 2005-3, Class MV1 FRN 0.662% 8/25/35	506,368	501,106
GE Equipment Transportation LLC, Series 2011-1, Class A2 0.770% 10/21/13	432,149	432,153
Great America Leasing Receivables, Series 2012-1, Class A2 (a) 0.950% 3/17/14	800,000	799,943
Great America Leasing Receivables, Series 2011-1, Class A2 (a) 1.050% 3/15/13	618,335	618,854
Helios Finance LP, Series 2007-S1, Class B2 FRN (a) 2.592% 10/20/14	280,773	280,722
Macquarie Equipment Funding Trust, Series 2011-A, Class A2 (a) 1.210% 9/20/13	297,320	297,463
Marriott Vacation Club Owner Trust, Series 2006-2A, Class A (a) 5.362% 10/20/28	442,764	452,123
New York City Tax Lien, Series 2010-AA, Class A (a) 1.680% 1/10/24	69,932	69,990
New York City Tax Lien, Series 2011-AA, Class A (a) 1.990% 12/10/24	514,613	514,594
PFS Financing Corp., Series 2012-AA, Class A FRN (a) 1.442% 2/15/16	625,000	625,078
Tax Liens Securitization Trust, Series 2010-1A, Class 1A2 (a) 2.000% 4/15/18	129,101	128,133
Textainer Marine Containers Ltd., Series 2005-1A, Class A FRN (a) 0.490% 5/15/20	1,451,917	1,396,889
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B FRN (a) 2.742% 7/15/41	967,169	966,758

		8,004,992

Student Loans ABS — 8.1%
Access Group, Inc., Series 2005-1, Class A1 FRN (a) 0.554% 6/22/18	30,111	30,093
Access Group, Inc., Series 2007-1, Class A2 FRN 0.590% 4/25/17	726,368	718,736
Access Group, Inc., Series 2007-A, Class A2 FRN 0.621% 8/25/26	301,578	288,630

	Principal Amount	Value
Access Group, Inc., Series 2002-1, Class A2 FRN 0.654% 9/25/25	$461,301	$458,590
Access Group, Inc., Series 2003-1, Class A2 FRN 0.734% 12/27/16	989,903	982,543
Access to Loans for Learning Student Loan Corp., Series 2003-IV, Class A6 FRN 0.747% 1/25/13	87,000	86,901
Brazos Higher Education Authority, Series 2005-2, Class A9 FRN 0.574% 12/26/17	382,055	380,385
Brazos Higher Education Authority, Series 2005-3, Class A14 FRN 0.584% 9/25/23	334,221	330,605
Brazos Higher Education Authority, Series 2005-1, Class 1A2 FRN 0.654% 12/26/18	297,506	295,870
Brazos Higher Education Authority FRN 0.734% 6/27/22	120,223	119,309
Chase Education Loan Trust, Series 2007-A, Class A1 FRN 0.483% 3/28/17	344,415	343,685
College Loan Corp. Trust, Series 2005-2, Class A2 FRN 0.677% 10/15/21	285,154	284,095
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.742% 1/25/47	1,175,000	987,000
Education Funding Capital Trust I, Series 2003-3, Class A4 FRN 1.742% 12/15/32	1,000,000	992,160
Education Funding Capital Trust I, Series 2003-3, Class A5 FRN 1.760% 12/15/42	550,000	536,937
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.990% 6/15/43	250,000	217,500
GCO Education Loan Funding Trust, Series 2006-1, Class A7L FRN 0.521% 5/25/22	2,507	2,477
GCO Education Loan Funding Trust, Series 2007-1A, Class A5L FRN (a) 0.561% 5/25/23	528,107	517,496
GCO Education Loan Funding Trust, Series 2007-1, Class A7AR FRN (a) 1.590% 11/26/46	425,000	360,094
Higher Education Funding Hef 2005 1 A2 1.000% 2/25/24	280,019	278,169
Higher Education Funding I, Series 2004-1, Class A15 FRN (a) 1.580% 1/01/44	425,000	348,500

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Higher Education Funding I, Series 2004-1, Class A13 FRN (a) 1.630% 1/01/44	$300,000	$246,000
Keycorp Student Loan Trust, Series 2006-A, Class 2A2 FRN 0.553% 6/27/25	411,380	404,869
Keycorp Student Loan Trust, Series 2005-A, Class 2A2 FRN 0.603% 3/27/24	56,827	56,364
Keycorp Student Loan Trust, Series 2003-A, Class 1A2 FRN 0.820% 10/25/32	225,459	211,973
National Collegiate Student Loan Trust, Series 2007-2, Class A1 FRN 0.282% 1/27/25	50,404	50,305
National Collegiate Student Loan Trust, Series 2007-1, Class A1 FRN 0.282% 6/25/25	334,466	333,510
National Collegiate Student Loan Trust, Series 2006-3, Class A2 FRN 0.352% 3/25/26	1,605,521	1,583,636
National Collegiate Student Loan Trust, Series 2005-3, Class A2 FRN 0.442% 9/25/25	131,097	130,928
Nelnet Student Loan Trust, Series 2002-1, Class A2 FRN 0.661% 5/25/27	792,233	783,633
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (a) 1.042% 4/25/46	350,781	350,933
Northstar Education Finance, Inc., Series 2005-1, Class A1 FRN 0.653% 10/28/26	693,099	688,488
Northstar Education Finance, Inc., Series 2004-2 FRN 0.673% 4/28/16	596,278	593,498
Northstar Education Finance, Inc., Series 2006-A, Class A2 FRN 0.681% 11/28/23	41,307	41,187
Pennsylvania Higher Education Assistance Agency, Series 2005-1, Class A2 FRN 0.640% 1/25/18	660,000	651,068
SLC Student Loan Trust, Series 2006-A, Class A4 FRN 0.687% 1/15/19	3,121,175	3,097,027
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.737% 7/15/36	550,000	507,720
SLM Student Loan Trust, Series 2006-C, Class A2 FRN 0.524% 9/15/20	106,970	106,392

	Principal Amount	Value
SLM Student Loan Trust, Series 2005-2, Class A4 FRN 0.640% 4/25/17	$55,034	$55,024
SLM Student Loan Trust, Series 2005-1, Class A2 FRN 0.640% 4/27/20	104,208	103,629
SLM Student Loan Trust, Series 2005-7, Class A2 FRN 0.650% 4/25/22	147,466	147,434
SLM Student Loan Trust, Series 2005-6, Class A4 FRN 0.650% 4/25/22	33,331	33,308
SLM Student Loan Trust, Series 2002-6, Class A4L FRN 0.654% 3/15/19	741,614	741,271
SLM Student Loan Trust, Series 2003-6, Class A4 FRN 0.674% 12/17/18	69,721	69,701
SLM Student Loan Trust, Series 2003-3, Class A4 FRN 0.694% 12/15/17	263,509	263,509
SLM Student Loan Trust, Series 2007-7, Class A2 FRN 0.760% 1/25/16	214,055	213,975
SLM Student Loan Trust, Series 2007-6, Class A2 FRN 0.810% 1/25/19	193,913	193,666
SLM Student Loan Trust, Series 2008-2, Class A1 FRN 0.860% 1/25/15	48,206	48,210
SLM Student Loan Trust, Series 2003-7, Class B FRN 1.044% 9/15/39	1,257,394	1,010,499
SLM Student Loan Trust, Series 2008-7, Class A2 FRN 1.060% 10/25/17	465,950	467,820
SLM Student Loan Trust, Series 2003-12, Class B FRN 1.064% 3/15/38	467,714	394,811
SLM Student Loan Trust, Series 2003-4, Class B FRN 1.124% 6/15/38	259,618	219,763
SLM Student Loan Trust, Series 2003-11, Class B FRN 1.124% 12/15/38	973,503	822,410
SLM Student Loan Trust, Series 2008-4, Class A2 FRN 1.610% 7/25/16	160,065	162,646
SLM Student Loan Trust, Series 2012-A, Class A1 FRN (a) 1.642% 8/15/25	612,932	614,323

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (a) 1.731% 12/15/16	$3,400,000	$3,398,937
SLM Student Loan Trust, Series 2003-10A, Class A1D FRN (a) 1.732% 12/15/16	900,000	899,719
SLM Student Loan Trust, Series 2010-C, Class A1 FRN (a) 1.892% 12/15/17	1,668,068	1,671,306
SLM Student Loan Trust, Series 2003-5, Class A7 2.743% 6/17/30	100,000	94,325
SLM Student Loan Trust, Series 2003-5, Class B FRN 3.742% 9/15/39	950,000	731,500
SMS Student Loan Trust, Series 1998-A, Class A2 FRN 0.673% 7/28/26	459,417	454,712
SMS Student Loan Trust, Series 2000-A, Class A2 FRN 0.743% 10/28/28	426,491	424,102
South Carolina Student Loan Corp., Series 2010-1, Class A1 FRN 1.010% 1/25/21	825,319	820,598
Wells Fargo Student Loan Trust, Series 2001-1, Class A2 FRN 0.671% 5/25/30	1,097,870	1,096,434

		33,550,938

WL Collateral CMO — 0.9%
Merrill Lynch Mortgage Investors Trust, Series 2005-AR1, Class A1A FRN 0.522% 6/25/36	170,928	170,584
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (a) 2.500% 3/23/51	813,405	817,472
Morgan Stanley Reremic Trust, Series 2009-IO, Class A1 (a) 3.000% 1/17/13	2,908,592	2,923,135

		3,911,191

WL Collateral PAC — 0.2%
Structured Asset Securities Corp., Series 2006-WF1, Class A4 FRN 0.412% 2/25/36	440,578	436,351
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.492% 11/25/37	493,192	467,951

		904,302

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $72,338,494)		72,283,982

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 0.4%
Pass-Through Securities — 0.4%
Pool #1Q0239 Federal Home Loan Mortgage Corp. FRN 2.401% 3/01/37	$1,488,031	$1,585,683

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $1,516,396)		1,585,683

U.S. TREASURY OBLIGATIONS — 99.0%
U.S. Treasury Bonds & Notes — 99.0%
U.S. Treasury Inflation Index (b) 0.125% 4/15/16	15,609,453	16,487,485
U.S. Treasury Inflation Index (b) 0.125% 1/15/22	10,270,803	10,514,735
U.S. Treasury Inflation Index (b) 0.500% 4/15/15	4,815,126	5,104,785
U.S. Treasury Inflation Index 0.625% 4/15/13	6,067,973	6,226,310
U.S. Treasury Inflation Index (b) 0.625% 7/15/21	14,769,326	15,979,717
U.S. Treasury Inflation Index (b) 0.750% 2/15/42	2,797,896	2,666,963
U.S. Treasury Inflation Index (b) 1.125% 1/15/21	19,044,654	21,437,138
U.S. Treasury Inflation Index (b) 1.250% 4/15/14	17,344,998	18,396,538
U.S. Treasury Inflation Index (b) 1.250% 7/15/20	14,401,233	16,445,531
U.S. Treasury Inflation Index (b) 1.375% 7/15/18	4,728,735	5,414,770
U.S. Treasury Inflation Index (b) 1.375% 1/15/20	8,383,040	9,628,056
U.S. Treasury Inflation Index (b) 1.625% 1/15/15	17,237,253	18,781,866
U.S. Treasury Inflation Index (b) 1.625% 1/15/18	8,923,613	10,255,185
U.S. Treasury Inflation Index (b) 1.750% 1/15/28	7,030,725	8,384,688
U.S. Treasury Inflation Index 1.875% 7/15/13	6,168,900	6,492,767
U.S. Treasury Inflation Index (b) 1.875% 7/15/15	11,667,375	13,012,763
U.S. Treasury Inflation Index (b) 1.875% 7/15/19	8,330,970	9,901,491
U.S. Treasury Inflation Index (b) 2.000% 1/15/14	7,388,879	7,896,865
U.S. Treasury Inflation Index (b) 2.000% 7/15/14	20,538,733	22,372,780
U.S. Treasury Inflation Index (b) 2.000% 1/15/16	12,695,704	14,338,211

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Inflation Index (b) 2.000% 1/15/26	$7,814,937	$9,577,572
U.S. Treasury Inflation Index (b) 2.125% 1/15/19	12,728,486	15,232,421
U.S. Treasury Inflation Index (b) 2.125% 2/15/40	5,635,150	7,409,783
U.S. Treasury Inflation Index (b) 2.125% 2/15/41	10,993,761	14,497,165
U.S. Treasury Inflation Index (b) 2.375% 1/15/17	10,449,095	12,239,317
U.S. Treasury Inflation Index (b) 2.375% 1/15/25	18,681,411	23,763,334
U.S. Treasury Inflation Index (b) 2.375% 1/15/27	7,579,019	9,724,829
U.S. Treasury Inflation Index (b) 2.500% 7/15/16	10,098,540	11,790,833
U.S. Treasury Inflation Index (b) 2.500% 1/15/29	10,554,300	13,930,029
U.S. Treasury Inflation Index (b) 2.625% 7/15/17	10,621,798	12,770,227
U.S. Treasury Inflation Index (b) 3.375% 4/15/32	3,191,575	4,859,173
U.S. Treasury Inflation Index (b) 3.625% 4/15/28	9,189,449	13,559,464
U.S. Treasury Inflation Index (b) 3.875% 4/15/29	13,067,327	20,129,812

		409,222,603

TOTAL U.S. TREASURY OBLIGATIONS (Cost $365,521,153)		409,222,603

TOTAL BONDS & NOTES (Cost $449,532,223)		493,484,408

TOTAL LONG-TERM INVESTMENTS (Cost $449,532,223)		493,484,408

SHORT-TERM INVESTMENTS — 66.3%
Commercial Paper — 66.3%
ABB Treasury Center USA, Inc. (a) 0.558% 4/04/12	10,000,000	9,999,389
AGL Capital Corp. (a) 0.528% 4/06/12	6,210,000	6,209,462
Apache Corp. (a) 0.456% 4/02/12	4,500,000	4,499,888
Avon Capital Corp. (a) 0.517% 4/03/12	1,000,000	999,958
Avon Capital Corp. (a) 0.517% 4/26/12	5,250,000	5,248,066
Bacardi Ltd. (a) 0.446% 4/11/12	6,250,000	6,249,160

	Principal Amount	Value
Bemis Co., Inc. (a) 0.457% 5/11/12	$6,250,000	$6,246,953
British Aerospace Public Ltd. Co. (a) 0.528% 4/19/12	6,200,000	6,198,298
Carnival Corp. (a) 0.487% 4/24/12	6,300,000	6,297,984
Carolina Power & Light Co. 0.497% 5/17/12	1,300,000	1,299,168
Carolina Power & Light Co. 0.518% 5/01/12	4,900,000	4,897,848
Centrica PLC (a) 0.850% 6/25/12	6,200,000	6,187,411
Daimler Finance North America LLC (a) 0.609% 6/04/12	6,200,000	6,193,283
DCP Midstream LLC (a) 0.477% 4/13/12	6,200,000	6,198,948
DENTSPLY International, Inc. (a) 0.558% 5/21/12	6,300,000	6,295,091
Devon Energy Corp. (a) 0.508% 4/18/12	6,250,000	6,248,437
Diageo Capital PLC (a) 0.518% 5/24/12	6,250,000	6,245,219
DTE Capital Corp. (a) 0.446% 4/10/12	5,425,000	5,424,337
DTE Capital Corp. (a) 0.446% 5/01/12	1,000,000	999,621
Eaton Corp. (a) 0.497% 6/06/12	6,250,000	6,244,300
Ecolab, Inc. (a) 0.456% 4/03/12	6,250,000	6,249,766
Elsevier Finance SA (a) 0.670% 5/04/12	6,200,000	6,196,077
Enbridge Energy Partners LP (a) 0.456% 4/05/12	6,250,000	6,249,609
Ensco (a) 0.467% 4/16/12	6,145,000	6,143,744
Glencore Funding LLC 0.813% 5/17/12	6,200,000	6,193,524
Harley-Davidson Funding Corp. (a) 0.528% 4/05/12	6,100,000	6,099,559
Harris Corp. 0.406% 4/12/12	5,000,000	4,999,333
Harris Corp. 0.426% 4/04/12	975,000	974,955
Leggett & Platt, Inc. (a) 0.426% 4/03/12	2,115,000	2,114,926
National Fuel Gas Co. 0.457% 4/18/12	5,125,000	5,123,847
NextEra Energy Capital Holdings, Inc. (a) 0.456% 4/23/12	4,000,000	3,998,850
NextEra Energy Capital Holdings, Inc. (a) 0.467% 4/10/12	6,400,000	6,399,182

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Nissan Motor Acceptance Corp. (a) 0.467% 4/17/12	$6,000,000	$5,998,697
OGE Energy Corp. (a) 0.426% 4/02/12	9,800,000	9,799,771
Oneok, Inc. (a) 0.436% 4/27/12	5,000,000	4,998,387
Pacific Gas & Electric Co. (a) 0.477% 4/30/12	5,250,000	5,247,944
Pall Corp. (a) 0.426% 4/23/12	680,000	679,818
Pall Corp. (a) 0.436% 4/23/12	5,280,000	5,278,549
Progress Energy, Inc. (a) 0.528% 4/18/12	1,300,000	1,299,662
South Carolina Electric & Gas 0.467% 4/12/12	6,200,000	6,199,049
Southern California Edison Co. (a) 0.456% 4/02/12	6,435,000	6,434,839
Tesco PLC (a) 0.507% 5/14/12	6,250,000	6,246,181
TransCanada PipeLines, Ltd. (a) 0.507% 4/12/12	6,200,000	6,198,967
Tyco Electronics Group SA (a) 0.538% 6/04/12	6,200,000	6,194,067
Union Bank NA 0.447% 6/21/12	9,600,000	9,590,379
VF Corp. (a) 0.487% 4/13/12	6,250,000	6,248,917
Vodafone Group PLC (a) 0.900% 5/02/12	6,000,000	5,995,200
Volvo Group Treasury (a) 0.548% 5/04/12	6,250,000	6,246,812
Weatherford International Ltd. (a) 0.762% 5/14/12	6,250,000	6,244,271
Westar Energy, Inc. (a) 0.467% 4/27/12	6,250,000	6,247,844

		274,075,547

Repurchase Agreement — 0.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/30/12, 0.010%, due 4/02/12 (c)	30,036	30,036

Time Deposits — 0.0%
Euro Time Deposit, 0.010% 4/02/12	637	637

TOTAL SHORT-TERM INVESTMENTS (Cost $274,106,220)		274,106,220

TOTAL INVESTMENTS — 185.7% (Cost $723,638,443) (d)		767,590,628

Other Assets/(Liabilities) — (85.7)%		(354,230,543)

NET ASSETS — 100.0%		$413,360,085

Notes to Portfolio of Investments

ABS	Asset-Backed Security
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, these securities amounted to a value of $268,385,429 or 64.93% of net assets.
(b)	All or a portion of this security is held as collateral for open reverse repurchase agreements. (Note 2).
(c)	Maturity value of $30,036. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $35,668.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 97.4%

CORPORATE DEBT — 30.1%
Advertising — 0.2%
WPP Finance (a) 4.750% 11/21/21	$763,000	$797,895
WPP Finance 8.000% 9/15/14	1,365,000	1,565,001

		2,362,896

Aerospace & Defense — 0.3%
BAE Systems Holdings, Inc. (a) 6.375% 6/01/19	670,000	765,115
Goodrich Corp. 6.125% 3/01/19	250,000	294,705
L-3 Communications Corp. 4.750% 7/15/20	100,000	103,256
L-3 Communications Corp. 6.375% 10/15/15	1,099,000	1,125,101
United Technologies Corp. 6.125% 7/15/38	350,000	437,554

		2,725,731

Agriculture — 0.1%
Altria Group, Inc. 9.700% 11/10/18	330,000	448,413
Altria Group, Inc. 9.950% 11/10/38	170,000	258,578
Philip Morris International, Inc. 6.375% 5/16/38	160,000	198,858

		905,849

Airlines — 0.0%
United Air Lines, Inc. (b) 10.110% 2/19/49	152,751	50,789

Auto Manufacturers — 0.1%
Daimler Finance NA LLC (a) 2.625% 9/15/16	900,000	928,784

Banks — 2.0%
Associated Banc-Corp. 5.125% 3/28/16	1,400,000	1,478,529
Bank of America Corp. 3.625% 3/17/16	925,000	923,401
Bank of America Corp. 4.500% 4/01/15	700,000	725,035
Bank of America Corp. 5.750% 12/01/17	780,000	836,545
Bank of America Corp. 5.875% 2/07/42	470,000	467,467
Bank of America Corp. Series L 5.650% 5/01/18	460,000	491,051
Barclays Bank PLC 5.000% 9/22/16	200,000	215,112

	Principal Amount	Value
Barclays Bank PLC 6.750% 5/22/19	$640,000	$735,914
Capital One Financial Corp. 2.125% 7/15/14	550,000	553,135
Capital One Financial Corp. 7.375% 5/23/14	455,000	503,672
Credit Suisse AG 5.400% 1/14/20	1,410,000	1,451,536
Credit Suisse New York 5.500% 5/01/14	400,000	428,919
Deutsche Bank AG 3.250% 1/11/16	45,000	46,170
Export-Import Bank of Korea 4.000% 1/11/17	650,000	676,547
First Horizon National Corp. 5.375% 12/15/15	1,300,000	1,381,177
HSBC Holdings PLC 6.500% 9/15/37	570,000	639,702
ICICI Bank Ltd. (a) 4.750% 11/25/16	900,000	895,435
ICICI Bank Ltd. (a) 5.500% 3/25/15	1,115,000	1,158,411
PNC Funding Corp. 4.375% 8/11/20	1,850,000	2,008,443
The Royal Bank of Scotland PLC (a) 4.875% 8/25/14	720,000	748,241
The Toronto-Dominion Bank 2.375% 10/19/16	1,010,000	1,036,015
UBS AG 5.750% 4/25/18	1,095,000	1,198,890
Wachovia Bank NA 5.850% 2/01/37	25,000	27,423
Wachovia Bank NA 6.600% 1/15/38	325,000	387,971
Wachovia Corp. 5.750% 6/15/17	910,000	1,048,376
Wells Fargo & Co. 3.625% 4/15/15	1,110,000	1,181,800
Wells Fargo & Co. 4.600% 4/01/21	210,000	225,208

		21,470,125

Beverages — 0.2%
Anheuser-Busch Cos. LLC 6.500% 2/01/43	125,000	158,450
Pernod-Ricard SA (a) 2.950% 1/15/17	1,400,000	1,414,180

		1,572,630

Biotechnology — 0.2%
Amgen, Inc. 3.875% 11/15/21	1,400,000	1,433,527

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Amgen, Inc. 5.150% 11/15/41	$950,000	$953,830

		2,387,357

Building Materials — 0.6%
CRH America, Inc. 8.125% 7/15/18	95,000	112,383
Lafarge SA (a) 6.200% 7/09/15	2,300,000	2,420,407
Masco Corp. 4.800% 6/15/15	1,875,000	1,920,853
Masco Corp. 7.125% 8/15/13	840,000	891,062
Masco Corp. 7.125% 3/15/20	715,000	764,385
Owens Corning, Inc. 9.000% 6/15/19	590,000	728,377

		6,837,467

Chemicals — 1.1%
Ashland, Inc. 9.125% 6/01/17	420,000	465,675
Braskem Finance Ltd. (a) 5.750% 4/15/21	975,000	1,020,630
Cabot Corp. 5.000% 10/01/16	2,215,000	2,407,430
Cytec Industries, Inc. 8.950% 7/01/17	250,000	311,022
The Dow Chemical Co. 8.550% 5/15/19	250,000	327,629
E.I. du Pont de Nemours & Co. 6.000% 7/15/18	115,000	142,080
Ecolab, Inc. 4.350% 12/08/21	375,000	397,543
Incitec Pivot Ltd. (a) 4.000% 12/07/15	1,300,000	1,317,742
Lyondell Chemical Co. 8.000% 11/01/17	1,064,000	1,194,340
LyondellBasell Industries NV (a) (c) 5.000% 4/15/19	1,000,000	1,000,000
Methanex Corp. 5.250% 3/01/22	350,000	356,259
RPM International, Inc. 6.250% 12/15/13	2,310,000	2,467,808
Valspar Corp. 7.250% 6/15/19	315,000	367,768

		11,775,926

Coal — 0.1%
Consol Energy, Inc. 8.250% 4/01/20	590,000	616,550

Commercial Services — 0.1%
Brambles USA, Inc. (a) 3.950% 4/01/15	1,010,000	1,042,932

	Principal Amount	Value
Deluxe Corp. 7.375% 6/01/15	$120,000	$123,300
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	250,000	253,125
ERAC USA Finance Co. (a) 6.700% 6/01/34	125,000	136,072

		1,555,429

Computers — 0.2%
Brocade Communications Systems, Inc. 6.625% 1/15/18	160,000	168,000
Brocade Communications Systems, Inc. 6.875% 1/15/20	80,000	88,200
Electronic Data Systems LLC 7.450% 10/15/29	300,000	357,598
Hewlett-Packard Co. 5.500% 3/01/18	750,000	856,825
HP Enterprise Services LLC Series B 6.000% 8/01/13	360,000	382,601
International Business Machines Corp. 5.600% 11/30/39	600,000	734,012

		2,587,236

Cosmetics & Personal Care — 0.0%
The Procter & Gamble Co. 5.800% 8/15/34	175,000	222,079

Diversified Financial — 4.4%
American Express Co. 6.150% 8/28/17	295,000	346,590
American Express Co. 7.250% 5/20/14	325,000	365,900
American Express Co. 8.125% 5/20/19	810,000	1,058,907
American General Finance Corp. 6.500% 9/15/17	350,000	269,500
BlackRock, Inc. 5.000% 12/10/19	580,000	663,414
BlackRock, Inc. 6.250% 9/15/17	295,000	356,147
Citigroup, Inc. 4.750% 5/19/15	1,590,000	1,674,012
Citigroup, Inc. 5.375% 8/09/20	1,100,000	1,181,497
Citigroup, Inc. 5.500% 10/15/14	610,000	654,475
Citigroup, Inc. 5.875% 5/29/37	490,000	503,132
Citigroup, Inc. 5.875% 1/30/42	475,000	492,165
Citigroup, Inc. 6.375% 8/12/14	1,000,000	1,085,003
Citigroup, Inc. 8.500% 5/22/19	575,000	708,905

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Eaton Vance Corp. 6.500% 10/02/17	$905,000	$1,030,333
ERAC USA Finance LLC (a) 2.750% 7/01/13	1,100,000	1,113,328
ERAC USA Finance LLC (a) 5.800% 10/15/12	1,345,000	1,377,530
Ford Motor Credit Co. LLC 3.875% 1/15/15	1,420,000	1,433,862
Ford Motor Credit Co. LLC 8.700% 10/01/14	2,200,000	2,488,246
General Electric Capital Corp. 3.350% 10/17/16	555,000	588,771
General Electric Capital Corp. 5.300% 2/11/21	1,300,000	1,407,943
General Electric Capital Corp. 5.375% 10/20/16	590,000	674,098
General Electric Capital Corp. 5.500% 1/08/20	115,000	130,440
General Electric Capital Corp. 6.875% 1/10/39	1,040,000	1,284,338
The Goldman Sachs Group, Inc. 3.625% 2/07/16	380,000	379,892
The Goldman Sachs Group, Inc. 5.375% 3/15/20	950,000	965,748
The Goldman Sachs Group, Inc. 5.450% 11/01/12	3,360,000	3,436,561
The Goldman Sachs Group, Inc. 5.625% 1/15/17	975,000	1,024,117
The Goldman Sachs Group, Inc. 5.750% 1/24/22	950,000	977,303
The Goldman Sachs Group, Inc. 6.125% 2/15/33	335,000	332,321
The Goldman Sachs Group, Inc. 6.345% 2/15/34	335,000	312,599
The Goldman Sachs Group, Inc. 6.750% 10/01/37	345,000	337,090
Hyundai Capital America (a) 4.000% 6/08/17	575,000	590,785
International Lease Finance Corp. 5.625% 9/20/13	390,000	394,875
Janus Capital Group, Inc. 6.700% 6/15/17	1,750,000	1,874,442
JP Morgan Chase & Co. 3.450% 3/01/16	1,965,000	2,048,825
JP Morgan Chase & Co. 4.500% 1/24/22	950,000	988,322
JP Morgan Chase & Co. 4.950% 3/25/20	1,655,000	1,785,108
JP Morgan Chase Capital XXV Series Y 6.800% 10/01/37	400,000	402,240
Lazard Group LLC 6.850% 6/15/17	450,000	494,723

	Principal Amount	Value
Lazard Group LLC 7.125% 5/15/15	$1,330,000	$1,442,120
Merrill Lynch & Co., Inc. 5.450% 2/05/13	1,595,000	1,640,084
Merrill Lynch & Co., Inc. 7.750% 5/14/38	400,000	436,570
Morgan Stanley 3.800% 4/29/16	600,000	584,047
Morgan Stanley 4.200% 11/20/14	1,765,000	1,779,002
Morgan Stanley 5.450% 1/09/17	330,000	337,011
Morgan Stanley, Series F 6.625% 4/01/18	1,000,000	1,053,014
National Rural Utilities Cooperative Finance Corp. 10.375% 11/01/18	155,000	224,801
SLM Corp. 5.000% 10/01/13	425,000	434,562
SLM Corp. 6.250% 1/25/16	805,000	837,200
TD Ameritrade Holding Corp. 4.150% 12/01/14	295,000	315,150

		46,317,048

Electric — 1.8%
Ameren Corp. 8.875% 5/15/14	910,000	1,032,158
CMS Energy Corp. 2.750% 5/15/14	650,000	650,281
CMS Energy Corp. 5.050% 2/15/18	1,250,000	1,313,139
CMS Energy Corp. 6.250% 2/01/20	715,000	781,035
EDP Finance BV (a) 5.375% 11/02/12	1,800,000	1,800,900
Exelon Generation Co. LLC 5.200% 10/01/19	785,000	871,292
Exelon Generation Co. LLC 6.250% 10/01/39	840,000	982,939
IPALCO Enterprises, Inc. 5.000% 5/01/18	1,600,000	1,592,000
Kansas Gas & Electric Co. 5.647% 3/29/21	283,233	304,792
Kiowa Power Partners LLC (a) 4.811% 12/30/13	93,394	94,330
LG&E and KU Energy LLC (a) 4.375% 10/01/21	1,100,000	1,130,733
MidAmerican Energy Holdings Co. 5.950% 5/15/37	1,100,000	1,284,645
Mirant Mid-Atlantic LLC, Series 2001, Class A 8.625% 6/30/12	84,750	86,445

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Nevada Power Co. Series N 6.650% 4/01/36	$550,000	$703,984
NiSource Finance Corp. 5.800% 2/01/42	950,000	1,013,863
NRG Energy, Inc. 8.500% 6/15/19	650,000	654,875
Oncor Electric Delivery Co. 6.800% 9/01/18	60,000	72,531
Oncor Electric Delivery Co. 7.500% 9/01/38	495,000	628,480
Pacific Gas & Electric Co. 5.800% 3/01/37	543,000	648,705
Tenaska Oklahoma (a) 6.528% 12/30/14	167,719	164,975
Tri-State Generation & Transmission Association, Series 2003, Class A (a) 6.040% 1/31/18	278,628	304,911
Tri-State Generation & Transmission Association, Series 2003, Class B (a) 7.144% 7/31/33	480,000	611,290
Union Electric Co. 6.700% 2/01/19	505,000	620,636
Virginia Electric and Power Co. 6.350% 11/30/37	640,000	831,555
Wisconsin Public Service Corp. 5.650% 11/01/17	380,000	440,381

		18,620,875

Electrical Components & Equipment — 0.1%
Anixter, Inc. 5.950% 3/01/15	600,000	610,500

Electronics — 0.5%
Amphenol Corp. 4.000% 2/01/22	475,000	478,077
Amphenol Corp. 4.750% 11/15/14	1,095,000	1,189,461
Arrow Electronics, Inc. 6.000% 4/01/20	725,000	788,799
Avnet, Inc. 5.875% 3/15/14	2,015,000	2,136,398
PerkinElmer, Inc. 5.000% 11/15/21	600,000	626,533

		5,219,268

Entertainment — 0.2%
International Game Technology 5.500% 6/15/20	550,000	584,682
Peninsula Gaming LLC 8.375% 8/15/15	1,085,000	1,144,675

		1,729,357

Environmental Controls — 0.2%
Republic Services, Inc. 3.800% 5/15/18	595,000	638,869

	Principal Amount	Value
Republic Services, Inc. 5.250% 11/15/21	$100,000	$114,020
Waste Management, Inc. 6.100% 3/15/18	90,000	106,696
Xylem, Inc. (a) 3.550% 9/20/16	800,000	825,943
Xylem, Inc. (a) 4.875% 10/01/21	375,000	400,153

		2,085,681

Foods — 0.5%
ConAgra Foods, Inc. 7.000% 4/15/19	465,000	547,631
Delhaize America, Inc. 9.000% 4/15/31	855,000	1,092,776
General Mills, Inc. 5.400% 6/15/40	70,000	77,924
Kraft Foods, Inc. 4.125% 2/09/16	1,100,000	1,195,401
Kraft Foods, Inc. 6.500% 2/09/40	375,000	461,450
Ralcorp Holdings, Inc. 4.950% 8/15/20	600,000	597,205
Ralcorp Holdings, Inc. 6.625% 8/15/39	1,100,000	1,104,318

		5,076,705

Forest Products & Paper — 0.3%
International Paper Co. 4.750% 2/15/22	425,000	447,870
International Paper Co. 7.300% 11/15/39	765,000	931,352
International Paper Co. 9.375% 5/15/19	200,000	264,251
The Mead Corp. 7.550% 3/01/47	1,000,000	1,006,920
Rock-Tenn Co. 5.625% 3/15/13	120,000	123,000

		2,773,393

Gas — 0.0%
Boston Gas Co. (a) 4.487% 2/15/42	450,000	451,752

Health Care – Products — 0.4%
Boston Scientific Corp. 4.500% 1/15/15	2,650,000	2,842,692
Boston Scientific Corp. 6.000% 1/15/20	650,000	746,065
Johnson & Johnson 5.850% 7/15/38	175,000	226,222

		3,814,979

Health Care – Services — 0.5%
Apria Healthcare Group, Inc. 11.250% 11/01/14	1,400,000	1,464,750

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Cigna Corp. 2.750% 11/15/16	$800,000	$809,978
Cigna Corp. 5.125% 6/15/20	450,000	495,697
Roche Holdings, Inc. (a) 6.000% 3/01/19	170,000	207,315
Roche Holdings, Inc. (a) 7.000% 3/01/39	680,000	924,770
UnitedHealth Group, Inc. 6.875% 2/15/38	460,000	603,563
WellPoint, Inc. 4.350% 8/15/20	1,185,000	1,282,641

		5,788,714

Holding Company – Diversified — 0.4%
Hutchison Whampoa International Ltd. (a) 5.750% 9/11/19	725,000	797,670
Leucadia National Corp. 7.750% 8/15/13	1,680,000	1,774,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (a) 8.750% 10/15/16	2,000,000	2,115,000

		4,687,170

Home Builders — 0.2%
Pulte Group, Inc. 6.250% 2/15/13	1,940,000	1,981,225
Toll Brothers Finance Corp. 4.950% 3/15/14	550,000	570,892

		2,552,117

Home Furnishing — 0.0%
Whirlpool Corp. 8.600% 5/01/14	220,000	246,832

Household Products — 0.1%
Church & Dwight Co., Inc. 3.350% 12/15/15	650,000	681,204

Housewares — 0.0%
Toro Co. 7.800% 6/15/27	235,000	268,670

Insurance — 1.0%
Aflac, Inc. 8.500% 5/15/19	285,000	371,982
The Allstate Corp. 5.550% 5/09/35	630,000	686,863
The Allstate Corp. 7.450% 5/16/19	90,000	112,877
American International Group, Inc. 3.000% 3/20/15	1,200,000	1,208,264
American International Group, Inc. 3.650% 1/15/14	225,000	229,165

	Principal Amount	Value
CNA Financial Corp. 7.350% 11/15/19	$670,000	$782,121
Hartford Financial Services Group, Inc. 5.375% 3/15/17	325,000	346,041
Lincoln National Corp. 4.300% 6/15/15	425,000	449,616
Lincoln National Corp. 8.750% 7/01/19	670,000	848,134
Marsh & McLennan Cos., Inc. 4.800% 7/15/21	850,000	928,856
MetLife, Inc. Series A 6.817% 8/15/18	145,000	177,669
Principal Financial Group, Inc. 8.875% 5/15/19	290,000	370,183
Prudential Financial, Inc. 3.875% 1/14/15	615,000	647,597
Prudential Financial, Inc. 4.500% 11/15/20	475,000	503,946
Prudential Financial, Inc. 4.750% 9/17/15	1,220,000	1,324,321
Prudential Financial, Inc. 6.200% 11/15/40	350,000	393,697
The Travelers Cos., Inc. 6.250% 6/15/37	550,000	675,727

		10,057,059

Internet — 0.1%
Expedia, Inc. 7.456% 8/15/18	1,250,000	1,415,329

Investment Companies — 0.0%
Xstrata Finance Canada (a) 5.800% 11/15/16	240,000	269,604

Iron & Steel — 0.8%
Allegheny Technologies, Inc. 5.950% 1/15/21	650,000	704,542
Allegheny Technologies, Inc. 9.375% 6/01/19	220,000	277,781
ArcelorMittal 3.750% 8/05/15	1,050,000	1,066,570
ArcelorMittal 5.250% 8/05/20	1,200,000	1,174,730
ArcelorMittal 9.000% 2/15/15	2,010,000	2,311,227
Reliance Steel & Aluminum Co. 6.200% 11/15/16	1,870,000	2,039,859
Reliance Steel & Aluminum Co. 6.850% 11/15/36	1,045,000	1,045,759

		8,620,468

Lodging — 0.4%
Choice Hotels International, Inc. 5.700% 8/28/20	1,100,000	1,143,201
Marriott International, Inc. 5.810% 11/10/15	300,000	327,846

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Marriott International, Inc. 6.200% 6/15/16	$945,000	$1,089,078
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	44,000	45,760
Wyndham Worldwide Corp. 2.950% 3/01/17	350,000	346,962
Wyndham Worldwide Corp. 4.250% 3/01/22	550,000	539,179
Wyndham Worldwide Corp. 6.000% 12/01/16	6,000	6,688
Wynn Las Vegas LLC 7.750% 8/15/20	750,000	824,062

		4,322,776

Manufacturing — 0.6%
Cooper US, Inc. 6.100% 7/01/17	535,000	626,979
General Electric Co. 5.250% 12/06/17	335,000	387,415
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	310,000	378,665
Ingersoll-Rand Global Holding Co. Ltd. 9.500% 4/15/14	590,000	679,818
Siemens Financieringsmaatschappij NV (a) 5.750% 10/17/16	530,000	617,431
Textron, Inc. 6.200% 3/15/15	1,050,000	1,151,672
Textron, Inc. 7.250% 10/01/19	730,000	838,067
Tyco Electronics Group SA 6.550% 10/01/17	275,000	325,588
Tyco Electronics Group SA 7.125% 10/01/37	335,000	425,897
Tyco International Finance SA 8.500% 1/15/19	330,000	427,689
Tyco International Group SA 6.875% 1/15/21	510,000	633,097

		6,492,318

Media — 0.8%
CBS Corp. 7.875% 7/30/30	315,000	407,430
Comcast Corp. 6.400% 5/15/38	190,000	226,564
Comcast Corp. 6.950% 8/15/37	515,000	652,028
NBCUniversal Media LLC 6.400% 4/30/40	65,000	78,166
News America, Inc. 6.900% 8/15/39	420,000	497,745
Scholastic Corp. 5.000% 4/15/13	1,680,000	1,705,200

	Principal Amount	Value
Time Warner Cable, Inc. 4.000% 9/01/21	$550,000	$563,522
Time Warner Cable, Inc. 6.750% 6/15/39	985,000	1,174,449
Time Warner Cable, Inc. 8.250% 4/01/19	75,000	95,918
Time Warner Cable, Inc. 8.750% 2/14/19	325,000	423,672
Time Warner, Inc. 4.700% 1/15/21	650,000	710,140
Time Warner, Inc. 5.875% 11/15/16	710,000	831,623
Time Warner, Inc. 6.100% 7/15/40	650,000	727,452
Time Warner, Inc. 6.250% 3/29/41	210,000	239,957
Viacom, Inc. 6.250% 4/30/16	265,000	309,147

		8,643,013

Metal Fabricate & Hardware — 0.1%
The Timken Co. 6.000% 9/15/14	875,000	954,265

Mining — 0.5%
Newcrest Finance Property Ltd. (a) 4.450% 11/15/21	1,100,000	1,111,280
Newmont Mining Corp. 5.125% 10/01/19	960,000	1,076,936
Teck Resources Ltd. 10.750% 5/15/19	273,000	339,116
Vale Overseas Ltd. 5.625% 9/15/19	200,000	223,505
Vale Overseas Ltd. 6.250% 1/11/16	770,000	873,458
Vale Overseas Ltd. 6.250% 1/23/17	380,000	437,922
Vale Overseas Ltd. 6.875% 11/10/39	335,000	391,320
Xstrata Canada Financial Corp. (a) 2.850% 11/10/14	1,000,000	1,018,156

		5,471,693

Office Equipment/Supplies — 0.1%
Xerox Corp. 4.250% 2/15/15	475,000	504,512
Xerox Corp. 5.625% 12/15/19	85,000	94,437

		598,949

Office Furnishings — 0.2%
Steelcase, Inc. 6.375% 2/15/21	1,600,000	1,643,331

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Oil & Gas — 2.0%
Anadarko Petroleum Corp. 6.375% 9/15/17	$2,000,000	$2,376,434
Anadarko Petroleum Corp. 6.450% 9/15/36	545,000	630,893
Cenovus Energy, Inc. 5.700% 10/15/19	540,000	643,313
Cenovus Energy, Inc. 6.750% 11/15/39	545,000	703,312
ConocoPhillips 6.500% 2/01/39	475,000	630,855
Devon Energy Corp. 5.600% 7/15/41	700,000	787,648
Devon Energy Corp. 6.300% 1/15/19	260,000	317,304
EQT Corp. 4.875% 11/15/21	500,000	505,984
Motiva Enterprises LLC (a) 5.750% 1/15/20	820,000	943,583
Motiva Enterprises LLC (a) 6.850% 1/15/40	655,000	813,624
Nexen, Inc. 7.500% 7/30/39	150,000	184,178
Pemex Project Funding Master Trust 6.625% 6/15/35	140,000	159,600
PetroBakken Energy Ltd., Convertible (d) 3.125% 2/08/16	1,400,000	1,382,500
Petrobras International Finance Co. 3.875% 1/27/16	900,000	947,343
Petrobras International Finance Co. 5.375% 1/27/21	1,005,000	1,082,123
Petrobras International Finance Co. 6.750% 1/27/41	425,000	492,900
Petroleos Mexicanos 5.500% 1/21/21	1,190,000	1,311,975
Phillips 66 (a) 4.300% 4/01/22	500,000	508,599
Phillips 66 (a) 5.875% 5/01/42	450,000	460,988
Pioneer Natural Resources Co. 5.875% 7/15/16	1,150,000	1,275,874
Pioneer Natural Resources Co. 7.500% 1/15/20	1,050,000	1,284,265
Rowan Cos., Inc. 5.000% 9/01/17	690,000	734,555
Shell International Finance BV 5.500% 3/25/40	325,000	395,796
Talisman Energy, Inc. 7.750% 6/01/19	545,000	666,979
Tesoro Corp. 6.500% 6/01/17	275,000	282,563
Transocean, Inc. 5.050% 12/15/16	900,000	963,833

	Principal Amount	Value
Valero Energy Corp. 6.125% 2/01/20	$800,000	$919,111

		21,406,132

Oil & Gas Services — 0.2%
Baker Hughes, Inc. 5.125% 9/15/40	800,000	910,144
Weatherford International Ltd. (c) 4.500% 4/15/22	650,000	649,058
Weatherford International Ltd. 5.950% 4/15/42	475,000	471,632

		2,030,834

Packaging & Containers — 0.4%
Bemis Co., Inc. 6.800% 8/01/19	840,000	986,955
Sealed Air Corp. (a) 5.625% 7/15/13	1,260,000	1,300,251
Sealed Air Corp. 7.875% 6/15/17	1,050,000	1,132,256
Sonoco Products Co. 4.375% 11/01/21	475,000	483,272

		3,902,734

Pharmaceuticals — 0.6%
Abbott Laboratories 5.600% 11/30/17	380,000	459,535
McKesson Corp. 4.750% 3/01/21	600,000	678,128
McKesson Corp. 6.000% 3/01/41	550,000	683,387
Mead Johnson Nutrition Co. 4.900% 11/01/19	1,010,000	1,130,576
Mead Johnson Nutrition Co. 5.900% 11/01/39	590,000	684,328
Merck & Co., Inc. 5.850% 6/30/39	180,000	230,926
Mylan, Inc. (a) 7.625% 7/15/17	550,000	605,000
Pfizer, Inc. 7.200% 3/15/39	395,000	570,745
Teva Pharmaceutical Finance Co. LLC 6.150% 2/01/36	395,000	473,790
Wyeth 6.000% 2/15/36	360,000	451,175

		5,967,590

Pipelines — 1.9%
Boardwalk Pipelines LLC 5.500% 2/01/17	200,000	219,262
CenterPoint Energy Resources Corp. 4.500% 1/15/21	475,000	506,252
CenterPoint Energy Resources Corp. 5.850% 1/15/41	425,000	483,818

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
DCP Midstream LLC (a) 9.750% 3/15/19	$35,000	$44,731
El Paso Pipeline Partners Operating Co. LLC 4.100% 11/15/15	2,000,000	2,070,874
Energy Transfer Partners LP 9.700% 3/15/19	1,050,000	1,342,418
Enogex LLC (a) 6.875% 7/15/14	1,595,000	1,730,971
Enterprise Products Operating LP 3.200% 2/01/16	450,000	473,486
Enterprise Products Operating LP 5.950% 2/01/41	1,100,000	1,225,445
Gulf South Pipeline Co. LP (a) 5.050% 2/01/15	190,000	203,206
Kern River Funding Corp. (a) 4.893% 4/30/18	524,430	574,639
Kinder Morgan Energy Partners LP 6.000% 2/01/17	185,000	213,233
Kinder Morgan Energy Partners LP 6.500% 2/01/37	150,000	165,332
Kinder Morgan Energy Partners LP 6.950% 1/15/38	175,000	199,854
Kinder Morgan Finance Co. LLC (a) 6.000% 1/15/18	2,700,000	2,865,375
Magellan Midstream Partners LP 6.550% 7/15/19	560,000	662,272
NGPL PipeCo LLC (a) 6.514% 12/15/12	2,000,000	1,929,974
ONEOK Partners LP 3.250% 2/01/16	450,000	470,572
ONEOK Partners LP 6.125% 2/01/41	1,100,000	1,225,679
Rockies Express Pipeline LLC (a) 6.250% 7/15/13	630,000	639,450
Rockies Express Pipeline LLC (a) 6.850% 7/15/18	415,000	385,950
Southern Natural Gas Co. (a) 5.900% 4/01/17	310,000	351,051
Texas Eastern Transmission LP (a) 6.000% 9/15/17	230,000	264,159
TransCanada PipeLines Ltd. 6.200% 10/15/37	130,000	160,536
Transcontinental Gas Pipe Line Co. LLC 8.875% 7/15/12	505,000	516,214
Williams Partners LP 5.250% 3/15/20	1,415,000	1,559,878

		20,484,631

Real Estate — 0.3%
AMB Property LP 4.500% 8/15/17	760,000	782,886

	Principal Amount	Value
Brookfield Asset Management, Inc. 7.125% 6/15/12	$460,000	$465,500
ProLogis LP 5.625% 11/15/16	1,655,000	1,751,339

		2,999,725

Real Estate Investment Trusts (REITS) — 0.7%
Boston Properties LP 3.700% 11/15/18	475,000	491,279
Boston Properties LP 4.125% 5/15/21	580,000	595,377
Boston Properties LP 5.000% 6/01/15	170,000	186,318
Brandywine Operating Partners LP 4.950% 4/15/18	800,000	815,770
DDR Corp. 4.750% 4/15/18	1,000,000	1,035,918
DDR Corp. 7.875% 9/01/20	1,000,000	1,182,655
ERP Operating LP 4.625% 12/15/21	375,000	394,851
Mack-Cali Realty LP 7.750% 8/15/19	515,000	621,829
Simon Property Group LP 5.650% 2/01/20	140,000	160,255
UDR, Inc. 4.625% 1/10/22	900,000	921,358
Ventas Realty LP/Ventas Capital Corp. 4.250% 3/01/22	475,000	461,557

		6,867,167

Retail — 0.7%
CVS Caremark Corp. 6.125% 9/15/39	560,000	654,147
CVS Pass-Through Trust (a) 5.926% 1/10/34	1,394,806	1,489,792
CVS Pass-Through Trust (a) 7.507% 1/10/32	9,586	11,483
The Home Depot, Inc. 5.950% 4/01/41	600,000	736,415
J.C. Penney Co., Inc. 5.650% 6/01/20	1,400,000	1,368,500
J.C. Penney Corp., Inc. 7.950% 4/01/17	135,000	150,525
McDonald’s Corp. 6.300% 10/15/37	400,000	533,610
O’Reilly Automotive, Inc. 4.875% 1/14/21	575,000	614,557
Target Corp. 7.000% 1/15/38	475,000	639,591
Wal-Mart Stores, Inc. 6.200% 4/15/38	730,000	930,695

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wal-Mart Stores, Inc. 6.500% 8/15/37	$515,000	$678,023

		7,807,338

Savings & Loans — 0.2%
First Niagara Financial Group, Inc. 7.250% 12/15/21	800,000	856,335
Glencore Funding LLC (a) 6.000% 4/15/14	1,175,000	1,257,174
Washington Mutual Bank (b) 5.650% 8/15/14	1,125,000	22

		2,113,531

Semiconductors — 0.1%
Applied Materials, Inc. 5.850% 6/15/41	1,000,000	1,149,532

Software — 0.0%
Microsoft Corp. 3.000% 10/01/20	340,000	358,855

Storage & Warehousing — 0.2%
Niska Gas Storage US LLC/Niska Gas Storage Canada LLC 8.875% 3/15/18	1,780,000	1,673,200

Telecommunications — 2.5%
America Movil SAB de CV 5.000% 3/30/20	500,000	555,998
America Movil SAB de CV 6.125% 3/30/40	525,000	609,692
American Tower Corp. 4.500% 1/15/18	1,375,000	1,444,713
American Tower Corp. 5.050% 9/01/20	1,520,000	1,570,615
AT&T, Inc. 6.500% 9/01/37	1,135,000	1,362,956
AT&T, Inc. 6.550% 2/15/39	455,000	553,716
British Telecom PLC STEP 9.625% 12/15/30	495,000	728,304
CenturyLink, Inc. 5.500% 4/01/13	840,000	865,550
CenturyLink, Inc. 5.800% 3/15/22	1,200,000	1,171,812
CenturyLink, Inc. 6.150% 9/15/19	560,000	581,354
CenturyLink, Inc. 7.650% 3/15/42	1,200,000	1,127,537
Cisco Systems, Inc. 5.500% 1/15/40	345,000	402,227
Deutsche Telekom International Finance BV STEP 8.750% 6/15/30	475,000	652,872
Embarq Corp. 7.082% 6/01/16	780,000	878,452

	Principal Amount	Value
Embarq Corp. 7.995% 6/01/36	$145,000	$146,561
Juniper Networks, Inc. 4.600% 3/15/21	450,000	477,853
Juniper Networks, Inc. 5.950% 3/15/41	700,000	801,959
Rogers Communications, Inc. 7.500% 8/15/38	50,000	66,902
Telecom Italia Capital 6.000% 9/30/34	115,000	101,200
Telecom Italia Capital 6.175% 6/18/14	910,000	957,775
Telefonica Emisiones SAU 3.992% 2/16/16	1,200,000	1,194,428
Telefonica Emisiones SAU 5.462% 2/16/21	475,000	461,778
Telstra Corp. Ltd. (a) 4.800% 10/12/21	1,155,000	1,255,403
Verizon Communications, Inc. 7.350% 4/01/39	420,000	563,573
Verizon Communications, Inc. 8.750% 11/01/18	1,275,000	1,730,208
Verizon Global Funding Corp. 7.750% 12/01/30	250,000	338,589
Virgin Media Secured Finance PLC 6.500% 1/15/18	1,830,000	1,987,838
Windstream Corp. 7.875% 11/01/17	1,100,000	1,212,750
Windstream Corp. 8.125% 8/01/13	2,100,000	2,236,500

		26,039,115

Transportation — 0.6%
Asciano Finance (a) 5.000% 4/07/18	1,150,000	1,187,796
Bristow Group, Inc. 7.500% 9/15/17	1,060,000	1,107,700
Burlington Northern Santa Fe LLC 6.150% 5/01/37	720,000	861,654
Canadian National Railway Co. 5.850% 11/15/17	200,000	238,092
Canadian Pacific Railway Co. Ltd 7.250% 5/15/19	1,010,000	1,218,513
CSX Corp. 7.250% 5/01/27	50,000	62,476
Norfolk Southern Corp. 6.000% 5/23/2111	375,000	419,277
Union Pacific Corp. 4.000% 2/01/21	500,000	530,209
Union Pacific Corp. 5.375% 6/01/33	520,000	538,820

		6,164,537

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Trucking & Leasing — 0.3%
GATX Corp. 3.500% 7/15/16	$875,000	$889,886
GATX Corp. 4.750% 10/01/12	1,135,000	1,153,141
GATX Corp. 4.750% 5/15/15	315,000	337,506
GATX Corp. 8.750% 5/15/14	1,145,000	1,303,431

		3,683,964

TOTAL CORPORATE DEBT (Cost $294,197,690)		318,060,803

MUNICIPAL OBLIGATIONS — 1.0%
Access Group, Inc., Delaware VRN 1.742% 9/01/37	820,000	697,000
Colorado Bridge Enterprise BAB 6.078% 12/01/40	2,100,000	2,621,073
New York City Municipal Water Finance Authority 5.882% 6/15/44	105,000	133,978
North Texas Tollway Authority BAB 6.718% 1/01/49	2,015,000	2,590,262
State of California 5.950% 4/01/16	410,000	469,799
State of California BAB 7.550% 4/01/39	120,000	155,698
State of California BAB 7.600% 11/01/40	1,160,000	1,519,994
State of Illinois 5.365% 3/01/17	2,200,000	2,396,834

		10,584,638

TOTAL MUNICIPAL OBLIGATIONS (Cost $9,131,832)		10,584,638

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 13.7%
Automobile ABS — 0.5%
Avis Budget Rental Car Funding AESOP LLC, Series 2007-2A, Class A FRN (a) 0.381% 8/20/13	1,087,500	1,076,871
Avis Budget Rental Car Funding AESOP LLC, Series 2005-4, Class A3 FRN (a) 0.521% 7/20/12	1,100,000	1,092,637
Chesapeake Funding LLC, Series 2009-2A, Class A FRN (a) 1.991% 9/15/21	564,836	567,222

	Principal Amount	Value
Chesapeake Funding LLC, Series 2009-1, Class A FRN (a) 2.241% 12/15/20	$498,101	$499,484
First Investors Auto Owner Trust, Series 2011-1, Class A2 (a) 1.470% 3/16/15	473,762	475,267
First Investors Auto Owner Trust, Series 2012-1A, Class A2 (a) 1.960% 11/15/17	1,200,000	1,221,248
LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A (a) 2.550% 9/15/16	474,842	474,458
Santander Drive Auto Receivables Trust, Series 2010-1, Class A2 1.360% 3/15/13	20,437	20,442

		5,427,629

Commercial MBS — 6.0%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.723% 2/10/51	2,040,000	2,313,884
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.199% 2/10/51	2,497,000	2,902,517
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR7, Class A3 VRN 5.116% 2/11/41	1,555,000	1,694,104
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	1,345,000	1,510,140
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	925,000	951,189
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	123,836	124,230
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4 VRN 5.405% 12/11/40	420,000	469,478
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR4, Class A3 VRN 5.468% 6/11/41	2,480,000	2,664,670
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4, VRN 5.471% 1/12/45	800,000	907,802

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 5.694% 6/11/50	$590,000	$671,931
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	2,100,000	2,399,645
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.758% 9/11/38	1,650,000	1,800,390
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class AM VRN 5.775% 6/10/46	950,000	1,001,039
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.813% 12/10/49	2,360,000	2,711,755
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 4.750% 1/15/37	1,725,000	1,811,866
Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4 VRN 5.418% 2/15/39	1,145,000	1,280,346
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ VRN (a) 6.199% 2/15/41	1,385,000	693,175
DBUBS Mortgage Trust, Series 2011-LC2A, Class A2 (a) 3.386% 7/10/44	950,000	1,005,750
DBUBS Mortgage Trust, Series 2011-LC1A, Class C VRN (a) 5.557% 11/10/46	1,375,000	1,476,143
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A2 5.597% 12/10/49	800,000	819,837
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 VRN 5.883% 7/10/38	1,779,000	2,018,414
GS Mortgage Securities Corp. II, Series 2012-GC6, Class B (a) 5.451% 1/10/45	525,000	576,922
GS Mortgage Securities Corporation II, Series 2011-GC3, Class A2 (a) 3.645% 3/10/44	1,900,000	2,005,511

	Principal Amount	Value
GS Mortgage Securities Corporation II, Series 2012-GC6, Class AS (a) 4.948% 1/10/45	$488,000	$528,895
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A2 (a) 3.341% 7/15/46	450,000	470,877
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class B (a) 4.801% 7/15/46	375,000	386,272
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	1,240,000	1,372,287
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class A4 5.481% 12/12/44	1,040,000	1,155,310
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A4 VRN 5.291% 1/12/44	440,000	491,451
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	2,520,000	2,748,423
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4 VRN 5.897% 6/12/46	1,305,000	1,474,514
Morgan Stanley Capital I, Series 2011-C2, Class A2 (a) 3.476% 6/15/44	1,200,000	1,271,686
Morgan Stanley Capital I, Series 2011-C2, Class B VRN (a) 5.200% 6/15/44	525,000	556,222
Morgan Stanley Capital I, Series 2011-C2, Class C VRN (a) 5.318% 6/15/44	600,000	607,768
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	950,000	984,944
Morgan Stanley Capital I, Series 2007-HQ11, Class A4 VRN 5.447% 2/12/44	2,100,000	2,353,623
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	1,480,553	1,509,169
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.278% 1/11/43	2,780,000	3,300,438

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3 VRN 5.655% 8/15/39	$3,005,000	$3,242,158
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.655% 8/15/39	975,000	1,028,637
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	1,240,000	1,339,681
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN 5.853% 2/15/51	1,854,916	1,860,214
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (a) 3.349% 11/15/43	411,466	433,815
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A2 (a) 3.240% 3/15/44	750,000	787,136
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (a) 3.791% 2/15/44	650,000	695,795
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class B VRN (a) 5.636% 11/15/44	500,000	559,735

		62,969,788

Home Equity ABS — 2.8%
321 Henderson Receivables, LLC, Series 2010-2, Class A (a) 4.070% 1/15/48	436,401	444,459
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.511% 8/25/35	762,367	698,022
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class A2C STEP 0.601% 7/25/35	606,794	567,684
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.611% 11/25/34	763,258	747,683
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.681% 6/25/35	1,210,649	1,153,144
Bear Stearns Asset Backed Securities Trust, Series 2006-EC2, Class A4 FRN 0.552% 2/25/36	1,105,084	1,078,850
Bear Stearns Asset-Backed Securities Trust, Series 2005-AQ2, Class A3 STEP 0.601% 9/25/35	1,083,414	921,531

	Principal Amount	Value
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE10, Class A3 STEP 0.621% 11/25/35	$377,421	$376,239
Bear Stearns Asset-Backed Securities Trust, Series 2005-3, Class A1 FRN 0.691% 9/25/35	688,293	660,838
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE1, Class M1 FRN 0.771% 1/25/35	18,455	18,371
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.341% 5/25/36	125,449	124,372
Carrington Mortgage Loan Trust, Series 2006-FRE1, Class A2 FRN 0.351% 7/25/36	414,467	401,960
Citigroup Mortgage Loan Trust, Inc., Series 2003-HE4, Class A FRN (a) 0.651% 12/25/33	388,046	381,998
Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT4, Class M2 FRN 0.671% 7/25/35	200,000	170,744
Countrywide Asset-Backed Certificates, Series 2006-BC1, Class 2A2 FRN 0.422% 4/25/36	504,315	495,760
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.471% 9/25/34	408,123	381,898
Countrywide Asset-Backed Certificates, Series 2005-6, Class M1 FRN 0.731% 12/25/35	771,248	719,510
Countrywide Partnership Trust, Series 2004-EC1, Class M1 FRN 1.141% 2/25/35	541,680	506,117
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF2, Class M1 FRN 0.641% 3/25/35	38,433	38,232
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.481% 1/25/36	712,307	677,396
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.671% 4/25/35	673,298	564,562
Home Equity Asset Trust, Series 2007-2, Class 2A1 FRN 0.351% 7/25/37	598,455	589,185
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.411% 8/25/36	710,274	628,761
Long Beach Mortgage Loan Trust, Series 2005-3, Class 2A2 STEP 0.521% 8/25/45	390,700	388,502

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Long Beach Mortgage Loan Trust, Series 2005-WL2, Class M1 FRN 0.711% 8/25/35	$600,000	$498,527
Long Beach Mortgage Loan Trust, Series 2005-1, Class M1 FRN 0.741% 2/25/35	867,984	815,189
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2 FRN 0.771% 2/25/35	1,200,000	894,668
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 0.792% 6/25/35	1,790,088	1,451,146
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (a) 0.976% 6/28/35	1,873,723	1,746,019
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M2 FRN (a) 1.006% 6/28/35	950,000	652,448
New Century Home Equity Loan Trust, Series 2005-2, Class A2C FRN 0.542% 6/25/35	2,509,129	2,459,898
New Century Home Equity Loan Trust, Series 2005-1, Class M1 FRN 0.691% 3/25/35	925,000	680,702
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	1,044	1,021
Nomura Home Equity Loan, Inc., Series 2005-FM1, Class M1 STEP 0.711% 5/25/35	547,694	521,952
Option One Mortgage Loan Trust, Series 2005-5, Class A3 FRN 0.452% 12/25/35	576,225	504,476
Park Place Securities Inc, 2005-WCW1 A3D 0.582% 9/25/35	317,612	309,292
Park Place Securities, Inc., Series 2005-WHQ4, Class A2D FRN 0.611% 9/25/35	433,208	334,971
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.621% 8/25/35	1,216,637	1,166,423
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.741% 3/25/35	1,000,000	856,120
Park Place Securities, Inc., Series 2004-WHQ2, Class M2 FRN 0.871% 2/25/35	410,000	333,874
RAAC Series, Series 2005-RP1, Class M1 FRN (a) 0.792% 7/25/37	1,082,181	1,047,300
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.431% 3/25/36	822,478	794,806

	Principal Amount	Value
Residential Asset Securities Corp., Series 2005-KS12, Class A2 FRN 0.492% 1/25/36	$1,576,257	$1,524,492
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.601% 8/25/35	503,679	476,623

		29,805,765

Other ABS — 1.4%
Adams Outdoor Advertising LP, Series 2010-1, Class A (a) 5.438% 12/20/40	540,788	563,449
Cajun Global LLC, Series 2011-1A, Class A2 (a) 5.955% 2/20/41	1,065,000	1,115,920
CLI Funding LLC, Series 2011-1A (a) 4.500% 3/18/26	909,514	919,027
Dominos Pizza Master Issuer LLC, Series 2012-1A, Class A2 (a) 5.216% 1/25/42	650,000	659,133
Drug Royalty Corp., Inc., Series 2012-1, Class A2 (a) 5.800% 7/15/24	1,000,000	998,422
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (a) 2.499% 6/02/17	1,050,000	1,039,510
Newport Waves CDO (Acquired 3/30/07, Cost $1,269,023), Series 2007-1A, Class A3LS FRN (a) (e) 1.073% 6/20/14	1,175,000	887,713
NuCO2 Funding LLC, Series 2008-1, Class A1 (a) 7.250% 6/25/38	1,100,000	1,118,150
PFS Financing Corp., Series 2011-BA, Class A FRN (a) 1.742% 10/17/16	1,100,000	1,098,953
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	900,000	901,507
Sonic Capital LLC, Series 2011-1A, Class A2 (a) 5.438% 5/20/41	926,250	957,800
Structured Receivables Finance LLC, Series 2010-B, Class A (a) 3.730% 8/15/36	597,896	601,561
TAL Advantage LLC, Series 2006-1A FRN (a) 0.431% 4/20/21	653,333	619,883
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (a) 4.370% 7/15/41	690,835	714,505

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Trip Rail Master Funding LLC, Series 2011-1A, Class A2 (a) 6.024% 7/15/41	$850,000	$861,312
Triton Container Finance LLC, Series 2006-1A FRN (a) 0.410% 11/26/21	1,855,000	1,747,781

		14,804,626

Student Loans ABS — 2.3%
Access Group, Inc., Series 2007-A, Class A2 FRN 0.620% 8/25/26	620,896	594,239
Chase Education Loan Trust, Series 2007-A, Class A1 FRN 0.482% 3/28/17	638,205	636,852
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.742% 1/25/47	1,500,000	1,260,000
Education Funding Capital Trust I, Series 2003-3, Class A4 FRN 1.742% 12/15/32	1,150,000	1,140,984
Education Funding Capital Trust I, Series 2003-3, Class A7, FRN 1.742% 12/15/42	725,000	659,750
Education Funding Capital Trust I, Series 2004-1, Class A5, ABS, FRN 1.742% 6/15/43	1,075,000	999,503
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.990% 6/15/43	650,000	565,500
GCO Education Loan Funding Trust, Series 2005-1, Class A6AR FRN 2.270% 3/25/42	800,000	677,608
GCO Education Loan Funding Trust,, Series 2007-1, Class A7AR FRN (a) 1.590% 11/26/46	1,250,000	1,059,100
Goal Capital Funding Trust, Series 2006-1, Class B FRN 0.940% 8/25/42	950,000	682,953
Higher Education Funding I, Series 2004-1, Class A6 FRN (a) 1.280% 1/01/44	150,000	123,000
Higher Education Funding I, Series 2004-1, Class A5 FRN (a) 1.458% 1/01/44	150,000	123,000
Higher Education Funding I, Series 2004-1, Class A2 FRN (a) 1.594% 1/01/44	150,000	123,000
Higher Education Funding I, Series 2004-1, Class A9 FRN (a) 1.722% 1/01/44	150,000	123,000
National Collegiate Student Loan Trust, Series 2007-2, Class A1 FRN 0.281% 1/27/25	108,851	108,638

	Principal Amount	Value
National Collegiate Student Loan Trust, Series 2007-1, Class A1 FRN 0.281% 6/25/25	$905,760	$903,170
National Collegiate Student Loan Trust, Series 2006-3, Class A2 FRN 0.351% 3/25/26	1,453,647	1,433,833
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (a) 1.041% 4/25/46	763,464	763,796
Nelnet Student Loan Trust, Series 2005-4, Class A4A FRN 1.209% 3/22/32	325,000	262,437
Northstar Education Finance, Inc., Series 2007-1, Class B FRN 1.473% 1/28/47	850,000	539,495
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.737% 7/15/36	1,250,000	1,153,910
SLC Student Loan Trust, Series 2006-A, Class B FRN 0.867% 7/15/36	550,000	414,417
SLM Student Loan Trust, Series 2003-12, Class B FRN 1.063% 3/15/38	857,476	723,820
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (a) 1.731% 12/15/16	1,300,000	1,299,594
SLM Student Loan Trust, Series 2003-10A, Class A1E FRN (a) 1.731% 12/15/16	150,000	149,953
SLM Student Loan Trust, Series 2003-10A, Class A1D FRN (a) 1.732% 12/15/16	150,000	149,953
SLM Student Loan Trust, Series 2003-10A, Class A1H FRN (a) 1.732% 12/15/16	1,900,000	1,899,406
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (a) 1.733% 12/15/16	480,000	479,850
SLM Student Loan Trust, Series 2006-7, Class A6B FRN 1.742% 1/27/42	715,000	712,766
SLM Student Loan Trust, Series 2003-2, Class A7 FRN 2.742% 9/15/28	950,000	864,500
SLM Student Loan Trust, Series 2003-2, Class A6 FRN 2.742% 9/15/28	350,000	330,750
SLM Student Loan Trust, Series 2002-7, Class A11 FRN 2.743% 3/15/28	700,000	679,000

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-5, Class A7 2.743% 6/17/30	$250,000	$235,812
SLM Student Loan Trust, Series 2003-10A, Class B FRN (a) 3.360% 12/17/46	1,525,000	1,143,750
SMS Student Loan Trust, Series 2000-A, Class A2 FRN 0.743% 10/28/28	406,588	404,311
Wachovia Student Loan Trust, Series 2005-1, Class A4 FRN 0.670% 7/27/20	1,232,094	1,222,049

		24,643,699

WL Collateral CMO — 0.6%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 2.825% 8/25/34	194,555	165,869
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 2.908% 9/25/33	20,361	15,319
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 3.090% 2/25/34	35,497	30,572
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 2.742% 8/25/34	36,770	31,012
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.431% 1/19/38	756,657	472,518
HSI Asset Securitization Corp. Trust, Series 2005, Class IIA3 FRN 0.601% 7/25/35	593,088	560,550
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.351% 5/25/37	693,263	307,744
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 2.626% 8/25/34	106,453	74,846
Merrill Lynch Mortgage Investors Trust, Series 2005-AR1, Class A1A FRN 0.521% 6/25/36	356,291	355,573
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.491% 8/25/36	228,755	186,856
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 2.654% 7/25/33	7,133	6,807
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 2.868% 2/25/34	11,518	11,062

	Principal Amount	Value
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.476% 2/25/34	$512	$469
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (a) 2.500% 3/23/51	1,644,493	1,652,715
Morgan Stanley Reremic Trust, Series 2009-IO, Class A1 (a) 3.000% 7/17/13	1,986,716	1,996,650
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 0.421% 6/25/46	1,450,592	516,191
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 2.897% 3/25/34	68,972	58,943
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.558% 4/25/44	179,748	138,442

		6,582,138

WL Collateral PAC — 0.1%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.491% 11/25/37	1,072,227	1,017,353
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.983% 6/25/32	52,475	40,567

		1,057,920

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $142,846,843)		145,291,565

SOVEREIGN DEBT OBLIGATIONS — 0.7%
Brazilian Government International Bond 4.875% 1/22/21	425,000	481,100
Colombia Government International Bond 7.375% 3/18/19	725,000	930,175
Peruvian Government International Bond 6.550% 3/14/37	405,000	515,970
Poland Government International Bond 6.375% 7/15/19	690,000	802,125
Province of Quebec Canada 7.500% 9/15/29	390,000	573,014
Republic of Brazil International Bond 5.625% 1/07/41	1,315,000	1,515,537
Republic of Brazil International Bond 5.875% 1/15/19	876,000	1,047,696

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
United Mexican States 5.125% 1/15/20	$850,000	$975,375
United Mexican States 6.750% 9/27/34	685,000	880,225

		7,721,217

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $6,771,333)		7,721,217

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 27.0%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Series 2178, Class PB 7.000% 8/15/29	191,899	220,051
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	168,959	193,134

		413,185

Pass-Through Securities — 27.0%
Federal Home Loan Mortgage Corp. Pool #J13220 3.500% 10/01/20	17,705	18,667
Pool #J13349 3.500% 10/01/25	81,854	85,639
Pool #J13585 3.500% 11/01/25	101,779	106,486
Pool #E02779 3.500% 12/01/25	1,584,448	1,657,728
Pool #J13972 3.500% 1/01/26	313,932	328,451
Pool #G18378 3.500% 2/01/26	253,186	264,895
Pool #J14888 3.500% 4/01/26	1,101,622	1,152,572
Pool #E02935 3.500% 7/01/26	1,887,677	1,974,982
Pool #Q04464 3.500% 11/01/41	167,220	171,446
Pool #G08473 3.500% 1/01/42	738,324	756,984
Pool #G08477 3.500% 2/01/42	723,625	741,914
Pool #C03746 3.500% 2/01/42	191,882	196,731
Pool #Q05925 3.500% 2/01/42	133,548	136,923
Pool #Q06293 3.500% 2/01/42	102,383	104,970
Pool #Q06581 3.500% 3/01/42	2,522,628	2,586,384
Pool #Q06911 3.500% 3/01/42	3,325,095	3,409,131

	Principal Amount	Value
Pool #Q06951 3.500% 3/01/42	$1,794,399	$1,839,750
Pool #A93090 4.000% 7/01/40	1,681,099	1,757,077
Pool #C03565 4.000% 12/01/40	6,861,825	7,171,947
Pool #A95563 4.000% 12/01/40	74,653	78,027
Pool #A96469 4.000% 1/01/41	2,120,087	2,215,905
Pool #A96849 4.000% 2/01/41	2,194,303	2,293,475
Pool #A97294 4.000% 2/01/41	78,689	82,245
Pool #G08459 4.000% 9/01/41	250,473	262,341
Pool #Q03310 4.000% 9/01/41	315,086	330,016
Pool #C03755 4.000% 3/01/42	16,000,000	16,723,125
Pool #G08330 4.500% 1/01/39	15,832	16,763
Pool #A84097 4.500% 1/01/39	14,417	15,264
Pool #A84432 4.500% 2/01/39	464,295	491,591
Pool #A84277 4.500% 2/01/39	17,019	18,019
Pool #G05167 4.500% 2/01/39	465,745	493,126
Pool #A84315 4.500% 2/01/39	60,110	63,644
Pool #A85612 4.500% 4/01/39	374,953	396,996
Pool #G05695 4.500% 11/01/39	5,187,384	5,492,346
Pool #A90421 4.500% 12/01/39	195,779	207,288
Pool #A90764 4.500% 1/01/40	92,636	98,082
Pool #A90988 4.500% 2/01/40	814,765	862,665
Pool #G05849 4.500% 5/01/40	740,024	783,529
Pool #A92240 4.500% 5/01/40	5,118,070	5,418,957
Pool #A93451 4.500% 8/01/40	3,803,696	4,027,312
Pool #C03517 4.500% 9/01/40	69,624	73,717
Pool #G05253 5.000% 2/01/39	2,447,162	2,632,325
Pool #C90939 5.500% 12/01/25	188,635	205,369

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #D97258 5.500% 4/01/27	$326,396	$355,351
Pool #C91026 5.500% 4/01/27	410,548	446,968
Pool #C91074 5.500% 8/01/27	32,495	35,357
Pool #D97417 5.500% 10/01/27	242,474	263,832
Pool #C91128 5.500% 12/01/27	16,325	17,763
Pool #C91148 5.500% 1/01/28	713,331	776,165
Pool #C91176 5.500% 5/01/28	268,409	292,052
Pool #C91217 5.500% 11/01/28	147,837	160,860
Pool #E85389 6.000% 9/01/16	51,314	55,318
Pool #G11431 6.000% 2/01/18	31,500	34,137
Pool #E85409 6.500% 9/01/16	88,906	96,741
Pool #E85032 6.500% 9/01/16	15,215	16,441
Pool #E85301 6.500% 9/01/16	91,577	99,890
Pool #C01079 7.500% 10/01/30	6,544	7,657
Pool #C01135 7.500% 2/01/31	22,305	26,097
Pool #554904 9.000% 3/01/17	101	113
Federal Home Loan Mortgage Corp. TBA Pool #2789 4.000% 4/01/40 (c)	5,000,000	5,226,953
Federal National Mortgage Association Pool #725692 2.303% 10/01/33	481,165	505,345
Pool #775539 2.360% 5/01/34	254,281	270,969
Pool #888586 2.376% 10/01/34	513,882	541,272
Pool #MA0504 3.500% 8/01/20	799,910	845,374
Pool #MA0629 3.500% 1/01/21	107,245	113,340
Pool #AH1402 3.500% 11/01/39	93,994	96,601
Pool #AI1035 3.500% 3/01/40	575,784	591,753
Pool #AE4853 3.500% 10/01/40	446,502	458,885

	Principal Amount	Value
Pool #AE3586 3.500% 10/01/40	$197,604	$203,084
Pool #AE3264 3.500% 10/01/40	458,272	471,412
Pool #AE2617 3.500% 11/01/40	95,302	97,945
Pool #AH0874 3.500% 12/01/40	611,263	628,216
Pool #AH1218 3.500% 12/01/40	390,884	401,725
Pool #AH1334 3.500% 12/01/40	27,796	28,567
Pool #AH1463 3.500% 12/01/40	667,346	685,854
Pool #AH1838 3.500% 12/01/40	732,766	753,089
Pool #AE1410 3.500% 12/01/40	639,661	657,402
Pool #AE4448 3.500% 12/01/40	761,940	783,072
Pool #AE7962 3.500% 12/01/40	507,525	521,601
Pool #AE9824 3.500% 12/01/40	422,443	434,159
Pool #AE9386 3.500% 12/01/40	75,731	77,831
Pool #AE9431 3.500% 12/01/40	760,485	781,577
Pool #AE9450 3.500% 12/01/40	592,898	609,342
Pool #AE9763 3.500% 12/01/40	193,030	198,384
Pool #AH0200 3.500% 12/01/40	36,101	37,103
Pool #AH0602 3.500% 12/01/40	643,952	661,812
Pool #AH0936 3.500% 12/01/40	285,148	293,057
Pool #AI4302 3.500% 12/01/40	290,709	298,772
Pool #AE8789 3.500% 12/01/40	733,876	754,229
Pool #AH1977 3.500% 1/01/41	82,331	84,615
Pool #AH3159 3.500% 1/01/41	63,707	65,474
Pool #AH3384 3.500% 1/01/41	474,187	487,339
Pool #AH4156 3.500% 1/01/41	432,889	444,895
Pool #AH4290 3.500% 1/01/41	140,235	144,124

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AH4632 3.500% 1/01/41	$787,416	$809,255
Pool #MA0622 3.500% 1/01/41	631,256	648,764
Pool #AE4584 3.500% 1/01/41	103,651	106,526
Pool #AH0030 3.500% 1/01/41	65,157	66,965
Pool #AH0621 3.500% 1/01/41	743,963	764,596
Pool #AH4150 3.500% 1/01/41	604,154	620,909
Pool #AH4641 3.500% 1/01/41	345,090	354,661
Pool #AH5752 3.500% 1/01/41	838,558	861,815
Pool #877118 3.500% 1/01/41	301,163	309,516
Pool #AE9334 3.500% 1/01/41	98,086	100,807
Pool #AH3739 3.500% 2/01/41	503,384	517,345
Pool #AH0136 3.500% 2/01/41	246,391	253,224
Pool #AH3985 3.500% 2/01/41	380,105	390,648
Pool #AH5647 3.500% 2/01/41	910,304	935,551
Pool #AH5937 3.500% 2/01/41	514,659	528,933
Pool #AH8003 3.500% 3/01/41	256,779	263,901
Pool #AH7568 3.500% 3/01/41	546,468	561,624
Pool #AH7604 3.500% 3/01/41	129,524	133,116
Pool #AE2188 3.500% 3/01/41	77,923	80,084
Pool #AI1659 3.500% 4/01/41	393,546	404,461
Pool #AH8412 3.500% 4/01/41	52,032	53,475
Pool #AI0556 3.500% 4/01/41	180,964	185,983
Pool #AH9755 3.500% 4/01/41	436,516	448,623
Pool #AI2856 3.500% 6/01/41	196,789	202,247
Pool #AI0340 3.500% 10/01/41	725,581	745,704
Pool #AI7581 3.500% 10/01/41	515,772	530,077

	Principal Amount	Value
Pool #254863 4.000% 8/01/13	$11,369	$12,037
Pool #255174 4.000% 3/01/14	41,508	43,945
Pool #AC2752 4.000% 8/01/39	74,639	78,234
Pool #AC8563 4.000% 1/01/40	759,452	796,031
Pool #AD3098 4.000% 4/01/40	24,842	26,038
Pool #AD7121 4.000% 7/01/40	323,576	339,161
Pool #AD8033 4.000% 8/01/40	94,941	99,514
Pool #AD9436 4.000% 8/01/40	22,992	24,099
Pool #AD9362 4.000% 9/01/40	74,667	78,264
Pool #AE4934 4.000% 9/01/40	151,756	159,065
Pool #MA0514 4.000% 9/01/40	701,897	735,703
Pool #AE5128 4.000% 10/01/40	189,307	198,424
Pool #AE4050 4.000% 10/01/40	107,563	112,744
Pool #AE5979 4.000% 11/01/40	101,397	106,280
Pool #MA0561 4.000% 11/01/40	533,992	559,711
Pool #AE7186 4.000% 11/01/40	589,982	618,398
Pool #AE8397 4.000% 11/01/40	294,976	309,183
Pool #AE9248 4.000% 11/01/40	70,131	73,509
Pool #AH1869 4.000% 12/01/40	249,927	261,964
Pool #MA0583 4.000% 12/01/40	51,431	53,909
Pool #AE2452 4.000% 12/01/40	233,967	245,235
Pool #AH0153 4.000% 12/01/40	609,283	638,628
Pool #AH1016 4.000% 12/01/40	302,214	316,770
Pool #AH1512 4.000% 12/01/40	180,749	189,454
Pool #941606 4.000% 12/01/40	714,990	749,427
Pool #AH1561 4.000% 12/01/40	105,299	110,370

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AB1958 4.000% 12/01/40	$376,762	$394,908
Pool #AH0032 4.000% 1/01/41	537,319	563,199
Pool #AH3458 4.000% 1/01/41	186,227	195,196
Pool #AH1190 4.000% 1/01/41	632,391	662,849
Pool #AH6539 4.000% 2/01/41	122,863	130,278
Pool #AH6033 4.000% 2/01/41	392,977	411,904
Pool #AH8240 4.000% 3/01/41	627,107	657,311
Pool #AI6873 4.000% 8/01/41	779,519	817,064
Pool #255148 5.500% 2/01/14	1,168	1,271
Pool #657715 5.500% 9/01/22	9,732	10,726
Pool #256153 5.500% 3/01/26	12,733	13,898
Pool #256600 5.500% 2/01/27	842,694	919,787
Pool #687984 5.500% 3/01/33	4,735	5,195
Pool #985612 5.500% 5/01/33	500,000	548,652
Pool #994897 5.500% 9/01/33	390,868	428,901
Pool #555876 5.500% 10/01/33	12,800	14,042
Pool #985615 5.500% 4/01/34	7,922,000	8,692,848
Pool #AD0227 5.500% 5/01/34	10,981	12,050
Pool #796821 5.500% 9/01/34	87,946	96,421
Pool #822982 5.500% 4/01/35	453,352	496,545
Pool #745339 5.500% 3/01/36	86,933	95,148
Pool #891435 5.500% 3/01/36	351,738	384,260
Pool #902354 5.500% 11/01/36	407,124	443,558
Pool #903812 5.500% 12/01/36	122,487	133,449
Pool #888129 5.500% 2/01/37	118,712	129,336
Pool #899170 5.500% 2/01/37	102,498	111,671

	Principal Amount	Value
Pool #922039 5.500% 2/01/37	$595,142	$648,403
Pool #915674 5.500% 3/01/37	169,573	184,749
Pool #914752 5.500% 4/01/37	38,153	41,531
Pool #190379 5.500% 5/01/37	382,017	416,204
Pool #928381 5.500% 6/01/37	96,559	106,468
Pool #928475 5.500% 6/01/37	118,549	129,047
Pool #899588 5.500% 6/01/37	307,514	334,746
Pool #918554 5.500% 6/01/37	65,580	71,388
Pool #256799 5.500% 7/01/37	55,067	59,944
Pool #942051 5.500% 7/01/37	986,611	1,073,980
Pool #944501 5.500% 7/01/37	76,980	83,797
Pool #967740 5.500% 7/01/37	32,401	35,271
Pool #942290 5.500% 8/01/37	8,381	9,123
Pool #949707 5.500% 9/01/37	166,840	181,614
Pool #959982 5.500% 11/01/37	942,783	1,025,682
Pool #953591 5.500% 1/01/38	799,114	869,380
Pool #930819 5.500% 2/01/38	5,554,367	6,079,212
Pool #961567 5.500% 2/01/38	90,078	97,998
Pool #961589 5.500% 2/01/38	24,191	26,318
Pool #889310 5.500% 3/01/38	343,871	377,331
Pool #929318 5.500% 3/01/38	81,297	88,497
Pool #962371 5.500% 3/01/38	545,968	593,975
Pool #975782 5.500% 4/01/38	75,664	82,979
Pool #975123 5.500% 5/01/38	99,550	108,303
Pool #995048 5.500% 5/01/38	65,253	71,093
Pool #889572 5.500% 6/01/38	16,906	18,392

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #929637 5.500% 6/01/38	$7,054	$7,674
Pool #995018 5.500% 6/01/38	11,054	12,043
Pool #986761 5.500% 7/01/38	126,794	138,537
Pool #257306 5.500% 8/01/38	112,806	122,725
Pool #995072 5.500% 8/01/38	84,788	92,774
Pool #929916 5.500% 9/01/38	202,629	223,612
Pool #889982 5.500% 11/01/38	160,959	175,112
Pool #993084 5.500% 12/01/38	300,000	327,129
Pool #AB0194 5.500% 1/01/39	32,384	35,232
Pool #AL0015 5.500% 5/01/40	3,482,298	3,788,496
Pool #AL0484 5.500% 5/01/40	197,461	214,824
Pool #AL0414 5.500% 9/01/40	130,672	142,162
Pool #AL0520 5.500% 7/01/41	2,391,597	2,601,889
Pool #AL0675 5.500% 9/01/41	1,091,164	1,187,110
Pool #587994 6.000% 6/01/16	15,004	16,096
Pool #253880 6.500% 7/01/16	56,157	60,783
Pool #575667 7.000% 3/01/31	41,651	47,707
Pool #572577 7.000% 4/01/31	10,240	11,726
Pool #497120 7.500% 8/01/29	416	492
Pool #507053 7.500% 9/01/29	2,568	3,011
Pool #529453 7.500% 1/01/30	7,179	8,482
Pool #531196 7.500% 2/01/30	729	861
Pool #532418 7.500% 2/01/30	5,256	6,210
Pool #530299 7.500% 3/01/30	2,187	2,582
Pool #536386 7.500% 4/01/30	609	720
Pool #535996 7.500% 6/01/31	23,970	28,167

	Principal Amount	Value
Pool #523499 8.000% 11/01/29	$1,876	$2,218
Pool #252926 8.000% 12/01/29	798	952
Pool #532819 8.000% 3/01/30	543	649
Pool #537033 8.000% 4/01/30	5,115	6,119
Pool #534703 8.000% 5/01/30	3,585	4,280
Pool #253437 8.000% 9/01/30	452	540
Pool #253481 8.000% 10/01/30	346	414
Pool #190317 8.000% 8/01/31	11,472	13,698
Pool #596656 8.000% 8/01/31	4,437	5,151
Pool #599652 8.000% 8/01/31	106,228	127,453
Pool #602008 8.000% 8/01/31	14,995	17,944
Pool #597220 8.000% 9/01/31	7,880	9,440
Federal National Mortgage Association TBA Pool #2342 3.000% 9/01/26 (c)	10,200,000	10,558,593
Pool #19687 4.500% 6/01/39 (c)	36,897,000	39,243,420
Pool #27350 5.000% 11/01/36 (c)	19,100,000	20,632,477
Government National Mortgage Association Pool #008746 1.625% 11/20/25	11,109	11,404
Pool #080136 1.625% 11/20/27	2,100	2,161
Pool #594730 4.500% 9/15/33	9,048	9,876
Pool #708590 4.500% 5/15/39	152,572	166,059
Pool #717168 4.500% 6/15/39	521,343	567,429
Pool #692468 4.500% 8/15/39	899,316	984,435
Pool #722080 4.500% 11/15/39	103,588	112,745
Pool #721008 4.500% 12/15/39	537,022	584,494
Pool #728627 4.500% 1/15/40	2,400,000	2,612,156

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #731044 4.500% 2/15/40	$533,336	$580,482
Pool #724803 4.500% 4/15/40	545,325	593,530
Pool #708003 4.500% 4/15/40	537,103	584,582
Pool #722872 4.500% 5/15/40	1,677,182	1,825,442
Pool #727380 4.500% 5/15/40	904,912	984,904
Pool #745038 4.500% 5/15/40	529,461	576,264
Pool #617955 4.500% 5/15/40	485,503	528,421
Pool #736056 4.500% 6/15/40	912,731	993,414
Pool #657654 4.500% 7/15/40	934,364	1,016,960
Pool #741032 4.500% 8/15/40	503,892	549,380
Pool #738015 4.500% 2/15/41	2,283,756	2,489,919
Pool #783276 4.500% 3/15/41	873,402	952,247
Pool #763501 4.500% 4/15/41	526,199	573,207
Pool #749757 4.500% 5/15/41	717,042	781,099
Pool #766378 4.500% 7/15/41	962,899	1,048,920
Pool #769095 4.500% 7/15/41	26,359	28,714
Pool #748155 4.500% 7/15/41	549,368	598,447
Pool #738652 4.500% 8/15/41	504,868	549,497
Pool #773664 4.500% 10/15/41	508,841	554,776
Pool #369261 6.000% 12/15/23	2,383	2,687
Pool #544462 6.000% 4/15/31	1,077	1,215
Pool #371146 7.000% 9/15/23	1,279	1,452
Pool #352022 7.000% 11/15/23	23,088	26,190
Pool #374440 7.000% 11/15/23	1,700	1,932
Pool #491089 7.000% 12/15/28	37,896	43,553
Pool #483598 7.000% 1/15/29	5,922	6,784
Pool #480539 7.000% 4/15/29	724	833

	Principal Amount	Value
Pool #478658 7.000% 5/15/29	$8,652	$9,968
Pool #488634 7.000% 5/15/29	3,140	3,614
Pool #500928 7.000% 5/15/29	12,712	14,614
Pool #498541 7.000% 6/15/29	5,577	5,835
Pool #509546 7.000% 6/15/29	6,332	7,300
Pool #499410 7.000% 7/15/29	3,117	3,594
Pool #508655 7.000% 7/15/29	183	211
Pool #510083 7.000% 7/15/29	4,636	5,333
Pool #493723 7.000% 8/15/29	14,507	16,722
Pool #507093 7.000% 8/15/29	1,704	1,965
Pool #516706 7.000% 8/15/29	243	273
Pool #505558 7.000% 9/15/29	2,805	3,231
Pool #581417 7.000% 7/15/32	41,113	47,318
Pool #591581 7.000% 8/15/32	17,026	19,611
Pool #210946 7.500% 3/15/17	6,776	7,486
Pool #203940 7.500% 4/15/17	10,788	11,793
Pool #181168 7.500% 5/15/17	6,332	7,003
Pool #193870 7.500% 5/15/17	7,777	8,602
Pool #192796 7.500% 6/15/17	1,204	1,326
Pool #226163 7.500% 7/15/17	12,631	14,000
Government National Mortgage Association TBA Pool #3236 4.000% 8/01/40 (c)	10,200,000	10,945,078
Pool #8299 4.500% 7/01/39 (c)	14,700,000	15,993,141
Pool #11555 5.000% 5/01/38 (c)	19,000,000	20,987,579

		285,626,228

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $282,331,317)		286,039,413

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 24.9%
U.S. Treasury Bonds & Notes — 24.9%
U.S. Treasury Bond 3.125% 11/15/41	$10,970,000	$10,526,595
U.S. Treasury Bond 3.500% 2/15/39	3,330,000	3,461,071
U.S. Treasury Bond 4.375% 5/15/40	9,365,000	11,257,349
U.S. Treasury Bond 5.375% 2/15/31	10,255,000	13,792,226
U.S. Treasury Note 0.250% 12/15/14	109,785,000	109,128,859
U.S. Treasury Note 0.500% 5/31/13	3,035,000	3,043,892
U.S. Treasury Note 0.625% 7/15/14	15,000,000	15,073,828
U.S. Treasury Note (f) 1.875% 9/30/17	68,230,000	70,663,362
U.S. Treasury Note 2.125% 8/15/21	26,795,000	26,779,301

		263,726,483

TOTAL U.S. TREASURY OBLIGATIONS (Cost $261,162,535)		263,726,483

TOTAL BONDS & NOTES (Cost $996,441,550)		1,031,424,119

TOTAL LONG-TERM INVESTMENTS (Cost $996,441,550)		1,031,424,119

SHORT-TERM INVESTMENTS — 4.8%
Commercial Paper — 4.8%
Apache Corp. (a) 0.446% 4/02/12	9,700,000	9,699,762
Avon Capital Corp. (a) 0.517% 4/12/12	14,000,000	13,997,620
Pacific Gas & Electric (a) 0.456% 4/09/12	15,000,000	14,998,313
Weatherford International Ltd. (a) 0.609% 4/16/12	11,500,000	11,496,933

		50,192,628

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/02/12	272,427	272,427

TOTAL SHORT-TERM INVESTMENTS (Cost $50,465,055)		50,465,055

TOTAL INVESTMENTS — 102.2% (Cost $1,046,906,605) (g)		1,081,889,174

Other Assets/(Liabilities) — (2.2)%		(23,473,439)

NET ASSETS — 100.0%		$1,058,415,735

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, these securities amounted to a value of $146,216,033 or 13.81% of net assets.
(b)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2012, these securities amounted to a value of $50,811 or 0.00% of net assets.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2012, these securities amounted to a value of $1,382,500 or 0.13% of net assets.
(e)	Restricted security. Certain securities are restricted as to resale. At March 31, 2012, these securities amounted to a value of $887,713 or 0.08% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(f)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Money Market Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 100.1%
Commercial Paper — 76.5%
Air Products & Chemicals, Inc. (a) 0.122% 4/04/12	$2,000,000	$1,999,973
American Honda Finance Corp. 0.112% 4/20/12	4,500,000	4,499,725
Archer-Daniels-Midland Co. (a) 0.112% 4/04/12	4,500,000	4,499,945
Baker Hughes, Inc. (a) 0.132% 4/04/12	4,500,000	4,499,935
Basin Electric Power Cooperative (a) 0.142% 5/01/12	4,500,000	4,499,458
Baxter International, Inc. (a) 0.203% 4/11/12	1,175,000	1,174,928
BG Energy Finance, Inc. (a) 0.193% 5/04/12	3,000,000	2,999,462
BG Energy Finance, Inc. (a) 0.183% 5/04/12	1,825,000	1,824,690
Brown-Forman Corp. Class B (a) 0.132% 4/27/12	4,500,000	4,499,561
The Coca-Cola Co. (a) 0.101% 4/04/12	1,750,000	1,749,981
The Coca-Cola Co. (a) 0.101% 4/11/12	3,000,000	2,999,908
Commonwealth Bank of Australia (a) 0.254% 4/24/12	2,050,000	2,049,658
Deere & Co. (a) 0.142% 4/26/12	4,500,000	4,499,545
E.I. du Pont de Nemours & Co. (a) 0.142% 4/24/12	4,500,000	4,499,580
Emerson Electric Co. (a) 0.101% 4/09/12	1,500,000	1,499,963
Emerson Electric Co. (a) 0.122% 4/17/12	2,525,000	2,524,857
General Electric Capital Corp. 0.132% 5/14/12	3,675,000	3,674,416
Google, Inc. (a) 0.071% 4/11/12	2,150,000	2,149,954
Henkel of America, Inc. (a) 0.112% 4/02/12	2,150,000	2,149,987
Illinois Tool Works, Inc. (a) 0.122% 4/02/12	4,500,000	4,499,970
Johnson & Johnson (a) 0.041% 4/03/12	2,375,000	2,374,992
McDonald’s Corp. (a) 0.122% 5/30/12	900,000	899,820
McDonald’s Corp. (a) 0.101% 4/25/12	3,400,000	3,399,764
Merck & Co., Inc. (a) 0.081% 4/13/12	4,750,000	4,749,863

	Principal Amount	Value
National Rural Utilities Cooperative Finance Corp. 0.112% 4/12/12	$2,900,000	$2,899,894
National Rural Utilities Cooperative Finance Corp. 0.122% 4/27/12	1,600,000	1,599,856
Nestle Capital Corp. (a) 0.244% 10/30/12	800,000	798,864
Nestle Capital Corp. (a) 0.112% 4/18/12	480,000	479,974
Paccar Financial Corp. 0.152% 4/05/12	1,250,000	1,249,974
Paccar Financial Corp. 0.112% 4/26/12	3,250,000	3,249,742
Procter & Gamble International Funding (a) 0.071% 4/09/12	4,500,000	4,499,921
Reckitt Benckiser Treasury Services PLC (a) 0.081% 4/10/12	3,800,000	3,799,916
Reckitt Benckiser Treasury Services PLC (a) 0.101% 4/10/12	1,000,000	999,972
Roche Holding, Inc. (a) 0.142% 5/16/12	4,000,000	3,999,284
Rockwell Automation, Inc. (a) 0.233% 4/05/12	4,500,000	4,499,856
The Sherwin-Williams Co. (a) 0.203% 4/16/12	4,500,000	4,499,600
Sigma-Aldrich Corp. (a) 0.112% 4/03/12	4,500,000	4,499,959
Target Corp. 0.152% 4/02/12	4,500,000	4,499,962
Unilever Capital Corp. (a) 0.132% 5/09/12	3,925,000	3,924,447
Union Bank NA 0.162% 4/18/12	4,500,000	4,499,640
Wal-Mart Stores, Inc. (a) 0.101% 4/09/12	3,350,000	3,349,916
Wal-Mart Stores, Inc. (a) 0.091% 4/23/12	1,350,000	1,349,922
The Walt Disney Co. (a) 0.101% 4/17/12	4,650,000	4,649,780
Wisconsin Gas Co. 0.223% 4/11/12	4,500,000	4,499,698

		138,070,112

Corporate Debt — 3.2%
Berkshire Hathaway, Inc. FRN 0.940%, due 2/11/13	2,200,000	2,212,307
Sanofi FRN 0.673%, due 3/28/13	3,500,000	3,512,257

		5,724,564

The accompanying notes are an integral part of the financial statements.

MML Money Market Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Discount Notes — 9.5%
Federal Farm Credit Discount Notes 0.125% 5/15/12	$1,250,000	$1,249,805
Federal Farm Credit Discount Notes 0.140% 6/05/12	1,500,000	1,499,615
Federal Home Loan Bank Discount Notes 0.135% 4/25/12	894,000	893,916
Federal Home Loan Bank Discount Notes 0.085% 5/15/12	1,400,000	1,399,851
Federal Home Loan Mortgage Corp. 0.075% 5/14/12	850,000	849,922
Federal Home Loan Mortgage Corp. 0.090% 6/01/12	1,121,000	1,120,826
Federal Home Loan Mortgage Corp. 0.095% 4/02/12	200,000	199,999
Federal Home Loan Mortgage Corp. 0.110% 5/29/12	2,700,000	2,699,513
Federal Home Loan Mortgage Corp. 0.120% 6/05/12	350,000	349,923
Federal Home Loan Mortgage Corp. 0.120% 7/06/12	1,000,000	999,677
Federal National Mortgage Association 0.100% 8/01/12	500,000	499,829
Federal National Mortgage Association 0.115% 6/11/12	2,250,000	2,249,483
Federal National Mortgage Association 0.120% 7/25/12	950,000	949,633
Federal National Mortgage Association 0.125% 5/09/12	950,000	949,871
Federal National Mortgage Association 0.125% 10/01/12	350,000	349,776
Federal National Mortgage Association 0.150% 10/15/12	920,000	919,241

		17,180,880

Time Deposits — 0.1%
Euro Time Deposit 0.010% 4/02/12	93,821	93,821

U.S. Government Obligations — 8.6%
U.S. Treasury Note 0.375% 9/30/12	3,500,000	3,504,463
U.S. Treasury Note 0.625% 7/31/12	4,725,000	4,733,300
U.S. Treasury Note 0.625% 1/31/13	3,125,000	3,135,732
U.S. Treasury Note 0.750% 5/31/12	1,000,000	1,001,067
U.S. Treasury Note 1.375% 11/15/12	2,100,000	2,116,554
U.S. Treasury Note 1.750% 8/15/12	1,000,000	1,006,180

		15,497,296

	Principal Amount	Value
U.S. Treasury Bills — 2.2%
U.S. Treasury Bill 0.052% 4/19/12	$2,000,000	$1,999,945
U.S. Treasury Bill 0.065% 8/23/12	2,000,000	1,999,477

		3,999,422

TOTAL SHORT-TERM INVESTMENTS (Cost $180,566,095)		180,566,095

TOTAL INVESTMENTS — 100.1% (Cost $180,566,095) (b)		180,566,095

Other Assets/(Liabilities) — (0.1)%		(137,537)

NET ASSETS — 100.0%		$180,428,558

Notes to Portfolio of Investments

FRN	Floating Rate Note
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, these securities amounted to a value of $107,397,205 or 59.52% of net assets.
(b)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 74.6%

CORPORATE DEBT — 24.6%
Advertising — 0.4%
WPP Finance 8.000% 9/15/14	$610,000	$699,377

Aerospace & Defense — 0.1%
L-3 Communications Corp. 6.375% 10/15/15	223,000	228,296

Agriculture — 0.3%
Universal Corp/VA 6.100% 9/26/12	500,000	499,954

Airlines — 0.0%
United Air Lines, Inc. (a) 10.110% 2/19/49	9,750	3,242

Auto Manufacturers — 0.4%
Volvo Treasury AB (b) 5.950% 4/01/15	750,000	803,390

Banks — 1.3%
Bank of America Corp. 2.100% 4/30/12	480,000	480,683
Capital One Financial Corp. 2.125% 7/15/14	150,000	150,855
Capital One Financial Corp. 7.375% 5/23/14	85,000	94,093
First Horizon National Corp. 5.375% 12/15/15	275,000	292,172
ICICI Bank Ltd. (b) 5.500% 3/25/15	715,000	742,838
The Royal Bank of Scotland PLC (b) 4.875% 8/25/14	135,000	140,295
State Street Corp. 2.150% 4/30/12	145,000	145,244
Wells Fargo & Co. 3.625% 4/15/15	210,000	223,584

		2,269,764

Beverages — 0.4%
Constellation Brands, Inc. 8.375% 12/15/14	635,000	716,756

Building Materials — 1.4%
CRH America, Inc. 5.300% 10/15/13	750,000	787,375
Lafarge SA (b) 6.200% 7/09/15	400,000	420,940
Masco Corp. 4.800% 6/15/15	490,000	501,983
Masco Corp. 5.875% 7/15/12	710,000	715,405
Masco Corp. 7.125% 8/15/13	160,000	169,726

		2,595,429

	Principal Amount	Value
Chemicals — 1.8%
Ashland, Inc. 9.125% 6/01/17	$640,000	$709,600
Incitec Pivot Ltd. (b) 4.000% 12/07/15	250,000	253,412
Lyondell Chemical Co. 8.000% 11/01/17	651,000	730,747
LyondellBasell Industries NV (b) (c) 5.000% 4/15/19	200,000	200,000
Nova Chemicals Corp. FRN 3.783% 11/15/13	655,000	655,000
RPM International, Inc. 6.250% 12/15/13	590,000	630,306

		3,179,065

Commercial Services — 0.3%
Brambles USA, Inc. (b) 3.950% 4/01/15	190,000	196,195
Deluxe Corp. 7.375% 6/01/15	25,000	25,688
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	45,000	45,562
Equifax, Inc. 4.450% 12/01/14	330,000	350,134

		617,579

Computers — 0.1%
Brocade Communications Systems, Inc. 6.625% 1/15/18	30,000	31,500
HP Enterprise Services LLC Series B 6.000% 8/01/13	70,000	74,395

		105,895

Diversified Financial — 4.4%
American Express Co. 7.250% 5/20/14	60,000	67,551
Citigroup, Inc. 2.125% 4/30/12	320,000	320,459
Citigroup, Inc. 5.500% 10/15/14	115,000	123,385
Citigroup, Inc. 6.375% 8/12/14	675,000	732,377
ERAC USA Finance LLC (b) 5.800% 10/15/12	255,000	261,167
Ford Motor Credit Co. LLC 3.875% 1/15/15	455,000	459,442
Ford Motor Credit Co. LLC 8.700% 10/01/14	425,000	480,684
The Goldman Sachs Group, Inc. 5.150% 1/15/14	695,000	730,609
The Goldman Sachs Group, Inc. 5.450% 11/01/12	640,000	654,583
International Lease Finance Corp. 5.625% 9/20/13	75,000	75,937

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Janus Capital Group, Inc. 6.700% 6/15/17	$400,000	$428,444
JPMorgan Chase & Co. 5.125% 9/15/14	550,000	589,369
Lazard Group LLC 7.125% 5/15/15	752,000	815,394
Merrill Lynch & Co., Inc. 5.450% 2/05/13	480,000	493,568
Morgan Stanley 2.875% 7/28/14	750,000	746,602
Morgan Stanley 4.200% 11/20/14	335,000	337,658
SLM Corp. 5.000% 10/01/13	80,000	81,800
SLM Corp. 5.375% 1/15/13	455,000	464,110
TD Ameritrade Holding Corp. 4.150% 12/01/14	55,000	58,757

		7,921,896

Electric — 0.6%
Ameren Corp. 8.875% 5/15/14	325,000	368,628
CMS Energy Corp. 2.750% 5/15/14	725,000	725,314
Kansas Gas & Electric Co. 5.647% 3/29/21	46,559	50,103
Mirant Mid-Atlantic LLC, Series 2001, Class A 8.625% 6/30/12	16,183	16,507

		1,160,552

Electrical Components & Equipment — 0.1%
Anixter, Inc. 5.950% 3/01/15	115,000	117,013

Electronics — 0.6%
Amphenol Corp. 4.750% 11/15/14	205,000	222,685
Avnet, Inc. 5.875% 3/15/14	835,000	885,306

		1,107,991

Entertainment — 0.1%
Peninsula Gaming LLC 8.375% 8/15/15	205,000	216,275

Forest Products & Paper — 0.4%
Rock-Tenn Co. 5.625% 3/15/13	745,000	763,625

Health Care – Products — 0.3%
Boston Scientific Corp. 4.500% 1/15/15	500,000	536,357

Health Care – Services — 0.2%
Apria Healthcare Group, Inc. 11.250% 11/01/14	275,000	287,719

	Principal Amount	Value
Holding Company – Diversified — 0.2%
Leucadia National Corp. 7.750% 8/15/13	$320,000	$338,000

Home Builders — 0.3%
Pulte Group, Inc. 6.250% 2/15/13	370,000	377,862
Toll Brothers Finance Corp. 4.950% 3/15/14	100,000	103,799

		481,661

Home Furnishing — 0.3%
Sealy Mattress Co. (b) 10.875% 4/15/16	468,000	507,785
Whirlpool Corp. 8.600% 5/01/14	40,000	44,878

		552,663

Insurance — 0.2%
American International Group, Inc. 3.000% 3/20/15	225,000	226,550
American International Group, Inc. 3.650% 1/15/14	50,000	50,925
Prudential Financial, Inc. 3.875% 1/14/15	115,000	121,095

		398,570

Iron & Steel — 1.3%
ArcelorMittal 3.750% 2/25/15	600,000	609,764
ArcelorMittal 9.000% 2/15/15	830,000	954,387
Commercial Metals Co. 5.625% 11/15/13	750,000	780,000

		2,344,151

Lodging — 0.0%
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	10,000	10,400

Manufacturing — 0.6%
Ingersoll-Rand Global Holding Co. Ltd. 9.500% 4/15/14	110,000	126,746
Textron, Inc. 6.200% 3/15/15	900,000	987,147

		1,113,893

Media — 0.2%
Scholastic Corp. 5.000% 4/15/13	320,000	324,800

Metal Fabricate & Hardware — 0.1%
The Timken Co. 6.000% 9/15/14	165,000	179,947

Mining — 0.2%
Teck Resources Ltd. 10.750% 5/15/19	52,000	64,594

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Xstrata Canada Financial Corp. (b) 2.850% 11/10/14	$250,000	$254,539

		319,133

Office Equipment/Supplies — 0.1%
Xerox Corp. 4.250% 2/15/15	90,000	95,592

Oil & Gas — 0.9%
Chesapeake Energy Corp. 7.625% 7/15/13	665,000	701,575
PetroBakken Energy Ltd., Convertible (d) 3.125% 2/08/16	300,000	296,250
Phillips 66 (b) 1.950% 3/05/15	600,000	604,150

		1,601,975

Oil & Gas Services — 0.1%
Weatherford International Ltd. (c) 4.500% 4/15/22	100,000	99,855

Packaging & Containers — 0.2%
Sealed Air Corp. (b) 5.625% 7/15/13	240,000	247,667
Sealed Air Corp. 7.875% 6/15/17	200,000	215,668

		463,335

Pharmaceuticals — 0.6%
Aristotle Holding, Inc. (b) 2.100% 2/12/15	1,000,000	1,012,324
Mylan, Inc. (b) 7.625% 7/15/17	100,000	110,000

		1,122,324

Pipelines — 0.4%
Enogex LLC (b) 6.875% 7/15/14	305,000	331,001
Gulf South Pipeline Co. LP (b) 5.050% 2/01/15	35,000	37,433
Kern River Funding Corp. (b) 4.893% 4/30/18	61,228	67,090
Rockies Express Pipeline LLC (b) 6.250% 7/15/13	120,000	121,800
Transcontinental Gas Pipe Line Co. LLC 8.875% 7/15/12	95,000	97,109

		654,433

Real Estate — 0.2%
Brookfield Asset Management, Inc. 7.125% 6/15/12	90,000	91,076
ProLogis LP 5.900% 8/15/13	300,000	308,975

		400,051

Real Estate Investment Trusts (REITS) — 1.1%
Developers Diversified Realty Corp. 5.500% 5/01/15	700,000	720,961

	Principal Amount	Value
Prologis 7.625% 8/15/14	$346,000	$379,683
The Rouse Co. LP 7.200% 9/15/12	375,000	380,625
UDR, Inc. 6.050% 6/01/13	500,000	522,597

		2,003,866

Retail — 0.5%
Macy’s Retail Holdings, Inc. 5.750% 7/15/14	800,000	876,912

Savings & Loans — 0.8%
ASIF Global Financing XIX (b) 4.900% 1/17/13	700,000	711,487
Glencore Funding LLC (b) 6.000% 4/15/14	770,000	823,850

		1,535,337

Telecommunications — 2.8%
CenturyLink, Inc. 5.000% 2/15/15	250,000	262,520
CenturyLink, Inc. 5.500% 4/01/13	160,000	164,867
Embarq Corp. 6.738% 6/01/13	1,520,000	1,628,422
Telecom Italia Capital 6.175% 6/18/14	735,000	773,587
Telecom Italia Capital SA 5.250% 10/01/15	250,000	258,125
Telefonica Emisiones SAU 2.582% 4/26/13	400,000	401,683
Virgin Media Secured Finance PLC 6.500% 1/15/18	1,000,000	1,086,250
Windstream Corp. 8.125% 8/01/13	400,000	426,000

		5,001,454

Trucking & Leasing — 0.3%
GATX Corp. 4.750% 10/01/12	215,000	218,436
GATX Corp. 8.750% 5/15/14	220,000	250,441

		468,877

TOTAL CORPORATE DEBT (Cost $43,383,918)		44,217,404

MUNICIPAL OBLIGATIONS — 0.7%
Access Group, Inc., Delaware VRN 1.742% 9/01/37	155,000	131,750
North Carolina State Education Assistance Authority FRN 1.460% 1/26/26	350,000	344,253

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
North Carolina State Education Assistance Authority Student Loan Revenue Bonds FRN 0.868% 1/25/21	$303,508	$302,473
State of California 5.950% 4/01/16	75,000	85,939
State of Illinois 5.365% 3/01/17	400,000	435,788

		1,300,203

TOTAL MUNICIPAL OBLIGATIONS (Cost $1,268,709)		1,300,203

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 24.6%
Automobile ABS — 4.0%
AmeriCredit Automobile Receivables Trust, Series 2010-3, Class A2 0.770% 12/09/13	52,200	52,207
AmeriCredit Automobile Receivables Trust, Series 2011-3, Class A2 0.840% 11/10/14	155,080	155,188
AmeriCredit Automobile Receivables Trust, Series 2011-2, Class A2 0.900% 9/08/14	202,949	202,922
AmeriCredit Automobile Receivables Trust, Series 2010-4, Class A2 0.960% 5/08/14	106,404	106,482
Avis Budget Rental Car Funding AESOP LLC, Series 2007-2A, Class A FRN (b) 0.381% 8/20/13	204,167	202,171
Avis Budget Rental Car Funding AESOP LLC, Series 2005-4, Class A3 FRN (b) 0.521% 7/20/12	333,333	331,102
Avis Budget Rental Car Funding AESOP LLC, Series 2012-1A, Class A (b) 2.054% 8/20/16	300,000	300,884
Chesapeake Funding LLC, Series 2009-2A, Class A FRN (b) 1.991% 9/15/21	341,874	343,319
Chesapeake Funding LLC, Series 2009-1, Class A FRN (b) 2.241% 12/15/20	149,430	149,845
Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A (b) 2.200% 9/16/19	350,000	355,797
DT Auto Owner Trust, Series 2011-2A, Class B (b) 2.120% 2/16/16	375,000	376,012
Enterprise Fleet Financing LLC, Series 2011-2, Class A2 (b) 1.430% 10/20/16	700,000	700,165
Enterprise Fleet Financing LLC, Series 2011-3, Class A2 (b) 1.620% 5/20/17	300,000	300,314

	Principal Amount	Value
First Investors Auto Owner Trust, Series 2011-1, Class A2 (b) 1.470% 3/16/15	$124,674	$125,070
First Investors Auto Owner Trust, Series 2012-1A, Class A2 (b) 1.960% 11/15/17	250,000	254,427
Ford Credit Auto Lease Trust, Series 2011-A, Class A2 0.740% 9/15/13	209,211	209,270
Ford Credit Auto Owner Trust, Series 2011-B, Class A2 0.680% 1/15/14	350,552	350,677
Harley-Davidson Motorcycle Trust, Series 2010-1, Class A2 0.830% 11/15/13	75,454	75,470
LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A (b) 2.550% 9/15/16	183,462	183,313
Navistar Financial Dealer Note Master Trust, Series 2009-1, Class C FRN (b) 6.241% 10/26/15	300,000	306,067
Nissan Auto Lease Trust, Series 2010-B, Class A2 0.900% 5/15/13	84,313	84,338
Prestige Auto Receivables Trust, Series 2012-1A, Class A2 (b) 1.230% 12/15/15	550,000	549,995
Santander Consumer Acquired Receivables Trust, Series 2011-WO, Class A3 (b) 1.400% 10/15/14	475,000	477,407
Santander Drive Auto Receivables Trust, Series 2010-3, Class A2 0.930% 6/17/13	80,837	80,857
Santander Drive Auto Receivables Trust, Series 2011-1, Class A2 0.940% 2/18/14	252,221	252,423
Santander Drive Auto Receivables Trust, Series 2010-2, Class A2 0.950% 8/15/13	76,471	76,503
Santander Drive Auto Receivables Trust, Series 2011-2, Class A2 1.040% 4/15/14	492,310	492,904
Santander Drive Auto Receivables Trust, Series 2010-1, Class A2 1.360% 3/15/13	10,218	10,221
Volkswagen Auto Lease Trust, Series 2010-A, Class A2 0.770% 1/22/13	49,360	49,367
Wheels SPV LLC, Series 2009-1, Class A FRN (b) 1.791% 3/15/18	60,870	60,974

		7,215,691

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial MBS — 8.2%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.723% 2/10/51	$535,000	$606,827
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.199% 2/10/51	450,000	523,081
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR7, Class A3 VRN 5.116% 2/11/41	295,000	321,390
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	255,000	286,309
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	225,000	231,370
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	23,588	23,663
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4 VRN 5.405% 12/11/40	80,000	89,425
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR4, Class A3 VRN 5.468% 6/11/41	470,000	504,998
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4, VRN 5.471% 1/12/45	425,000	482,270
Bear Stearns Commercial Mortgage Securities, Series 2006-T22, Class AAB VRN 5.541% 4/12/38	1,000,257	1,040,087
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 5.694% 6/11/50	110,000	125,275
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	400,000	457,075
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.758% 9/11/38	400,000	436,458
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class AM VRN 5.775% 6/10/46	225,000	237,088

	Principal Amount	Value
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.813% 12/10/49	$640,000	$735,391
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 4.750% 1/15/37	325,000	341,366
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ VRN (b) 6.199% 2/15/41	265,000	132,629
DBUBS Mortgage Trust, Series 2011-LC3A, Class A1 2.238% 8/10/44	326,053	333,599
DBUBS Mortgage Trust, Series 2011-LC2A, Class A2 (b) 3.386% 7/10/44	235,000	248,791
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 (b) 3.742% 11/10/46	390,922	415,453
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A2 5.597% 12/10/49	150,000	153,719
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 VRN 5.883% 7/10/38	110,000	124,804
GS Mortgage Securities Corporation II, Series 2011-GC3, Class A2 (b) 3.645% 3/10/44	465,000	490,823
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A2 (b) 3.341% 7/15/46	100,000	104,639
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	485,000	536,741
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class A4 5.481% 12/12/44	200,000	222,175
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A6, VRN 5.219% 11/12/37	500,000	556,993
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A4 VRN 5.291% 1/12/44	85,000	94,939
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	480,000	523,509
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4 VRN 5.897% 6/12/46	245,000	276,825

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley Capital I, Series 2011-C2, Class A2 (b) 3.476% 6/15/44	$300,000	$317,922
Morgan Stanley Capital I, Series 2005-T19, Class AAB 4.852% 6/12/47	468,725	487,095
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	200,000	207,357
Morgan Stanley Capital I, Series 2007-HQ11, Class A4 VRN 5.447% 2/12/44	400,000	448,309
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	279,277	284,675
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.278% 1/11/43	320,000	379,907
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3 VRN 5.655% 8/15/39	570,000	614,985
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.655% 8/15/39	200,000	211,003
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	235,000	253,891
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN 5.853% 2/15/51	351,173	352,176
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A2 2.684% 11/15/44	175,000	181,321
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A2 (b) 3.240% 3/15/44	175,000	183,665
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (b) 3.791% 2/15/44	200,000	214,091

		14,794,109

Home Equity ABS — 3.3%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.511% 8/25/35	177,927	162,909
ACE Securities Corp., Series 2005-ASP1, Class A2D FRN 0.591% 9/25/35	197,801	188,915
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class A2C STEP 0.601% 7/25/35	145,103	135,750
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.611% 11/25/34	190,971	187,074

	Principal Amount	Value
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.682% 6/25/35	$284,859	$271,328
Bayview Financial Acquisition Trust, Series 2004-D, Class A FRN 0.826% 8/28/44	57,882	53,006
Bear Stearns Asset Backed Securities Trust, Series 2005-HE5, Class M1 FRN 0.691% 6/25/35	174,327	170,819
Bear Stearns Asset-Backed Securities Trust, Series 2005-AQ2, Class A3 STEP 0.601% 9/25/35	158,548	134,858
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE10, Class A3 STEP 0.621% 11/25/35	169,454	168,924
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE4, Class M1 FRN 0.671% 4/25/35	132,382	126,180
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE1, Class M1 FRN 0.771% 1/25/35	3,491	3,475
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A1 FRN 0.291% 1/25/37	18,645	18,434
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.341% 5/25/36	23,522	23,320
Carrington Mortgage Loan Trust, Series 2006-FRE1, Class A2 FRN 0.351% 7/25/36	101,502	98,439
Citigroup Mortgage Loan Trust, Inc., Series 2003-HE4, Class A FRN (b) 0.651% 12/25/33	95,032	93,551
Countrywide Asset-Backed Certificates, Series 2006-BC1, Class 2A2 FRN 0.421% 4/25/36	108,428	106,588
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.471% 9/25/34	78,069	73,053
Countrywide Partnership Trust, Series 2004-EC1, Class M1 FRN 1.141% 2/25/35	102,644	95,905
Fieldstone Mortgage Investment Corp., Series 2004-4, Class M2 FRN 1.816% 10/25/35	295,609	275,941
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.481% 1/25/36	172,332	163,886
GSAMP Trust, Series 2005-WMC1, Class A4 FRN 0.621% 9/25/35	262,073	258,143
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.671% 4/25/35	168,325	141,140

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.411% 8/25/36	$153,196	$135,615
Long Beach Mortgage Loan Trust, Series 2005-3, Class 2A2 STEP 0.521% 8/25/45	4,838	4,811
Long Beach Mortgage Loan Trust, Series 2005-WL2, Class M1 FRN 0.711% 8/25/35	90,000	74,779
Long Beach Mortgage Loan Trust, Series 2005-1, Class M1 FRN 0.741% 2/25/35	175,266	164,605
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 0.791% 6/25/35	402,770	326,508
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (b) 0.976% 6/28/35	387,667	361,245
New Century Home Equity Loan Trust, Series 2005-2, Class A2C FRN 0.541% 6/25/35	459,647	450,628
New Century Home Equity Loan Trust, Series 2005-1, Class M1 FRN 0.691% 3/25/35	175,000	128,782
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	198	193
Nomura Home Equity Loan, Inc., Series 2005-FM1, Class M1 STEP 0.711% 5/25/35	238,128	226,936
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.621% 8/25/35	304,159	291,606
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.741% 3/25/35	250,000	214,030
RAAC Series, Series 2005-RP2, Class A FRN (b) 0.591% 6/25/35	78,238	78,282
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.431% 3/25/36	189,803	183,417
Specialty Underwriting & Residential Finance, Series 2005-AB1, Class A1C FRN 0.581% 3/25/36	159,177	154,303
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.601% 8/25/35	115,788	109,569
Truman Capital Mortgage Loan Trust, Series 2004-2, Class A2 STEP (b) 0.791% 12/25/32	26,402	25,795

		5,882,742

	Principal Amount	Value
Manufactured Housing ABS — 0.1%
Vanderbilt Mortgage Finance, Series 2000-B, Class IIA1 FRN 0.502% 7/07/30	$156,808	$139,481

Other ABS — 2.7%
Cajun Global LLC, Series 2011-1A, Class A2 (b) 5.955% 2/20/41	242,045	253,618
CLI Funding LLC, Series 2006-1A, Class A FRN (b) 0.421% 8/18/21	206,440	195,086
CNH Wholesale Master Note Trust, Series 2011-1A, Class A FRN (b) 1.041% 12/15/15	350,000	351,496
Dominos Pizza Master Issuer LLC, Series 2012-1A, Class A2 (b) 5.216% 1/25/42	130,000	131,827
Drug Royalty Corp., Inc., Series 2012-1, Class A1 FRN (b) 5.924% 7/15/24	250,000	250,000
GE Equipment Transportation LLC, Series 2011-1, Class A2 0.770% 10/21/13	216,075	216,076
Great America Leasing Receivables, Series 2012-1, Class A2 (b) 0.950% 3/17/14	350,000	349,975
Great America Leasing Receivables, Series 2011-1, Class A2 (b) 1.050% 3/15/13	126,478	126,584
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (b) 2.499% 6/02/17	250,000	247,503
Macquarie Equipment Funding Trust, Series 2011-A, Class A2 (b) 1.210% 9/20/13	339,795	339,958
New York City Tax Lien, Series 2010-AA, Class A (b) 1.680% 1/10/24	28,491	28,515
New York City Tax Lien, Series 2011-AA, Class A (b) 1.990% 12/10/24	281,006	280,995
Newport Waves CDO (Acquired 5/4/10, Cost $129,353), Series 2007-1A, Class A3LS FRN (b) (e) 1.073% 6/20/14	225,000	169,988
NuCO2 Funding LLC, Series 2008-1, Class A1 (b) 7.250% 6/25/38	250,000	254,125
PFS Financing Corp., Series 2011-BA, Class A FRN (b) 1.741% 10/17/16	350,000	349,667
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (b) 2.840% 11/20/28	175,000	175,293

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Sierra Receivables Funding Co. LLC, Series 2011-3A, Class A (b) 3.370% 7/20/28	$194,012	$193,852
Sonic Capital LLC, Series 2011-1A, Class A2 (b) 5.438% 5/20/41	195,000	201,642
Tax Liens Securitization Trust, Series 2010-1A, Class 1A2 (b) 2.000% 4/15/18	56,482	56,058
Textainer Marine Containers Ltd., Series 2005-1A, Class A FRN (b) 0.490% 5/15/20	185,250	178,229
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B FRN (b) 2.741% 7/15/41	483,585	483,379

		4,833,866

Student Loans ABS — 5.3%
Access Group, Inc., Series 2005-1, Class A1 FRN 0.554% 6/22/18	15,640	15,631
Access Group, Inc., Series 2007-A, Class A2 FRN 0.621% 8/25/26	159,659	152,804
Access Group, Inc., Series 2002-1, Class A2 FRN 0.653% 9/25/25	148,807	147,932
Access Group, Inc., Series 2003-1, Class A2 FRN 0.733% 12/27/16	373,810	371,030
Chase Education Loan Trust, Series 2007-A, Class A1 FRN 0.482% 3/28/17	121,168	120,911
College Loan Corp. Trust, Series 2007-2, Class A1 FRN 0.810% 1/25/24	550,000	537,110
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.742% 1/25/47	450,000	378,000
Collegiate Funding Services Education Loan Trust, Series 2005-B, Class A2 FRN 0.572% 12/28/21	215,961	215,325
Education Funding Capital Trust I, Series 2003-3, Class A4 FRN 1.742% 12/15/32	550,000	545,688
Education Funding Capital Trust I, Series 2003-3, Class A5 FRN 1.760% 12/15/42	275,000	268,469
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.990% 6/15/43	100,000	87,000

	Principal Amount	Value
GCO Education Loan Funding Trust, Series 2006-1, Class A7L FRN 0.521% 5/25/22	$1,120	$1,107
GCO Education Loan Funding Trust, Series 2007-1A, Class A5L FRN (b) 0.561% 5/25/23	278,841	273,238
National Collegiate Student Loan Trust, Series 2007-2, Class A1 FRN 0.281% 1/27/25	26,006	25,955
National Collegiate Student Loan Trust, Series 2006-3, Class A2 FRN 0.351% 3/25/26	455,621	449,410
National Collegiate Student Loan Trust, Series 2005-3, Class A2 FRN 0.441% 9/25/25	62,739	62,658
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (b) 1.041% 4/25/46	165,073	165,145
Northstar Education Finance, Inc., Series 2005-1, Class A1 FRN 0.653% 10/28/26	290,135	288,204
Northstar Education Finance, Inc., Series 2006-A, Class A2 FRN 0.681% 11/28/23	19,566	19,510
SLC Student Loan Trust, Series 2006-A, Class A4 FRN 0.687% 1/15/19	807,825	801,575
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.737% 7/15/36	300,000	276,938
SLM Student Loan Trust, Series 2006-C, Class A2 FRN 0.523% 9/15/20	43,761	43,524
SLM Student Loan Trust, Series 2003-12, Class B FRN 1.063% 3/15/38	155,905	131,604
SLM Student Loan Trust, Series 2003-4, Class B FRN 1.123% 6/15/38	203,986	172,671
SLM Student Loan Trust, Series 2012-A, Class A1 FRN (b) 1.641% 8/15/25	330,040	330,789
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (b) 1.731% 12/15/16	375,000	374,883
SLM Student Loan Trust, Series 2003-10A, Class A1F FRN (b) 1.731% 12/15/16	650,000	649,797
SLM Student Loan Trust, Series 2003-10A, Class A1H FRN (b) 1.732% 12/15/16	400,000	399,875

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (b) 1.733% 12/15/16	$145,000	$144,955
SLM Student Loan Trust, Series 2006-7, Class A6B FRN 1.742% 1/27/42	135,000	134,578
SLM Student Loan Trust, Series 2010-C, Class A1 FRN (b) 1.891% 12/15/17	586,430	587,568
SLM Student Loan Trust, Series 2003-5, Class A7 2.743% 6/17/30	50,000	47,163
SLM Student Loan Trust, Series 2003-10A, Class B FRN (b) 3.360% 12/17/46	150,000	112,500
SMS Student Loan Trust, Series 2000-A, Class A2 FRN 0.743% 10/28/28	76,768	76,338
South Carolina Student Loan Corp., Series 2010-1, Class A1 FRN 1.010% 1/25/21	376,776	374,621
Wells Fargo Student Loan Trust, Series 2001-1, Class A2 FRN 0.671% 5/25/30	665,376	664,505

		9,449,011

WL Collateral CMO — 0.9%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 2.824% 8/25/34	37,058	31,594
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 2.908% 9/25/33	3,823	2,876
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 3.091% 2/25/34	6,761	5,823
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 2.742% 8/25/34	7,015	5,916
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.431% 1/19/38	143,224	89,441
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.351% 5/25/37	131,288	58,279
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 2.626% 8/25/34	20,069	14,110
Merrill Lynch Mortgage Investors Trust, Series 2005-AR1, Class A1A FRN 0.521% 6/25/36	83,160	82,993
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.491% 8/25/36	44,072	36,000

	Principal Amount	Value
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 2.654% 7/25/33	$1,353	$1,291
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 2.868% 2/25/34	2,167	2,081
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.476% 2/25/34	99	91
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (b) 2.500% 3/23/51	406,702	408,736
Morgan Stanley Reremic Trust, Series 2009-IO, Class A1 (b) 3.000% 1/17/13	772,749	776,613
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 0.421% 6/25/46	273,888	97,463
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 2.897% 3/25/34	13,174	11,259
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.558% 4/25/44	34,238	26,370

		1,650,936

WL Collateral PAC — 0.1%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.491% 11/25/37	252,961	240,015
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.983% 6/25/32	10,026	7,751

		247,766

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $43,575,009)		44,213,602

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 13.3%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Series 2178, Class PB 7.000% 8/15/29	36,100	41,396
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	32,183	36,787

		78,183

Pass-Through Securities — 13.3%
Federal Home Loan Mortgage Corp.
Pool #G05849 4.500% 5/01/40	2,186,271	2,314,800

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #E85389 6.000% 9/01/16	$9,775	$10,538
Pool #G11431 6.000% 2/01/18	6,107	6,618
Pool #E85032 6.500% 9/01/16	2,899	3,132
Pool #E85301 6.500% 9/01/16	17,445	19,029
Pool #E85409 6.500% 9/01/16	16,936	18,429
Pool #C01079 7.500% 10/01/30	1,250	1,463
Pool #C01135 7.500% 2/01/31	4,206	4,921
Pool #554904 9.000% 3/01/17	19	21
Federal Home Loan Mortgage Corp. TBA Pool #2499 3.500% 6/01/25 (c)	2,492,000	2,606,866
Pool #2789 4.000% 4/01/40 (c)	2,900,000	3,031,633
Federal National Mortgage Association Pool #725692 2.303% 10/01/33	91,473	96,070
Pool #775539 2.360% 5/01/34	48,435	51,613
Pool #888586 2.376% 10/01/34	97,214	102,396
Pool #255148 5.500% 2/01/14	288	313
Pool #587994 6.000% 6/01/16	2,878	3,088
Pool #253880 6.500% 7/01/16	10,707	11,589
Pool #575667 7.000% 3/01/31	7,934	9,087
Pool #572577 7.000% 4/01/31	1,933	2,213
Pool #497120 7.500% 8/01/29	70	82
Pool #507053 7.500% 9/01/29	472	554
Pool #529453 7.500% 1/01/30	1,368	1,617
Pool #531196 7.500% 2/01/30	145	171
Pool #532418 7.500% 2/01/30	990	1,170
Pool #530299 7.500% 3/01/30	410	485
Pool #536386 7.500% 4/01/30	110	130

	Principal Amount	Value
Pool #535996 7.500% 6/01/31	$4,554	$5,352
Pool #523499 8.000% 11/01/29	375	444
Pool #252926 8.000% 12/01/29	123	146
Pool #532819 8.000% 3/01/30	128	153
Pool #537033 8.000% 4/01/30	967	1,157
Pool #534703 8.000% 5/01/30	667	796
Pool #253437 8.000% 9/01/30	92	110
Pool #253481 8.000% 10/01/30	53	64
Pool #190317 8.000% 8/01/31	2,142	2,557
Pool #596656 8.000% 8/01/31	859	997
Pool #599652 8.000% 8/01/31	20,149	24,175
Pool #602008 8.000% 8/01/31	2,852	3,413
Pool #597220 8.000% 9/01/31	1,533	1,837
Federal National Mortgage Association TBA Pool #2342 3.000% 9/01/26 (c)	1,700,000	1,759,765
Pool #6330 4.000% 4/01/24 (c)	3,244,000	3,436,612
Pool #11192 4.000% 6/01/40 (c)	1,984,000	2,079,945
Pool #19687 4.500% 6/01/39 (c)	931,000	990,206
Pool #45577 5.500% 3/01/35 (c)	1,744,000	1,900,142
Government National Mortgage Association Pool #008746 1.625% 11/20/25	2,124	2,180
Pool #080136 1.625% 11/20/27	385	397
Pool #371146 7.000% 9/15/23	785	891
Pool #352022 7.000% 11/15/23	4,648	5,273
Pool #491089 7.000% 12/15/28	7,305	8,396
Pool #483598 7.000% 1/15/29	1,142	1,308
Pool #478658 7.000% 5/15/29	1,648	1,899

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #500928 7.000% 5/15/29	$2,355	$2,707
Pool #498541 7.000% 6/15/29	1,022	1,070
Pool #509546 7.000% 6/15/29	1,183	1,364
Pool #499410 7.000% 7/15/29	594	685
Pool #510083 7.000% 7/15/29	883	1,016
Pool #493723 7.000% 8/15/29	2,724	3,140
Pool #507093 7.000% 8/15/29	314	362
Pool #581417 7.000% 7/15/32	7,831	9,013
Pool #591581 7.000% 8/15/32	3,194	3,678
Pool #210946 7.500% 3/15/17	1,271	1,404
Pool #203940 7.500% 4/15/17	2,075	2,268
Pool #181168 7.500% 5/15/17	1,180	1,305
Pool #193870 7.500% 5/15/17	1,461	1,616
Pool #226163 7.500% 7/15/17	2,409	2,670
Government National Mortgage Association TBA Pool #8299 4.500% 7/01/39 (c)	1,805,000	1,963,784
Pool #11555 5.000% 5/01/38 (c)	3,000,000	3,313,828

		23,836,153

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $23,747,926)		23,914,336

U.S. TREASURY OBLIGATIONS — 11.4%
U.S. Treasury Bonds & Notes — 11.4%
U.S. Treasury Note 0.250% 12/15/14	3,080,000	3,061,592
U.S. Treasury Note 1.875% 9/30/17	3,910,000	4,049,447
U.S. Treasury Note (f) 2.125% 8/15/21	4,910,000	4,907,123
U.S. Treasury Note 3.000% 9/30/16	7,680,000	8,377,500

		20,395,662

	Principal Amount	Value
TOTAL U.S. TREASURY OBLIGATIONS (Cost $20,478,936)		$20,395,662

TOTAL BONDS & NOTES (Cost $132,454,498)		134,041,207

TOTAL LONG-TERM INVESTMENTS (Cost $132,454,498)		134,041,207

SHORT-TERM INVESTMENTS — 36.8%
Commercial Paper — 36.8%
ABB Treasury Center USA, Inc. (b) 0.436% 4/30/12	$1,850,000	1,849,337
AGL Capital Corp. (b) 0.456% 4/19/12	1,500,000	1,499,644
Avon Capital Corp. (b) 0.507% 4/11/12	2,500,000	2,499,618
British Aerospace Pub Ltd. Co. (b) 0.527% 4/20/12	3,150,000	3,149,090
Carnival Corp. (b) 0.487% 4/24/12	5,125,000	5,123,360
Carolina Power & Light Co. 0.446% 4/17/12	2,275,000	2,274,527
Centrica PLC (b) 0.659% 4/25/12	2,850,000	2,848,714
Daimler Finance North America LLC (b) 0.599% 6/14/12	1,350,000	1,348,341
Devon Energy Corp. (b) 0.436% 4/05/12	2,050,000	2,049,878
Devon Energy Corp. (b) 0.477% 5/14/12	3,250,000	3,248,133
Diageo Capital PLC (b) 0.517% 5/24/12	3,775,000	3,772,112
Ecolab, Inc. (b) 0.456% 4/04/12	350,000	349,982
Enbridge Energy Partners LP (b) 0.426% 4/12/12	3,000,000	2,999,580
Enbridge Energy Partners LP (b) 0.456% 4/05/12	2,250,000	2,249,859
Glencore Funding LLC 0.813% 5/17/12	5,325,000	5,319,438
Harley-Davidson Funding Corp. (b) 0.558% 4/19/12	5,250,000	5,248,476
Progress Energy, Inc. (b) 0.527% 4/18/12	2,100,000	2,099,454
Sempra Energy Global Enterprises (b) 0.517% 4/18/12	2,500,000	2,499,362
Transcanada Pipeline (b) 0.507% 4/13/12	1,900,000	1,899,657
Tyco Electronics Group SA (b) 0.415% 4/09/12	3,300,000	3,299,662

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
VF Corp. (b) 0.486% 4/27/12	$3,225,000	$3,223,839
Vodafone Group PLC (b) 0.900% 5/02/12	2,500,000	2,498,000
Weatherford International Ltd. (b) 0.750% 5/14/12	4,700,000	4,695,692

		66,045,755

TOTAL SHORT-TERM INVESTMENTS (Cost $66,045,755)		66,045,755

TOTAL INVESTMENTS — 111.4% (Cost $198,500,253) (g)		200,086,962

Other Assets/(Liabilities) — (11.4)%		(20,427,020)

NET ASSETS — 100.0%		$179,659,942

Notes to Portfolio of Investments

ABS	Asset-Backed Security
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2012, these securities amounted to a value of $3,242 or 0.00% of net assets.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, these securities amounted to a value of $82,824,790 or 46.10% of net assets.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2012, these securities amounted to a value of $296,250 or 0.16% of net assets.
(e)	Restricted security. Certain securities are restricted as to resale. At March 31, 2012, these securities amounted to a value of $169,988 or 0.09% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(f)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Equity Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.6%

COMMON STOCK — 98.6%
Aerospace & Defense — 1.4%
Aerovironment, Inc. (a)	2,069	$55,470
BE Aerospace, Inc. (a)	18,578	863,320
Curtiss-Wright Corp.	4,161	153,999
Exelis, Inc.	1,231	15,412
LMI Aerospace, Inc. (a)	1,373	24,988
Moog, Inc. Class A (a)	3,362	144,196

		1,257,385

Agriculture — 0.2%
The Andersons, Inc.	440	21,423
Universal Corp.	2,803	130,620

		152,043

Airlines — 0.4%
Alaska Air Group, Inc. (a)	5,435	194,682
JetBlue Airways Corp. (a)	25,201	123,233
Spirit Airlines, Inc. (a)	2,538	50,937

		368,852

Apparel — 0.2%
Ascena Retail Group, Inc. (a)	4,966	220,093
Iconix Brand Group, Inc. (a)	495	8,603

		228,696

Auto Manufacturers — 0.1%
Navistar International Corp. (a)	2,014	81,466

Automotive & Parts — 1.3%
Dana Holding Corp.	65,092	1,008,926
Miller Industries, Inc.	2,840	48,053
Standard Motor Products, Inc.	6,149	109,083

		1,166,062

Banks — 2.4%
Banco Latinoamericano de Comercio Exterior SA	510	10,766
CapitalSource, Inc.	135,446	893,944
Citizens & Northern Corp.	841	16,820
CVB Financial Corp.	9,300	109,182
Eagle Bancorp, Inc. (a)	2,222	37,196
First Horizon National Corp.	1,295	13,442
First Midwest Bancorp, Inc.	19,250	230,615
FirstMerit Corp.	33,185	559,499
Grupo Financiero Galicia SA ADR (Argentina)	1,662	10,687
Lakeland Financial Corp.	377	9,813
NBT Bancorp, Inc.	233	5,145
Republic Bancorp, Inc. Class A	1,318	31,527
Southside Bancshares, Inc.	1,771	39,139
State Bank Financial Corp. (a)	1,629	28,524

	Number of Shares	Value
Univest Corp. of Pennsylvania	1,866	$31,311
WesBanco, Inc.	2,974	59,896

		2,087,506

Beverages — 0.2%
Constellation Brands, Inc. Class A (a)	4,661	109,953
Cott Corp. (a)	6,339	41,774
Dr. Pepper Snapple Group, Inc.	1,813	72,901

		224,628

Biotechnology — 0.9%
Cambrex Corp. (a)	13,005	90,905
Halozyme Therapeutics, Inc. (a)	22,917	292,421
Myriad Genetics, Inc. (a)	7,891	186,701
PDL BioPharma, Inc.	28,409	180,397
RTI Biologics, Inc. (a)	16,159	59,788

		810,212

Building Materials — 0.2%
Gibraltar Industries, Inc. (a)	538	8,151
Interline Brands, Inc. (a)	7,987	172,599

		180,750

Chemicals — 1.9%
A. Schulman, Inc.	5,960	161,039
American Vanguard Corp.	2,868	62,207
Cytec Industries, Inc.	13,571	824,981
Ferro Corp. (a)	20,096	119,370
H.B. Fuller Co.	6,209	203,842
Huntsman Corp.	1,570	21,996
Kronos Worldwide, Inc.	3,730	93,026
Olin Corp.	7,224	157,122
PolyOne Corp.	2	29
The Valspar Corp.	852	41,143

		1,684,755

Commercial Services — 8.4%
Aaron’s, Inc.	540	13,986
Alliance Data Systems Corp. (a)	99	12,470
AVEO Pharmaceuticals, Inc. (a)	10,574	131,223
Booz Allen Hamilton Holding Corp.	8,734	148,740
Bridgepoint Education, Inc. (a)	6,015	148,871
Capella Education Co. (a)	1,052	37,819
Chemed Corp.	2,334	146,295
Coinstar, Inc. (a)	2,432	154,554
Convergys Corp. (a)	13,071	174,498
Deluxe Corp.	8,308	194,573
DeVry, Inc.	568	19,238
Euronet Worldwide, Inc. (a)	7,267	151,808
Genpact Ltd. (a)	3,329	54,263
Global Cash Access Holdings, Inc. (a)	3,660	28,548
Global Payments, Inc. (b)	3,255	154,515
Grand Canyon Education, Inc. (a)	615	10,922

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Great Lakes Dredge & Dock Co.	1,436	$10,368
Heartland Payment Systems, Inc.	3,672	105,901
HMS Holdings Corp. (a)	14,249	444,711
ICF International, Inc. (a)	5,043	127,941
Insperity, Inc.	4,556	139,596
Intersections, Inc.	3,181	40,653
Korn/Ferry International (a)	34,331	575,044
MAXIMUS, Inc.	2,485	101,065
Medifast, Inc. (a)	9,505	165,957
Monro Muffler Brake, Inc.	15,824	656,538
Moody’s Corp.	17,993	757,505
Navigant Consulting, Inc. (a)	6,556	91,194
Net 1 UEPS Technologies, Inc. (a)	5,798	52,414
Quad/Graphics, Inc.	899	12,496
Rent-A-Center, Inc.	1,973	74,481
Robert Half International, Inc.	52,163	1,580,539
SAIC, Inc. (a)	11,902	157,107
Service Corp. International	1,292	14,548
TeleTech Holdings, Inc. (a)	4,060	65,366
TNS, Inc. (a)	3,907	84,899
Total System Services, Inc.	6,643	153,254
Towers Watson & Co. Class A	2,358	155,793
TrueBlue, Inc. (a)	8,142	145,579
Valassis Communications, Inc. (a)	4,894	112,562

		7,407,834

Computers — 4.3%
Brocade Communications Systems, Inc. (a)	28,058	161,333
CACI International, Inc. Class A (a)	8,533	531,521
Cadence Design Systems, Inc. (a)	15,059	178,299
Electronics for Imaging, Inc. (a)	7,958	132,262
Fortinet, Inc. (a)	21,275	588,254
iGate Corp. (a)	1,622	27,185
j2 Global, Inc.	15,441	442,848
Jack Henry & Associates, Inc.	169	5,766
Lexmark International, Inc. Class A	374	12,432
Manhattan Associates, Inc. (a)	233	11,074
Mentor Graphics Corp. (a)	940	13,968
MTS Systems Corp.	306	16,245
NCR Corp. (a)	6,311	137,012
Netscout Systems, Inc. (a)	2,346	47,718
Sykes Enterprises, Inc. (a)	8,121	128,312
Synaptics, Inc. (a)	4,846	176,927
Synopsys, Inc. (a)	6,106	187,210
Western Digital Corp. (a)	23,807	985,372

		3,783,738

Distribution & Wholesale — 1.8%
Beacon Roofing Supply, Inc. (a)	6,647	171,227
Fossil, Inc. (a)	5,943	784,357
Pool Corp.	18,088	676,853

		1,632,437

	Number of Shares	Value
Diversified Financial — 2.2%
Altisource Portfolio Solutions SA (a)	1,660	$100,662
Apollo Global Management LLC Class A	18,851	269,192
Encore Capital Group, Inc. (a)	4,904	110,585
Federated Investors, Inc. Class B	4,555	102,078
Financial Engines, Inc. (a)	11,028	246,586
GFI Group, Inc.	801	3,012
KBW, Inc.	22,733	420,560
Knight Capital Group, Inc. Class A (a)	7,897	101,634
Ocwen Financial Corp. (a)	33,571	524,715
World Acceptance Corp. (a)	798	48,878

		1,927,902

Electric — 2.7%
The AES Corp. (a)	96,677	1,263,568
CenterPoint Energy, Inc.	6,178	121,830
Cia Energetica de Minas Gerais Sponsored ADR (Brazil)	382	9,084
Cia Paranaense de Energia Sponsored ADR (Brazil)	6,024	141,624
CMS Energy Corp.	9,331	205,282
El Paso Electric Co.	3,890	126,386
NorthWestern Corp.	4,191	148,613
Portland General Electric Co.	7,839	195,818
TECO Energy, Inc.	9,161	160,776

		2,372,981

Electrical Components & Equipment — 1.4%
Belden, Inc.	2,198	83,326
EnerSys (a)	3,961	137,249
Generac Holdings, Inc. (a)	9,711	238,405
General Cable Corp. (a)	6,982	203,036
Greatbatch, Inc. (a)	18,315	449,084
Molex, Inc.	5,092	143,187

		1,254,287

Electronics — 2.3%
Avnet, Inc. (a)	669	24,345
Brady Corp. Class A	3,337	107,952
DDi Corp.	4,700	57,340
Elster Group SE ADR (Germany) (a)	4,481	70,845
Flextronics International Ltd. (a)	2,485	17,966
Imax Corp. (a)	40,952	1,000,867
Itron, Inc. (a)	245	11,125
Jabil Circuit, Inc.	283	7,109
Newport Corp. (a)	7,843	138,978
PerkinElmer, Inc.	8	221
Waters Corp. (a)	5,563	515,468
Watts Water Technologies, Inc. Class A	1,739	70,864
Zygo Corp. (a)	545	10,666

		2,033,746

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Energy – Alternate Sources — 0.4%
Green Plains Renewable Energy, Inc. (a)	4,072	$43,937
Renewable Energy Group, Inc. (a)	21,359	221,279
REX American Resources Corp. (a)	1,710	52,497

		317,713

Engineering & Construction — 2.0%
AECOM Technology Corp. (a)	25,975	581,061
EMCOR Group, Inc.	397	11,005
Granite Construction, Inc.	1,100	31,614
KBR, Inc.	26,775	951,851
URS Corp.	4,589	195,124

		1,770,655

Environmental Controls — 1.5%
Tetra Technologies, Inc. (a)	6,975	183,861
Waste Connections, Inc.	34,451	1,120,691

		1,304,552

Foods — 1.0%
Safeway, Inc.	3,854	77,889
Smithfield Foods, Inc. (a)	4,080	89,883
Spartan Stores, Inc.	2,827	51,225
TreeHouse Foods, Inc. (a)	10,668	634,746
Village Super Market	612	19,333
Weis Markets, Inc.	1,116	48,658

		921,734

Forest Products & Paper — 0.7%
Boise, Inc.	2,863	23,505
Buckeye Technologies, Inc.	5,603	190,334
Clearwater Paper Corp. (a)	291	9,664
KapStone Paper and Packaging Corp. (a)	6,980	137,506
Neenah Paper, Inc.	1,704	50,677
P.H. Glatfelter Co.	10,843	171,103

		582,789

Gas — 0.7%
PAA Natural Gas Storage LP	23,735	450,965
Southwest Gas Corp.	76	3,248
Vectren Corp.	4,705	136,727

		590,940

Hand & Machine Tools — 0.7%
Regal-Beloit Corp.	9,311	610,336

Health Care – Products — 1.4%
CONMED Corp.	4,939	147,528
Cyberonics, Inc. (a)	2,444	93,190
Dexcom, Inc. (a)	33,499	349,395
Hanger Orthopedic Group, Inc. (a)	3,800	83,068
Henry Schein, Inc. (a)	1,663	125,856
IDEXX Laboratories, Inc. (a)	134	11,718
Orthofix International NV (a)	5,103	191,771

	Number of Shares	Value
PSS World Medical, Inc. (a)	6,539	$165,698
Vascular Solutions, Inc. (a)	2,490	26,867
Young Innovations, Inc.	948	29,312

		1,224,403

Health Care – Services — 3.0%
AMERIGROUP Corp. (a)	6,279	422,451
AmSurg Corp. (a)	4,964	138,893
Assisted Living Concepts, Inc.	2,310	38,369
Bio-Reference Laboratories, Inc. (a)	1,693	39,802
Centene Corp. (a)	3,540	173,354
DaVita, Inc. (a)	674	60,775
The Ensign Group, Inc.	4,813	130,721
HEALTHSOUTH Corp. (a)	39,001	798,740
LifePoint Hospitals, Inc. (a)	3,349	132,085
Lincare Holdings, Inc.	6,569	170,006
Magellan Health Services, Inc. (a)	173	8,444
Metropolitan Health Networks, Inc. (a)	10,306	96,567
Molina Healthcare, Inc. (a)	4,311	144,979
Select Medical Holdings Corp. (a)	12,984	99,847
Triple-S Management Corp. Class B (a)	2,766	63,895
U.S. Physical Therapy, Inc.	3,364	77,540
Universal Health Services, Inc. Class B	410	17,183

		2,613,651

Holding Company – Diversified — 0.1%
Primoris Services Corp.	7,976	128,095

Home Builders — 1.0%
Toll Brothers, Inc. (a)	36,468	874,867

Home Furnishing — 0.2%
La-Z-Boy, Inc. (a)	4,599	68,801
VOXX International Corp. (a)	5,869	79,584

		148,385

Household Products — 0.9%
Acco Brands Corp. (a)	3,829	47,518
Church & Dwight Co., Inc.	9,497	467,157
CSS Industries, Inc.	1,185	23,060
Helen of Troy Ltd. (a)	2,463	83,767
Jarden Corp.	5,151	207,225

		828,727

Housewares — 0.0%
The Toro Co.	103	7,324

Insurance — 4.5%
Allied World Assurance Co. Holdings Ltd.	1,885	129,443
Alterra Capital Holdings Ltd.	10,788	247,908
American Equity Investment Life Holding Co.	8,270	105,608
American Financial Group, Inc.	5,620	216,820
AmTrust Financial Services, Inc.	18,744	503,839

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Assurant, Inc.	3,683	$149,162
Assured Guaranty Ltd.	10,082	166,555
Brown & Brown, Inc.	26,098	620,610
CNO Financial Group, Inc. (a)	23,325	181,468
FBL Financial Group, Inc. Class A	689	23,219
The Hanover Insurance Group, Inc.	1,885	77,511
HCC Insurance Holdings, Inc.	6,225	194,033
Horace Mann Educators Corp.	6,952	122,494
Maiden Holdings Ltd.	8,333	74,997
Meadowbrook Insurance Group, Inc.	11,926	111,270
Montpelier Re Holdings Ltd.	304	5,873
Primerica, Inc.	7,301	184,058
ProAssurance Corp.	1,641	144,589
Protective Life Corp.	3,544	104,973
Reinsurance Group of America, Inc. Class A	3,256	193,634
StanCorp Financial Group, Inc.	952	38,975
Symetra Financial Corp.	16,046	185,010
Torchmark Corp.	3,256	162,312
Tower Group, Inc.	1,583	35,507

		3,979,868

Internet — 1.8%
Ancestry.com, Inc. (a)	1,667	37,908
AOL, Inc. (a)	1,291	24,490
Digital River, Inc. (a)	902	16,876
IAC/InterActiveCorp	723	35,492
Sapient Corp.	9,231	114,926
TIBCO Software, Inc. (a)	33,516	1,022,238
ValueClick, Inc. (a)	5,568	109,912
VASCO Data Security International, Inc. (a)	3,594	38,779
Websense, Inc. (a)	7,872	166,021

		1,566,642

Iron & Steel — 0.2%
Steel Dynamics, Inc.	11,581	168,388

Leisure Time — 0.1%
Multimedia Games Holding Co. (a)	4,093	44,859
Polaris Industries, Inc.	161	11,616

		56,475

Lodging — 0.2%
Ameristar Casinos, Inc.	7,892	147,028

Machinery – Diversified — 1.1%
AGCO Corp. (a)	1,030	48,626
Albany International Corp. Class A	4,705	107,980
Altra Holdings, Inc. (a)	996	19,123
Applied Industrial Technologies, Inc.	3,301	135,770
Briggs & Stratton Corp.	1,764	31,629
Columbus McKinnon Corp. (a)	2,198	35,805
Gardner Denver, Inc.	134	8,445
Kadant, Inc. (a)	2,906	69,221
NACCO Industries, Inc. Class A	150	17,455

	Number of Shares	Value
Tennant Co.	815	$35,860
Wabtec Corp.	5,605	422,449
Xylem, Inc.	538	14,930

		947,293

Manufacturing — 0.9%
Actuant Corp. Class A	6,605	191,479
AZZ, Inc.	241	12,445
Barnes Group, Inc.	3,308	87,033
FreightCar America, Inc.	5,399	121,424
GP Strategies Corp. (a)	3,224	56,420
Koppers Holdings, Inc.	2,583	99,600
Myers Industries, Inc.	4,902	72,305
Park-Ohio Holdings Corp. (a)	1,656	33,203
Standex International Corp.	1,919	79,044
Tredegar Corp.	811	15,887
Trimas Corp. (a)	1,063	23,801

		792,641

Media — 0.8%
Demand Media, Inc. (a)	2,463	17,857
DISH Network Corp. Class A	2,835	93,356
FactSet Research Systems, Inc.	3,724	368,825
Scholastic Corp.	3,286	115,930
Sinclair Broadcast Group, Inc. Class A	9,003	99,573

		695,541

Metal Fabricate & Hardware — 0.2%
Worthington Industries, Inc.	9,493	182,076

Mining — 1.0%
Aurizon Mines Ltd. (a)	2,612	12,642
Century Aluminum Co. (a)	31,846	282,793
Compass Minerals International, Inc.	6,048	433,884
Nevsun Resources Ltd.	12,855	47,306
Noranda Aluminum Holding Corp.	2,326	23,190
Pan American Silver Corp.	5,368	118,418

		918,233

Office Furnishings — 0.1%
Knoll, Inc.	4,067	67,675
Steelcase, Inc. Class A	740	7,104

		74,779

Oil & Gas — 2.4%
CVR Energy, Inc. (a)	3,864	103,362
Delek US Holdings, Inc.	2,021	31,346
Energy Partners Ltd. (a)	14,227	236,310
Energy XXI (Bermuda) Ltd. (a)	9,733	351,459
Gran Tierra Energy, Inc. (a)	5,230	32,897
Kosmos Energy Ltd. (a)	25,574	338,600
Nabors Industries Ltd. (a)	645	11,281
Parker Drilling Co. (a)	25,641	153,077
Petrobras Argentina SA ADR (Argentina)	2	27
Stone Energy Corp. (a)	1,162	33,221

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Tesoro Corp. (a)	6,206	$166,569
TransGlobe Energy Corp. (a)	7,893	95,347
VAALCO Energy, Inc. (a)	21,397	202,202
W&T Offshore, Inc.	7,095	149,562
Warren Resources, Inc. (a)	10,780	35,143
Western Refining, Inc.	10,018	188,539

		2,128,942

Oil & Gas Services — 2.7%
Basic Energy Services, Inc. (a)	1,760	30,536
C&J Energy Services, Inc. (a)	7,246	128,906
Helix Energy Solutions Group, Inc. (a)	8,694	154,753
HollyFrontier Corp.	47,769	1,535,773
Key Energy Services, Inc. (a)	1,670	25,802
Matrix Service Co. (a)	4,545	63,676
Newpark Resources, Inc. (a)	18,154	148,681
RPC, Inc.	17,818	189,049
Targa Resources Corp.	1,780	80,901

		2,358,077

Packaging & Containers — 1.5%
Ball Corp.	3,399	145,749
Graphic Packaging Holding Co. (a)	9,664	53,345
Packaging Corporation of America	34,039	1,007,214
Silgan Holdings, Inc.	3,814	168,579

		1,374,887

Pharmaceuticals — 2.8%
Achillion Pharmaceuticals, Inc. (a)	14,579	139,667
Endo Pharmaceuticals Holdings, Inc. (a)	3,497	135,439
MAP Pharmaceuticals, Inc. (a)	11,290	162,124
The Medicines Co. (a)	3,697	74,199
Medivation, Inc. (a)	2,664	199,054
Obagi Medical Products, Inc. (a)	2,422	32,455
Par Pharmaceutical Cos., Inc. (a)	283	10,960
Patterson Cos., Inc.	4,457	148,864
Questcor Pharmaceuticals, Inc. (a)	34,942	1,314,518
United Therapeutics Corp. (a)	460	21,680
USANA Health Sciences, Inc. (a)	2,888	107,809
Warner Chilcott PLC Class A (a)	8,007	134,598

		2,481,367

Pipelines — 0.0%
Crosstex Energy, Inc.	2,165	30,613

Real Estate — 0.1%
MI Developments, Inc.	2,262	78,243

Real Estate Investment Trusts (REITS) — 8.7%
Acadia Realty Trust	160	3,606
American Campus Communities, Inc.	4,158	185,946
BRE Properties, Inc.	3,557	179,806
Camden Property Trust	166	10,914
CBL & Associates Properties, Inc.	2,990	56,571
Chatham Lodging Trust	13,570	172,203

	Number of Shares	Value
Colonial Properties Trust	1,330	$28,901
CubeSmart	16,254	193,423
CYS Investments, Inc.	35,626	466,344
Digital Realty Trust, Inc.	12,383	915,971
Douglas Emmett, Inc.	4,390	100,136
Eastgroup Properties	3,423	171,903
Equity Lifestyle Properties, Inc.	1,450	101,123
Essex Property Trust, Inc.	846	128,177
Extra Space Storage, Inc.	8,240	237,230
Federal Realty Investment Trust	1,658	160,478
First Industrial Realty Trust, Inc. (a)	1,319	16,290
Glimcher Realty Trust	13,368	136,621
Hatteras Financial Corp.	21,070	587,853
Home Properties, Inc.	3,492	213,047
Hospitality Properties Trust	2,002	52,993
Kilroy Realty Corp.	3,060	142,627
LaSalle Hotel Properties	36,235	1,019,653
Mid-America Apartment Communities, Inc.	9,708	650,727
Post Properties, Inc.	2,090	97,937
PS Business Parks, Inc.	1,059	69,407
Sovran Self Storage, Inc.	2,807	139,873
Starwood Property Trust, Inc.	32,493	683,003
Sun Communities, Inc.	4,201	182,029
Tanger Factory Outlet Centers, Inc.	6,809	202,432
Taubman Centers, Inc.	3,152	229,938
Weingarten Realty Investors	4,923	130,115

		7,667,277

Retail — 8.9%
Advance Auto Parts, Inc.	1,827	161,817
ANN, Inc. (a)	6,605	189,167
Big Lots, Inc. (a)	4,469	192,256
Bob Evans Farms, Inc.	3,769	142,167
Brinker International, Inc.	7,220	198,911
CarMax, Inc. (a)	20,284	702,841
Casey’s General Stores, Inc.	1,930	107,038
The Cato Corp. Class A	6,952	192,153
CEC Entertainment, Inc.	2,174	82,416
The Cheesecake Factory, Inc. (a)	4,684	137,663
Chico’s FAS, Inc.	13,776	208,018
Cracker Barrel Old Country Store, Inc.	7,621	425,252
Denny’s Corp. (a)	4,298	17,364
Dick’s Sporting Goods, Inc.	322	15,482
Dillard’s, Inc. Class A	1,658	104,487
Dunkin’ Brands Group, Inc.	43,068	1,296,778
Express, Inc. (a)	8,332	208,133
EZCORP, Inc. Class A (a)	5,635	182,884
The Finish Line, Inc. Class A	8,852	187,839
First Cash Financial Services, Inc. (a)	221	9,479
Foot Locker, Inc.	7,069	219,493
Fred’s, Inc. Class A	4,930	72,027
GameStop Corp. Class A	8,229	179,721

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hibbett Sports, Inc. (a)	267	$14,565
Hot Topic, Inc.	3,260	33,089
HSN, Inc.	356	13,539
Insight Enterprises, Inc. (a)	3,420	75,001
The Men’s Wearhouse, Inc.	5,085	197,145
P.F. Chang’s China Bistro, Inc.	292	11,540
Papa John’s International, Inc. (a)	5,071	190,974
PetSmart, Inc.	1	57
Pier 1 Imports, Inc. (a)	22,190	403,414
PVH Corp.	13,526	1,208,278
RadioShack Corp.	715	4,447
Regis Corp.	4,344	80,060
Ruth’s Hospitality Group, Inc. (a)	567	4,304
Saks, Inc. (a)	15,453	179,409
Sally Beauty Holdings, Inc. (a)	2,803	69,514
Susser Holdings Corp. (a)	1,181	30,316
Systemax, Inc. (a)	1,397	23,553
Texas Roadhouse, Inc.	1,676	27,889
The Wet Seal, Inc. Class A (a)	17,672	60,968

		7,861,448

Savings & Loans — 0.8%
BankUnited, Inc.	14,959	373,975
Flushing Financial Corp.	2,567	34,552
OceanFirst Financial Corp.	1,574	22,414
Oritani Financial Corp.	19,300	283,324

		714,265

Semiconductors — 4.3%
Brooks Automation, Inc.	2,063	25,437
Cabot Microelectronics Corp.	258	10,031
Cavium, Inc. (a)	13,804	427,096
Cypress Semiconductor Corp. (a)	500	7,815
Entegris, Inc. (a)	17,129	159,985
Entropic Communications, Inc. (a)	8	47
GSI Group, Inc. (a)	4,152	50,073
GT Advanced Technologies, Inc. (a)	14,941	123,562
Integrated Silicon Solution, Inc. (a)	3,722	41,537
IXYS Corp. (a)	4,784	63,149
Lattice Semiconductor Corp. (a)	5,097	32,774
QLogic Corp. (a)	9,956	176,818
Semtech Corp. (a)	43,016	1,224,235
Skyworks Solutions, Inc. (a)	51,800	1,432,270

		3,774,829

Software — 2.9%
Actuate Corp. (a)	10,242	64,320
Acxiom Corp. (a)	12,765	187,390
Allscripts Healthcare Solutions, Inc. (a)	8,362	138,809
Broadridge Financial Solutions, Inc.	6,551	156,634
CSG Systems International, Inc. (a)	6,048	91,567
The Dun & Bradstreet Corp.	143	12,116

	Number of Shares	Value
Ebix, Inc.	758	$17,555
Fair Isaac Corp.	374	16,419
JDA Software Group, Inc. (a)	1,008	27,700
ManTech International Corp. Class A	4,747	163,582
MedAssets, Inc. (a)	5,630	74,091
Medidata Solutions, Inc. (a)	1,836	48,911
MSCI, Inc. Class A (a)	37,100	1,365,651
Omnicell, Inc. (a)	5,862	89,161
Seachange International, Inc. (a)	4,699	36,558
SYNNEX Corp. (a)	2,914	111,140

		2,601,604

Telecommunications — 3.4%
Amdocs Ltd. (a)	3,833	121,046
Arris Group, Inc. (a)	7,350	83,055
Aruba Networks, Inc. (a)	55,720	1,241,442
Finisar Corp. (a)	33,674	678,531
Globecomm Systems, Inc. (a)	3,156	45,699
Plantronics, Inc.	3,738	150,492
Polycom, Inc. (a)	6,450	123,001
Telecom Argentina SA Sponsored ADR (Argentina)	7,810	138,393
Telecom Corp. of New Zealand Ltd. Sponsored ADR (New Zealand)	2,464	24,443
Telephone & Data Systems, Inc.	5,673	131,330
USA Mobility, Inc.	8,104	112,889
Vonage Holdings Corp. (a)	55,113	121,800

		2,972,121

Textiles — 0.2%
Cintas Corp.	3,757	146,974

Toys, Games & Hobbies — 0.0%
Leapfrog Enterprises, Inc. (a)	1,770	14,797

Transportation — 2.7%
Forward Air Corp.	1,846	67,693
Genesee & Wyoming, Inc. Class A (a)	6,684	364,813
Hub Group, Inc. Class A (a)	13,342	480,712
Old Dominion Freight Line, Inc. (a)	25,754	1,227,693
Swift Transportation Co. (a)	12,015	138,653
Werner Enterprises, Inc.	3,870	96,208

		2,375,772

Water — 0.4%
Aqua America, Inc.	17,582	391,903

TOTAL COMMON STOCK (Cost $67,286,400)		87,081,534

TOTAL EQUITIES (Cost $67,286,400)		87,081,534

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
RIGHTS — 0.0%
Pharmaceuticals — 0.0%
Indevus Pharmaceuticals, Inc. (Escrow Shares) (a) (b)	400	$4

TOTAL RIGHTS (Cost $0)		4

TOTAL LONG-TERM INVESTMENTS (Cost $67,286,400)		87,081,538

	Principal Amount
SHORT-TERM INVESTMENTS — 2.0%
Repurchase Agreement — 2.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/30/12, 0.010%, due 4/02/12 (c)	$1,723,539	1,723,539

TOTAL SHORT-TERM INVESTMENTS (Cost $1,723,539)		1,723,539

TOTAL INVESTMENTS — 100.6% (Cost $69,009,939) (d)		88,805,077

Other Assets/(Liabilities) — (0.6)%		(488,180)

NET ASSETS — 100.0%		$88,316,897

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $1,723,540. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $1,760,773.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Strategic Emerging Markets Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.8%

COMMON STOCK — 94.8%
Apparel — 0.0%
Far Eastern New Century Corp.	12,910	$14,940

Automotive & Parts — 1.6%
Hero Honda Motors Ltd.	10,207	412,162
Hyundai Mobis	1,512	385,569

		797,731

Banks — 19.6%
Banco do Brasil SA	95,491	1,357,469
China Construction Bank Corp. Class H	2,272,130	1,757,399
HDFC Bank Ltd. ADR (India)	36,100	1,231,010
ICICI Bank Ltd.	34,395	597,338
Industrial & Commercial Bank of China	2,604,175	1,684,097
KB Financial Group, Inc.	23,633	863,474
Powszechna Kasa Oszczednosci Bank Polski SA	73,945	799,420
Sberbank	495,743	1,609,086

		9,899,293

Beverages — 0.8%
Companhia de Bebidas das Americas ADR (Brazil)	9,849	406,961

Building Materials — 2.8%
Anhui Conch Cement Co. Ltd. Class H	302,000	954,716
BBMG Corp.	542,500	456,506

		1,411,222

Chemicals — 3.6%
LG Chem Ltd.	2,922	955,514
Ultrapar Participacoes SA	21,300	466,734
Uralkali GDR (Russia) (a)	10,571	398,632

		1,820,880

Commercial Services — 1.7%
CCR SA	105,811	856,713

Computers — 2.3%
Lenovo Group Ltd.	1,264,000	1,130,717
Tata Consultancy Services Ltd.	1,458	33,318

		1,164,035

Diversified Financial — 3.2%
CITIC Securities Co. Ltd. (b)	253,500	508,215
Grupo Financiero Banorte SAB de CV Class O	109,762	487,906
Mega Financial Holding Co. Ltd.	871,460	615,766

		1,611,887

Electronics — 4.1%
Hon Hai Precision Industry Co. Ltd.	536,356	2,081,172

	Number of Shares	Value
Engineering & Construction — 2.4%
Hyundai Engineering & Construction Co. Ltd.	7,109	$507,437
Larsen & Toubro Ltd.	20,458	522,523
Multiplan Empreendimentos Imobiliarios SA	8,500	198,595

		1,228,555

Foods — 1.9%
BRF — Brasil Foods SA Sponsored ADR (Brazil)	48,800	976,488

Health Care – Products — 1.4%
Hengan International Group Co. Ltd.	71,000	714,678

Holding Company – Diversified — 1.2%
Alfa SAB de CV	40,509	583,201

Insurance — 1.6%
Ping An Insurance Group Co. of China Ltd. Class H	110,500	831,862

Internet — 3.6%
NHN Corp.	2,985	685,286
Tencent Holdings Ltd.	41,200	1,149,468

		1,834,754

Iron & Steel — 3.1%
Gerdau SA Sponsored ADR (Brazil)	74,600	718,398
POSCO	2,516	846,120

		1,564,518

Media — 1.3%
Naspers Ltd.	11,551	649,342

Mining — 1.9%
African Minerals Ltd. (b)	12,757	113,087
Antofagasta PLC	27,741	512,490
Randgold Resources Ltd. Sponsored ADR (Channel Islands)	3,600	316,728
Yamana Gold, Inc.	1,135	17,729

		960,034

Oil & Gas — 16.7%
CNOOC Ltd.	917,000	1,874,594
Gazprom OAO Sponsored ADR (Russia)	116,146	1,436,726
Kunlun Energy Co. Ltd	252,000	454,039
NovaTek OAO GDR (Russia) (a)	6,935	939,693
Petroleo Brasileiro SA Sponsored ADR (Brazil)	85,581	2,187,450
Petroleo Brasileiro SA Sponsored ADR (Brazil)	10,200	270,912
Rosneft Oil Co. GDR (Russia) (a)	67,696	479,288
Sasol Ltd.	17,098	828,731

		8,471,433

The accompanying notes are an integral part of the financial statements.

MML Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate — 2.0%
BR Malls Participacoes SA	26,182	$341,214
China Overseas Land & Investment Ltd.	340,000	644,758

		985,972

Retail — 1.9%
Belle International Holdings Ltd.	323,000	580,614
Dufry Group (b)	3,005	392,551

		973,165

Semiconductors — 10.2%
Hynix Semiconductor, Inc. (b)	12,440	321,517
Samsung Electronics Co., Ltd.	3,005	3,384,111
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	93,561	1,429,612

		5,135,240

Shipbuilding — 2.4%
Hyundai Heavy Industries Co. Ltd.	4,298	1,222,232

Software — 1.1%
Infosys Ltd. Sponsored ADR (India)	9,453	539,105

Telecommunications — 1.5%
America Movil SAB de CV Sponsored ADR (Mexico)	15,664	388,937
MTN Group Ltd.	20,616	363,279

		752,216

Transportation — 0.9%
China Shipping Development Co. Ltd. Class H	680,000	467,558

TOTAL COMMON STOCK (Cost $47,112,425)		47,955,187

PREFERRED STOCK — 2.0%
Mining — 2.0%
Vale SA Sponsored ADR (Brazil) 7.130%	45,332	1,028,583

TOTAL PREFERRED STOCK (Cost $1,173,228)		1,028,583

TOTAL EQUITIES (Cost $48,285,653)		48,983,770

TOTAL LONG-TERM INVESTMENTS (Cost $48,285,653)		48,983,770

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.1%
Repurchase Agreement — 3.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/30/12, 0.010%, due 4/02/12 (c)	$1,502,014	$1,502,014

Time Deposits — 0.1%
Euro Time Deposit 0.010% 4/02/12	66,605	66,605

TOTAL SHORT-TERM INVESTMENTS (Cost $1,568,619)		1,568,619

TOTAL INVESTMENTS — 99.9% (Cost $49,854,272) (d)		50,552,389

Other Assets/(Liabilities) — 0.1%		51,865

NET ASSETS — 100.0%		$50,604,254

Notes to Portfolio of Investments

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(a)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2012, these securities amounted to a value of $1,817,613 or 3.59% of net assets.
(b)	Non-income producing security.
(c)	Maturity value of $1,502,015. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $1,533,869.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

Notes to Portfolio of Investments (Unaudited)

1.	The Fund

MML Series Investment Fund II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 8, 2005, which was amended and restated as of February 28, 2005 and December 15, 2011, as it may be further amended from time to time. The following are 11 series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Blend Fund (“Blend Fund”)

MML China Fund (“China Fund”)

MML Enhanced Index Core Equity Fund (“Enhanced Index Core Equity Fund”)

MML Equity Fund (“Equity Fund”)

MML High Yield Fund (“High Yield Fund”)

MML Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)

MML Managed Bond Fund (“Managed Bond Fund”)

MML Money Market Fund (“Money Market Fund”)

MML Short-Duration Bond Fund (“Short-Duration Bond Fund”)

MML Small/Mid Cap Equity Fund (“Small/Mid Cap Equity Fund”)

MML Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, and C.M. Life Insurance Company are the record owners of all of the outstanding shares of the Funds.

The following table shows the classes available for each Fund, including the date each class commenced operations. Each share class represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

	Initial Class	Service Class	Class II	Service Class I
Blend Fund	2/3/1984	8/15/2008	None	None
China Fund	None	None	5/1/2009	8/27/2008
Enhanced Index Core Equity Fund	5/1/2001	8/15/2008	None	None
Equity Fund	12/31/1973	8/15/2008	None	None
High Yield Fund	None	None	5/3/2010	5/3/2010
Inflation-Protected and Income Fund	8/30/2002	8/15/2008	None	None
Managed Bond Fund	12/16/1981	8/15/2008	None	None
Money Market Fund	12/16/1981	Not available	None	None
Short-Duration Bond Fund	None	None	5/3/2010	5/3/2010
Small/Mid Cap Equity Fund	6/1/1998	8/15/2008	None	None
Strategic Emerging Markets Fund	None	None	5/1/2009	8/27/2008

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange, on each day the New York Stock Exchange is open for trading (a “business day”). The New York Stock Exchange normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities and derivative contracts that are actively traded on a national securities exchange are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities or derivatives listed on the exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. For all Funds other than the Money Market Fund, short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever the Funds’ investment adviser determines more closely approximates current market value. The Money Market Fund’s portfolio securities are valued at amortized cost, which approximates current market value, in accordance with Rule 2a-7 under the 1940 Act pursuant to which the Money Market Fund must adhere to certain conditions. It is the intention of the Money Market Fund to maintain a stable net asset value per share, although this cannot be assured. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, prepayment speed assumptions and attributes of the collateral. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. Restricted securities are valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the value of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities

[1]

The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and makes recommendations concerning the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party fair valuation vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values, that exceeds a specific threshold established by the Funds’ Valuation Committee pursuant to procedures established by the Trustees, and under the general oversight of the Trustees. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned key inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities held in non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

Notes to Portfolio of Investments (Unaudited) (Continued)

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Enhanced Index Core Equity Fund and Equity Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of March 31, 2012. The High Yield Fund, Inflation-Protected and Income Fund, and Money Market Fund characterized all investments at Level 2, as of March 31, 2012. For each Fund noted above, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of March 31, 2012, for the remaining Funds’ investments:

Asset Valuation Inputs

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Blend Fund
Equities
Common Stock
Basic Materials	$11,119,428	$-	$-	$11,119,428
Communications	41,227,090	-	-	41,227,090
Consumer, Cyclical	31,320,358	-	-	31,320,358
Consumer, Non-cyclical	80,802,072	-	-	80,802,072
Diversified	144,516	-	-	144,516
Energy	39,219,571	-	-	39,219,571
Financial	52,934,455	-	-	52,934,455
Industrial	39,629,285	-	-	39,629,285
Technology	64,241,952	-	-	64,241,952
Utilities	11,154,757	-	-	11,154,757

Total Common Stock	371,793,484	-	-	371,793,484

Preferred Stock
Consumer, Cyclical	-	61	-	61

Total Preferred Stock	-	61	-	61

Total Equities	371,793,484	61	-	371,793,545

Bonds & Notes
Total Corporate Debt	-	69,380,458	-	69,380,458

Total Municipal Obligations	-	2,594,985	-	2,594,985

Non-U.S. Government Agency Obligations
Automobile ABS	-	1,374,999	-	1,374,999
Commercial MBS	-	13,138,017	-	13,138,017
Home Equity ABS	-	5,666,848	-	5,666,848
Other ABS	-	2,386,238	971,850	3,358,088
Student Loans ABS	-	4,675,767	126,940	4,802,707
WL Collateral CMO	-	2,290,886	-	2,290,886
WL Collateral PAC	-	280,280	-	280,280

Total Non-U.S. Government Agency Obligations	-	29,813,035	1,098,790	30,911,825

Total Sovereign Debt Obligations	-	1,420,452	-	1,420,452

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Blend Fund (Continued)
U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	$-	$321,891	$-	$321,891
Pass-Through Securities	-	61,690,479	-	61,690,479

Total U.S. Government Agency Obligations and Instrumentalities	-	62,012,370	-	62,012,370

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	41,234,815	-	41,234,815

Total U.S. Treasury Obligations	-	41,234,815	-	41,234,815

Total Bonds & Notes	-	206,456,115	1,098,790	207,554,905

Total Long-Term Investments	371,793,484	206,456,176	1,098,790	579,348,450

Total Short-Term Investments	-	61,282,199	-	61,282,199

Total Investments	$371,793,484	$267,738,375	$1,098,790	$640,630,649

China Fund
Equities
Common Stock
Basic Materials	$-	$590,340	$-	$590,340
Communications	1,132,385	2,646,337	-	3,778,722
Consumer, Cyclical	-	1,628,584	-	1,628,584
Consumer, Non-cyclical	-	1,032,572	-	1,032,572
Energy	-	3,211,986	-	3,211,986
Financial	-	5,776,081	-	5,776,081
Industrial	-	3,212,759	-	3,212,759
Technology	-	218,271	-	218,271
Utilities	-	185,837	-	185,837

Total Common Stock	1,132,385	18,502,767	-	19,635,152

Total Equities	1,132,385	18,502,767	-	19,635,152

Total Long-Term Investments	1,132,385	18,502,767	-	19,635,152

Total Short-Term Investments	-	100,984	-	100,984

Total Investments	$1,132,385	$18,603,751	$-	$19,736,136

Managed Bond Fund
Bonds & Notes
Total Corporate Debt	$-	$318,060,803	$-	$318,060,803

Total Municipal Obligations	-	10,584,638	-	10,584,638

Non-U.S. Government Agency Obligations
Automobile ABS	-	5,427,629	-	5,427,629
Commercial MBS	-	62,969,788	-	62,969,788
Home Equity ABS	-	29,805,765	-	29,805,765
Other ABS	-	12,798,763	2,005,863	14,804,626
Student Loans ABS	-	24,104,204	539,495	24,643,699
WL Collateral CMO	-	6,582,138	-	6,582,138
WL Collateral PAC	-	1,057,920	-	1,057,920

Total Non-U.S. Government Agency Obligations	-	142,746,207	2,545,358	145,291,565

Total Sovereign Debt Obligations	-	7,721,217	-	7,721,217

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Managed Bond Fund (Continued)
U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	$-	$413,185	$-	$413,185
Pass-Through Securities	-	285,626,228	-	285,626,228

Total U.S. Government Agency Obligations and Instrumentalities	-	286,039,413	-	286,039,413

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	263,726,483	-	263,726,483

Total U.S. Treasury Obligations	-	263,726,483	-	263,726,483

Total Bonds & Notes	-	1,028,878,761	2,545,358	1,031,424,119

Total Long-Term Investments	-	1,028,878,761	2,545,358	1,031,424,119

Total Short-Term Investments	-	50,465,055	-	50,465,055

Total Investments	$-	$1,079,343,816	$2,545,358	$1,081,889,174

Short-Duration Bond Fund
Bonds & Notes
Total Corporate Debt	$-	$44,217,404	$-	$44,217,404

Total Municipal Obligations	-	1,300,203	-	1,300,203

Non-U.S. Government Agency Obligations
Automobile ABS	-	7,215,691	-	7,215,691
Commercial MBS	-	14,794,109	-	14,794,109
Home Equity ABS	-	5,882,742	-	5,882,742
Manufactured Housing ABS	-	139,481	-	139,481
Other ABS	-	4,409,753	424,113	4,833,866
Student Loans ABS	-	9,449,011	-	9,449,011
WL Collateral CMO	-	1,650,936	-	1,650,936
WL Collateral PAC	-	247,766	-	247,766

Total Non-U.S. Government Agency Obligations	-	43,789,489	424,113	44,213,602

U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	78,183	-	78,183
Pass-Through Securities	-	23,836,153	-	23,836,153

Total U.S. Government Agency Obligations and Instrumentalities	-	23,914,336	-	23,914,336

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	20,395,662	-	20,395,662

Total U.S. Treasury Obligations	-	20,395,662	-	20,395,662

Total Bonds & Notes	-	133,617,094	424,113	134,041,207

Total Long-Term Investments	-	133,617,094	424,113	134,041,207

Total Short-Term Investments	-	66,045,755	-	66,045,755

Total Investments	$-	$199,662,849	$424,113	$200,086,962

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Small/Mid Cap Equity Fund
Equities
Common Stock
Basic Materials	$3,354,164	$-	$-	$3,354,164
Communications	5,234,304	-	-	5,234,304
Consumer, Cyclical	12,734,591	-	-	12,734,591
Consumer, Non-cyclical	16,352,977	154,515	-	16,507,492
Diversified	128,095	-	-	128,095
Energy	4,835,345	-	-	4,835,345
Financial	16,455,060	-	-	16,455,060
Industrial	14,084,380	-	-	14,084,380
Technology	10,392,278	-	-	10,392,278
Utilities	3,355,825	-	-	3,355,825

Total Common Stock	86,927,019	154,515	-	87,081,534

Total Equities	86,927,019	154,515	-	87,081,534

Rights
Consumer, Non-cyclical	-	-	4	4

Total Rights	-	-	4	4

Total Long-Term Investments	86,927,019	154,515	4	87,081,538

Total Short-Term Investments	-	1,723,539	-	1,723,539

Total Investments	$86,927,019	$1,878,054	$4	$88,805,077

Strategic Emerging Markets Fund
Equities
Common Stock
Basic Materials	$1,052,855	$3,292,577	$-	$4,345,432
Communications	388,937	2,847,376	-	3,236,313
Consumer, Cyclical	-	1,785,836	-	1,785,836
Consumer, Non-cyclical	1,383,448	1,571,391	-	2,954,839
Diversified	583,201	-	-	583,201
Energy	3,877,343	4,594,090	-	8,471,433
Financial	1,718,916	11,610,099	-	13,329,015
Industrial	-	6,410,739	-	6,410,739
Technology	1,968,716	4,869,663	-	6,838,379

Total Common Stock	10,973,416	36,981,771	-	47,955,187

Preferred Stock
Basic Materials	1,028,583	-	-	1,028,583

Total Preferred Stock	1,028,583	-	-	1,028,583

Total Equities	12,001,999	36,981,771	-	48,983,770

Total Long-Term Investments	12,001,999	36,981,771	-	48,983,770

Total Short-Term Investments	-	1,568,619	-	1,568,619

Total Investments	$12,001,999	$38,550,390	$-	$50,552,389

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of March 31, 2012, for the Funds’ other financial instruments:

Asset Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Blend Fund
Swap Agreements
Credit Risk	$-	$467,629	$-	$467,629
Managed Bond Fund
Swap Agreements
Credit Risk	-	1,878,247	-	1,878,247
Short-Duration Bond Fund
Futures Contracts
Interest Rate Risk	102,883	-	-	102,883
Swap Agreements
Credit Risk	-	422,982	-	422,982

Liability Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Blend Fund
Futures Contracts
Interest Rate Risk	$(5,814)	$-	$-	$(5,814)
Swap Agreements
Credit Risk	-	(38,143)	-	(38,143)
Managed Bond Fund
Futures Contracts
Interest Rate Risk	(23,012)	-	-	(23,012)
Swap Agreements
Credit Risk	-	(158,325)	-	(158,325)
Short-Duration Bond Fund
Swap Agreements
Credit Risk	-	(30,879)	-	(30,879)

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

	Transfers In *		Transfers Out *
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs
Small/Mid Cap Equity Fund	$-	$23,548	$(23,548)	$-

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year. Transfers occurred between Level 1 and Level 2 as a result of the security being fair valued in accordance with procedures approved by the Trustees.

Notes to Portfolio of Investments (Unaudited) (Continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/11	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*	Balance as of 3/31/12	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 3/31/12
Blend Fund
Long-Term Investments
Bonds & Notes
Non-U.S. Government
Agency Obligations
Other ABS	$563,065	$-	$-	$152,847	$255,938	$-	$-	$-	$971,850	$152,847
Student Loan ABS	123,740	-	-	3,200	-	-	-	-	126,940	3,200

	$686,805	$-	$-	$156,047	$255,938	$-	$-	$-	$1,098,790	$156,047

Managed Bond Fund
Long-Term Investments
Bonds & Notes
Non-U.S. Government
Agency Obligations
Other ABS	$696,422	$-	$-	$183,316	$1,126,125	$-	$-	$-	$2,005,863	$183,316
Student Loan ABS	525,895	-	-	13,600	-	-	-	-	539,495	13,600

	$1,222,317	$-	$-	$196,916	$1,126,125	$-	$-	$-	$2,545,358	$196,916

Short-Duration Bond Fund
Long-Term Investments
Bonds & Notes
Non-U.S. Government
Agency Obligations
Other ABS	$133,357	$-	$-	$34,818	$255,938	$-	$-	$-	$424,113	$34,818

Small/Mid Cap Equity Fund
Long-Term Investments
Equities
Common Stock
Industrial	$2,629	$-	$(33,846)	$34,666	$-	$(3,449)	$-	$-	$-	$-
Rights
Consumer, Non-Cyclical	4	-	-	-	-	-	-	-	4	-

	$2,633	$-	$(33,846)	$34,666	$-	$(3,449)	$-	$-	$4	$-

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.

None of the unobservable inputs, individually or collectively, had a material impact on the Fund(s).

The Funds had no transfers in or out of Level 3 of the fair value hierarchy at March 31, 2012.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at March 31, 2012, the following table shows how the Fund used these derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Notes to Portfolio of Investments (Unaudited) (Continued)

Type of Derivative and Objective for Use	Blend Fund	Managed Bond Fund	Short-Duration Bond Fund	Small/Mid Cap Equity Fund
Futures Contracts*
Hedging/Risk Management	A	A	A
Duration/Credit Quality Management	A	A	A
Substitution for Direct Investment	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management	A	A	A
Duration/Credit Quality Management	A	A	A
Income	M	M	A
Substitution for Direct Investment	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	A
Rights and Warrants
Result of a Corporate Action				A

*	Includes any options purchased or written on futures contracts, if applicable.

At March 31, 2012, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Interest Rate Risk	Total
Blend Fund
Asset Derivatives
Swap Agreements	$467,629	$-	$-	$467,629

Liability Derivatives
Futures Contracts	$-	$-	$(5,814)	$(5,814)
Swap Agreements	(38,143)	-	-	(38,143)

Total Value	$(38,143)	$-	$(5,814)	$(43,957)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	71	71
Swap Agreements	$21,220,000	$-	$-	$21,220,000

Managed Bond Fund
Asset Derivatives
Swap Agreements	$1,878,247	$-	$-	$1,878,247

Liability Derivatives
Futures Contracts	$-	$-	$(23,012)	$(23,012)
Swap Agreements	(158,325)	-	-	(158,325)

Total Value	$(158,325)	$-	$(23,012)	$(181,337)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	281	281
Swap Agreements	$83,945,000	$-	$-	$83,945,000

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Interest Rate Risk	Total
Short-Duration Bond Fund
Asset Derivatives
Futures Contracts	$-	$-	$102,883	$102,883
Swap Agreements	422,982	-	-	422,982

Total Value	$422,982	$-	$102,883	$525,865

Liability Derivatives
Swap Agreements	$(30,879)	$-	$-	$(30,879)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	176	176
Swap Agreements	$18,855,000	$-	$-	$18,855,000

Small/Mid Cap Equity Fund
Asset Derivatives
Rights	$-	$4	$-	$4

Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	400	-	400

†	Amount(s) disclosed represent number of contracts for futures contracts, notional amounts for swap agreements, or shares/units outstanding for rights outstanding at March 31, 2012.

Further details regarding the derivatives and other investments held by the Funds at March 31, 2012, are discussed below.

Futures Contracts

A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) listed in the following table had open futures contracts at March 31, 2012:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Blend Fund
BUYS
71	U.S. Treasury Note 2 Year	6/29/12	$15,629,985	$(5,814)

Managed Bond Fund
BUYS
281	U.S. Treasury Note 2 Year	6/29/12	$61,859,516	$(23,012)

Short-Duration Bond Fund
SELLS
82	U.S. Treasury Note 10 Year	6/20/12	$(10,617,719)	$65,050
94	U.S. Treasury Note 5 Year	6/29/12	(11,518,672)	37,833

				$102,883

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

A Fund may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Notes to Portfolio of Investments (Unaudited) (Continued)

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

The Fund(s) listed in the following table had open swap agreements at March 31, 2012. A Fund’s current exposure to a counterparty is typically the fair value of the agreement.

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Blend Fund*
Credit Default Swaps
$350,000	USD	3/20/17	Barclays Bank PLC	Buy	(0.250)%	Kingdom of Sweden	$(2,434)	$5,522	$3,088

775,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.580)%	Marriott International, Inc.	4,727	-	4,727

4,850,000	USD	6/20/16	Goldman Sachs & Co.	Buy	(1.000)%	CDX.NA.IG.16	(70,057)	40,104	(29,953)
460,000	USD	3/20/17	Goldman Sachs & Co.	Buy	(1.000)%	U.K. Treasury Bond	(367)	(7,823)	(8,190)
925,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(63,733)	92,500	28,767
3,145,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(206,284)	304,094	97,810
365,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(12,373)	23,725	11,352
950,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(27,851)	57,396	29,545
400,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(6,560)	19,000	12,440
850,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(16,067)	42,502	26,435
2,300,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(54,976)	126,506	71,530
300,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(6,421)	15,751	9,330
1,100,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(29,043)	63,253	34,210
3,100,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(128,349)	224,759	96,410
1,350,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(55,894)	97,879	41,985

							(677,975)	1,099,646	421,671

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Managed Bond Fund**
Credit Default Swaps
$1,650,000	USD	3/20/17	Barclays Bank PLC	Buy	(0.250)%	Kingdom of Sweden	$(11,469)	$26,028	$14,559

1,125,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.580)%	Marriott International, Inc	6,862	-	6,862

19,250,000	USD	6/20/16	Goldman Sachs & Co.	Buy	(1.000)%	CDX.NA.IG.16	(278,062)	159,177	(118,885)
2,215,000	USD	3/20/17	Goldman Sachs & Co.	Buy	(1.000)%	U.K. Treasury Bond	(1,769)	(37,671)	(39,440)
2,950,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(203,255)	295,000	91,745
10,030,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(657,881)	969,813	311,932
4,200,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(142,380)	273,000	130,620
4,200,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(123,130)	253,750	130,620
4,575,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(75,029)	217,312	142,283
4,800,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(114,733)	264,013	149,280
5,525,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(118,250)	290,078	171,828
5,525,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(145,875)	317,703	171,828
13,300,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(550,657)	964,287	413,630
4,600,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(190,453)	333,513	143,060

							(2,601,474)	4,299,975	1,698,501

Short-Duration Bond Fund***
Credit Default Swaps
$5,000,000	USD	6/20/16	Barclays Bank PLC	Buy	(1.000)%	CDX.NA.IG.16	$(65,375)	$34,496	$(30,879)
355,000	USD	3/20/17	Barclays Bank PLC	Buy	(0.250)%	Kingdom of Sweden	(2,469)	5,601	3,132
6,000,000	USD	10/12/52	Barclays Bank PLC	Buy	(0.100)%	CMBX.NA.AAA.1	21,600	165,000	186,600
5,000,000	USD	10/12/52	Barclays Bank PLC	Buy	(0.100)%	CMBX.NA.AAA.1	(132,014)	287,514	155,500
2,500,000	USD	10/12/52	Barclays Bank PLC	Buy	(0.100)%	CMBX.NA.AAA.1	(97,257)	175,007	77,750

							(275,515)	667,618	392,103

USD	U.S. Dollar
*	Collateral for swap agreements received from Goldman Sachs & Co. amounted to $610,000 in cash at March 31, 2012.
**	Collateral for swap agreements received from Goldman Sachs & Co. amounted to $1,712,000 in cash at March 31, 2012.
***	Collateral for swap agreements received from Barclays Bank PLC amounted to $500,000 in cash at March 31, 2012.

Notes to Portfolio of Investments (Unaudited) (Continued)

Rights and Warrants

Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, forward commitment, or TBA basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate. In addition, because the Fund is not required to make payment under these transactions until the delivery date, they may result in a form of leverage.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a when-issued, delayed-delivery, forward commitment, or TBA transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original

Notes to Portfolio of Investments (Unaudited) (Continued)

principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities. A reverse repurchase agreement generally creates investment leverage. If the counterparty in a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to enforce the Fund’s obligation to repurchase the securities.

The Fund(s) listed in the following table had open reverse repurchase agreements at March 31, 2012:

Description	Value
Inflation-Protected and Income Fund
Agreement with Banque Paribas, dated 3/07/12, 0.180%, to be repurchased on demand until 6/07/12 at value plus accrued interest.	$1,649,704
Agreement with Banque Paribas, dated 3/07/12, 0.200%, to be repurchased on demand until 6/07/12 at value plus accrued interest.	4,387,762
Agreement with Barclays Bank PLC, dated 2/09/12, 0.200%, to be repurchased on demand until 5/09/12 at value plus accrued interest.	2,565,000
Agreement with Barclays Bank PLC, dated 3/12/12, 0.250%, to be repurchased on demand until 6/19/12 at value plus accrued interest.	17,820,125
Agreement with Barclays Bank PLC, dated 3/13/12, 0.230%, to be repurchased on demand until 6/13/12 at value plus accrued interest.	18,291,555
Agreement with Daiwa Securities, dated 2/28/12, 0.250%, to be repurchased on demand until 5/30/12 at value plus accrued interest.	8,382,500
Agreement with Deutsche Bank AG, dated 1/13/12, 0.200%, to be repurchased on demand until 4/12/12 at value plus accrued interest.	28,103,000
Agreement with Deutsche Bank AG, dated 2/28/12, 0.230%, to be repurchased on demand until 5/29/12 at value plus accrued interest.	16,607,000

Notes to Portfolio of Investments (Unaudited) (Continued)

Description	Value
Inflation-Protected and Income Fund (Continued)
Agreement with Deutsche Bank AG, dated 3/07/12, 0.230%, to be repurchased on demand until 6/07/12 at value plus accrued interest.	$20,253,000
Agreement with Goldman Sachs & Co., dated 1/19/12, 0.210%, to be repurchased on demand until 4/24/12 at value plus accrued interest.	79,107,000
Agreement with Goldman Sachs & Co., dated 3/08/12, 0.220%, to be repurchased on demand until 6/08/12 at value plus accrued interest.	10,946,000
Agreement with Goldman Sachs & Co., dated 3/20/12, 0.250%, to be repurchased on demand until 6/19/12 at value plus accrued interest.	12,321,000
Agreement with HSBC Finance Corp., dated 1/12/12, 0.160%, to be repurchased on demand until 4/12/12 at value plus accrued interest.	3,870,000
Agreement with HSBC Finance Corp., dated 1/19/12, 0.160%, to be repurchased on demand until 4/24/12 at value plus accrued interest.	3,456,000
Agreement with HSBC Finance Corp., dated 2/02/12, 0.170%, to be repurchased on demand until 5/02/12 at value plus accrued interest.	14,997,500
Agreement with HSBC Finance Corp., dated 2/22/12, 0.180%, to be repurchased on demand until 5/23/12 at value plus accrued interest.	2,886,250
Agreement with HSBC Finance Corp., dated 3/09/12, 0.220%, to be repurchased on demand until 6/12/12 at value plus accrued interest.	62,242,000
Agreement with HSBC Finance Corp., dated 3/15/12, 0.240%, to be repurchased on demand until 4/24/12 at value plus accrued interest.	18,248,700
Agreement with Morgan Stanley & Co., dated 1/13/12, 0.200%, to be repurchased on demand until 4/12/12 at value plus accrued interest.	7,925,272
Agreement with Morgan Stanley & Co., dated 2/17/12, 0.230%, to be repurchased on demand until 5/17/12 at value plus accrued interest.	17,522,339

$351,581,707

Average balance outstanding	$132,766,900
Maximum balance outstanding	$357,793,868
Average interest rate	0.22%
Weighted average maturity	45 days

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and

Notes to Portfolio of Investments (Unaudited) (Continued)

income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

Foreign Securities

Each of the China Fund and Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Credit Risk

The Funds may invest a portion of their assets, directly or indirectly, in securities backed by mortgage loans, credit card receivables, and automotive loans. The values and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on such securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation and liquidity of such securities.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared and paid quarterly for the Blend Fund, High Yield Fund, Inflation-Protected and Income Fund, Managed Bond Fund, and Short-Duration Bond Fund and annually for the China Fund, Enhanced Index Core Equity Fund, Equity Fund, Small/Mid Cap Equity Fund, and Strategic Emerging Markets Fund, and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

Notes to Portfolio of Investments (Unaudited) (Continued)

3.	Federal Income Tax Information

At March 31, 2012, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Blend Fund	$509,706,692	$134,501,393	$(3,577,436)	$130,923,957
China Fund	19,393,545	1,362,663	(1,020,072)	342,591
Enhanced Index Core Equity Fund	14,314,152	1,885,215	(125,916)	1,759,299
Equity Fund	671,632,338	126,854,424	(17,682,302)	109,172,122
High Yield Fund	113,471,710	3,067,157	(1,587,305)	1,479,852
Inflation-Protected and Income Fund	723,638,443	44,659,661	(707,476)	43,952,185
Managed Bond Fund	1,046,906,605	41,305,161	(6,322,592)	34,982,569
Short-Duration Bond Fund	198,500,253	2,217,083	(630,374)	1,586,709
Small/Mid Cap Equity Fund	69,009,939	20,980,781	(1,185,643)	19,795,138
Strategic Emerging Markets Fund	49,854,272	2,394,906	(1,696,789)	698,117

Note: The aggregate cost for investments for the Money Market Fund at March 31, 2012, is the same for financial reporting and federal income tax purposes.

4. Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amounts sought to be recovered from the Blend Fund, Enhanced Index Core Equity Fund, and Small/Mid Cap Equity Fund, plus interest and the Official Committee’s court costs, are approximately $207,400, $17,000, and $93,500, respectively.

In addition, on June 2, 2011, the Blend Fund was named as a defendant in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the total net assets of each applicable Fund at the time of such judgment or settlement.

5. Fund Liquidation

Effective April 27, 2012 (the “Termination Date”), the Enhanced Index Core Equity Fund was liquidated pursuant to a plan of liquidation approved by shareholders. The liquidation proceeds of the Fund were distributed to the appropriate MassMutual or C.M. Life Insurance Company separate accounts invested in the Fund on the Termination Date.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by
Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund II

By	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer

Date	5/30/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer

Date	5/30/12

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer

Date	5/30/12